     As filed with the Securities and Exchange Commission on April 17, 2003

                                                     Registration Nos. 333-53432
                                                                       811-10263
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                            ------------------------

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933               [X]

                       PRE-EFFECTIVE AMENDMENT NO. ____         [ ]

                       POST-EFFECTIVE AMENDMENT NO. 3           [X]

                                       AND

                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940         [X]

                               AMENDMENT NO. 5                  [X]

                        (CHECK APPROPRIATE BOX OR BOXES)

                                 AB FUNDS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

2401 CEDAR SPRINGS ROAD                                       75201-1407
    DALLAS, TX                                                (Zip Code)

(Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (214) 720-1171

       RODNEY R. MILLER, ESQ.                               COPIES TO:
       ----------------------                          DONALD W. SMITH, ESQ.
ANNUITY BOARD OF THE SOUTHERN BAPTIST               KIRKPATRICK & LOCKHART LLP
          CONVENTION                             1800 MASSACHUSETTS AVENUE, N.W.
    2401 CEDAR SPRINGS ROAD                          WASHINGTON, DC 20036-1800
     DALLAS, TX 75201-1407                           TELEPHONE: (202) 778-9079

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

         _________ immediately upon filing pursuant to paragraph (b)
         _________ on _____________ pursuant to paragraph (b)
         _________ 60 days after filing pursuant to paragraph (a)(1)
         _________ on ________ pursuant to paragraph (a)1
             [X]   75 days after filing pursuant to paragraph (a)(2)
         _________ on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         _________ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      TITLE OF SECURITIES BEING REGISTERED:

                             Flexible Income Fund I
                             Growth & Income Fund I
                          Capital Opportunities Fund I
                              Global Equity Fund I

[AB FUNDS LOGO]

         INSTITUTIONAL CLASS

         Prospectus

                                    JULY __, 2003

                                    INSTITUTIONAL BLENDED FUNDS

                                     -   FLEXIBLE INCOME FUND I

                                     -   GROWTH & INCOME FUND I

                                     -   CAPITAL OPPORTUNITIES FUND I

                                     -   GLOBAL EQUITY FUND I

         This prospectus contains important information about the Funds, including information on investment policies, risks, and fees. For your own benefit and protection, you should read it before you invest, and keep it on hand for future reference.

         These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (the "SEC"), nor has the SEC determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

                                                                  AB Funds Trust

TABLE OF CONTENTS

A look at the goals,            RISK & RETURN SUMMARIES
strategies, main risks and      Introduction.......................................................
expenses of each Fund.

                                THE INSTITUTIONAL BLENDED FUNDS
                                Flexible Income Fund I.............................................
                                Growth & Income Fund I.............................................
                                Capital Opportunities Fund I.......................................
                                Global Equity Fund I...............................................

                                DESCRIPTIONS OF THE UNDERLYING SELECT FUNDS
                                Money Market Fund..................................................
                                Low-Duration Bond Fund.............................................
                                Medium-Duration Bond Fund..........................................
                                Extended-Duration Bond Fund........................................
                                Equity Index Fund..................................................
                                Value Equity Fund..................................................
                                Growth Equity Fund.................................................
                                Small Cap Equity Fund..............................................
                                International Equity Fund..........................................

                                ADDITIONAL INVESTMENT & RISK INFORMATION

Details about the               MANAGEMENT OF THE FUNDS
Funds' management               Investment Adviser.................................................
and service providers.          Sub-Advisers.......................................................
                                Service Providers..................................................

                                SHAREHOLDER INFORMATION
                                Eligible Investors.................................................
                                Minimum Investments................................................
                                Minimum Account Size...............................................

Policies and instructions       TRANSACTIONS WITH THE FUNDS........................................
for opening, maintaining
and closing an account.         MORE SHAREHOLDER INFORMATION.......................................

                                DISTRIBUTION ARRANGEMENTS..........................................

                                GLOSSARY...........................................................

                                FOR MORE INFORMATION...............................................    Back cover

     DO YOU HAVE QUESTIONS ABOUT TERMS WE USE IN THIS PROSPECTUS?

     For information about key terms and concepts, look for our explanations shown in boxes. For definitions of investment terms, refer to the glossary in the back of this prospectus.

RISK & RETURN SUMMARIES

INTRODUCTION

     WHAT IS A MUTUAL FUND?

     A mutual fund pools shareholders' money and, using professional management, invests in securities like stocks and bonds.

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. There is a separate Risk & Return Summary for each Institutional Blended Fund and detailed information about the underlying Select Funds in the following pages. Please read each Fund description carefully before you invest. The more you know about your investment choices, the more informed your investment decisions will be. But first, a word about the risks and returns that apply to all the Funds.

- INSTITUTIONAL BLENDED FUNDS -- Each Institutional Blended Fund is a "fund-of-funds," which means that it generally does not buy securities directly, but rather, allocates its assets among a different mix of mutual funds, known as "Select Funds," to meet a specified investment objectives. Select Funds, in turn, invest directly in different types of fixed income obligations, stocks, or other investments to meet their investment objective. The Funds' Investment Adviser believes that blending investment styles and money managers may reduce risk over the long term. The Institutional Blended Funds offered in this prospectus are:

    -  Flexible Income Fund I

    -  Growth & Income Fund I

    -  Capital Opportunities Fund I

    -  Global Equity Fund I

    The Select Funds that the Institutional Blended Funds may invest in are listed below. Shares of the Select Funds are offered in a separate prospectus which is available by calling the Funds at (800) 262-0511.

    -  Money Market Fund

    -  Low-Duration Bond Fund

    -  Medium-Duration Bond Fund

    -  Extended-Duration Bond Fund

    -  Equity Index Fund

    -  Value Equity Fund

    -  Growth Equity Fund

    -  Small Cap Equity Fund

    -  International Equity Fund

     WHO IS THE INVESTMENT ADVISER?

     SBC Financial Services, Inc. ("SBC Financial" or the "Investment Adviser") serves as the Investment Adviser to the Funds. SBC Financial is an affiliate of the Annuity Board of the Southern Baptist Convention (the "Annuity Board"). SBC Financial allocates each Blended Fund's investments among the Select Funds. Rather than making the day-to-day investment decisions for the Select Funds, SBC Financial retains the services of other investment management firms to do so.

Each Select Fund uses various investment management firms ("Sub-Advisers") to manage its assets. The Investment Adviser reviews the Sub-Advisers' performance, allocates the assets of each Select Fund among them and makes recommendations to the Funds' Board of Trustees regarding changes to the Sub-Advisers selected.

The Funds do not invest in any company that is publicly recognized, as determined by the Annuity Board, as being in the liquor, tobacco, gambling, pornography, or abortion industries, or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of the Annuity Board. The Funds may not be able to take advantage of certain investment opportunities due to these restrictions. This policy may not be changed without shareholder approval.

The Funds are not insured or guaranteed by SBC Financial, the Annuity Board, any bank, the Federal Deposit Insurance Corporation, or any government agency. As with all mutual funds, your investment in the Funds involves investment risk, including the possible loss of the principal amount you invested. There is no guarantee that any of the Funds will be able to meet its investment objective.

THE INSTITUTIONAL BLENDED FUNDS

THE FLEXIBLE INCOME FUND I SUMMARY

     WHAT ARE THE INSTITUTIONAL BLENDED FUNDS?

     Each Institutional Blended Fund is a "fund of funds." It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.

PORTFOLIO DESCRIPTION

Investment Objective       -   The FLEXIBLE INCOME FUND I seeks current income
                               and modest capital appreciation.

Principal Investment       -   The Fund, through investments in the Select
Strategies                     Funds, combines a greater percentage
                               of fixed income securities with a smaller percentage of equity securities.

                           - The Investment Adviser uses the following target and potential ranges in allocating the Fund's assets among the Select Funds.

                                                     TARGET            RANGE
ASSET CLASS
Bond Select Funds                                     75%              60-90%
U.S. Equity Select Funds                              19%              10-30%
Non-U.S. Equity Select Fund                            6%               2-15%

SELECT FUND
Equity Index                                           2%               0-10%
Value Equity                                           8%               2-15%
Growth Equity                                          8%               2-15%
Small Cap Equity                                       1%               0-10%
International Equity                                   6%               2-15%
Money Market                                           3%               0-10%
Low-Duration Bond                                     72%              60-90%

                           - Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.

                           - The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

                           See "Additional Investment & Risk Information" for more about the Fund's investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.

Principal Risks            The Fund is subject to the following principal risks.
                           Other risks are described under "Additional
                           Investment & Risk Information."

                           - The Fund's value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible for you to lose money by investing in the Fund.

                           - Because the Fund owns Select Funds that buy bonds and other fixed income securities, the Fund's value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed income securities fall and vice versa. Other factors may affect fixed income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

                           - There is a risk that the issuer of a fixed income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

                           - To the extent the Fund owns Select Funds that buy stocks and other equity securities, the Fund's value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

                           - Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                           - Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

PERFORMANCE

The Fund is new and does not have a full year of performance. Once it has a full calendar year of performance, the total return will be presented.

FEES AND EXPENSES

     WHAT ARE FUND EXPENSES?

     Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Flexible Income Fund I.

SHAREHOLDER FEES                                                             None
   (Fees paid directly from your investment)
ANNUAL FUND OPERATING EXPENSES
   (Expenses that are deducted from fund assets)
   Management fee                                                            0.10%
   Distribution (12b-1) fee                                                  None
   Other expenses(1)                                                         0.19%
                                                                            -----
   Total annual operating expenses                                           0.29%
   Fee waiver and expense reimbursement(2)                                  (0.12%)
                                                                            -----
   Net expenses                                                              0.17%

----------
(1) "Other expenses" are based on estimated amounts for the current fiscal year.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.17%. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2004.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 YEAR      3 YEARS*
 $17          $81

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

----------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2004. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

INDIRECT EXPENSES PAID BY THE FUND

The Fund invests in the Institutional Class shares of the Select Funds. The Fund bears its proportionate share of the operating expenses of the Select Funds in which it holds shares. This means that if you invest in the Fund, you will bear, indirectly, some operating expenses of the underlying Select Funds. These expenses are in addition to the expenses of the Fund described above. These expenses will vary over time, depending on which Select Funds the Fund invests in. In order to give you an indication of these expenses, shown below is the average expense ratio for the Select Funds the Fund invests in, based on the Fund's current target allocation among the Select Funds and the expenses of the Institutional Class shares of those Select Funds for the fiscal year ended 2002. The expenses shown have been restated to reflect the current level of fee waivers and expense reimbursements for certain Select Funds. Based on these assumptions, the expense ratio of the Select Funds borne indirectly by the Fund would be approximately 0.53%.

THE GROWTH & INCOME FUND I SUMMARY

     WHAT ARE THE INSTITUTIONAL BLENDED FUNDS?

     Each Institutional Blended Fund is a "fund of funds." It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.

PORTFOLIO DESCRIPTION

Investment Objective       -   The GROWTH & INCOME FUND I seeks moderate capital
                               appreciation with current income.

Principal Investment       -   The Fund, through investments in the Select
Strategies                     Funds, combines approximately equal percentages
                               of fixed income securities with equity
                               securities.

                           - The Investment Adviser uses the following target and potential ranges in allocating the Fund's assets among the Select Funds.

                                                    TARGET        RANGE
ASSET CLASS
Bond Select Funds                                     50%         35-65%
U.S. Equity Select Funds                              37%         25-50%
Non-U.S. Equity Select Fund                           13%          5-20%

SELECT FUND
Equity Index                                           4%          0-10%
Value Equity                                          15%          5-25%
Growth Equity                                         15%          5-25%
Small Cap Equity                                       3%          0-10%
International Equity                                  13%          5-20%
Money Market                                           3%          0-10%
Low-Duration Bond                                     12%          5-25%
Medium-Duration Bond                                  25%         15-35%
Extended-Duration Bond                                10%          5-20%

                           - Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.

                           - The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

                           See "Additional Investment & Risk Information" for more about the Fund's investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.

Principal Risks            The Fund is subject to the following principal risks.
                           Other risks are described under "Additional
                           Investment & Risk Information."

                           - The Fund's value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible for you to lose money by investing in the Fund.

                           - Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund's value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

                           - Because the Fund owns Select Funds that buy bonds and other fixed income securities, the Fund's value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed income securities fall and vice versa. Other factors may affect fixed income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

                           - There is a risk that the issuer of a fixed income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

                           - Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                           - Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

                           - Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

PERFORMANCE

The Fund is new and does not have a full year of performance. Once it has a full calendar year of performance, the total return will be presented.

FEES AND EXPENSES

     WHAT ARE FUND EXPENSES?

     Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Growth and Income Fund I.

SHAREHOLDER FEES                                                             None
   (Fees paid directly from your investment)
ANNUAL FUND OPERATING EXPENSES
   (Expenses that are deducted from fund assets)
   Management fee                                                            0.10%
   Distribution (12b-1) fee                                                  None
   Other expenses(1)                                                         0.12%
                                                                            -----
   Total annual operating expenses                                           0.22%
   Fee waiver and expense reimbursement(2)                                  (0.05%)
                                                                            -----
   Net expenses                                                              0.17%

----------
(1) "Other expenses" are based on estimated amounts for the current fiscal year.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.17%. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2004.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 YEAR      3 YEARS*
$  17        $   66

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

----------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2004. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

INDIRECT EXPENSES PAID BY THE FUND

The Fund invests in the Institutional Class Shares of the Select Funds. The Fund bears its proportionate share of the operating expenses of the Select Funds in which it holds shares. This means that if you invest in the Fund, you will bear, indirectly, some operating expenses of the underlying Select Funds. These expenses are in addition to the expenses of the Fund described above. These expenses will vary over time, depending on which Select Funds the

Fund invests in. In order to give you an indication of these expenses, shown below is the average expense ratio for the Select Funds the Fund invests in, based on the Fund's current target allocation among the Select Funds and the expenses of the Institutional Class shares of those Select Funds for the fiscal year ended 2002. The expenses shown have been restated to reflect the current level of fee waivers and expense reimbursements for certain Select Funds. Based on these assumptions, the expense ratio of the Select Funds borne indirectly by the Fund would be approximately 0.66%.

THE CAPITAL OPPORTUNITIES FUND I SUMMARY

     WHAT ARE THE INSTITUTIONAL BLENDED FUNDS?
     Each Institutional Blended Fund is a "fund of funds." It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.

PORTFOLIO DESCRIPTION

Investment Objective       -   The CAPITAL OPPORTUNITIES FUND I seeks capital
                               appreciation with modest current income.

Principal Investment       -   The Fund, through investments in the Select
Strategies                     Funds, combines a greater percentage of equity
                               securities with a smaller percentage of fixed income securities.

                           - The Investment Adviser uses the following target and potential ranges in allocating the Fund's assets among the Select Funds.

                                                    TARGET         RANGE
ASSET CLASS
Bond Select Funds                                     25%         15-35%
U.S. Equity Select Funds                              56%         40-70%
Non-U.S. Equity Select Fund                           19%         10-30%

SELECT FUND
Equity Index                                           6%          2-15%
Value Equity                                          23%         15-35%
Growth Equity                                         23%         15-35%
Small Cap Equity                                       4%          0-10%
International Equity                                  19%         10-30%
Money Market                                           3%          0-10%
Low-Duration Bond                                      4%          0-10%
Medium-Duration Bond                                  13%          5-25%
Extended-Duration Bond                                 5%          0-10%

                           - Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.

                           - The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

                           See "Additional Investment & Risk Information" for more about the Fund's investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.

Principal Risks            The Fund is subject to the following principal risks.
                           Other risks are described under "Additional
                           Investment & Risk Information."

                           - The Fund's value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible for you to lose money by investing in the Fund.

                           - Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund's value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

                           - To the extent the Fund owns Select Funds that buy bonds and other fixed income securities, the Fund's value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed income securities fall and vice versa. Other factors may affect fixed income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

                           - There is a risk that the issuer of a fixed income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

                           - Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                           - Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

                           - Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

PERFORMANCE

The Fund is new and does not have a full year of performance. Once it has a full calendar year of performance, the total return will be presented.

FEES AND EXPENSES

     WHAT ARE FUND EXPENSES?

     Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Capital Opportunities Fund I.

SHAREHOLDER FEES                                           None
   (Fees paid directly from your investment)
ANNUAL FUND OPERATING EXPENSES
   (Expenses that are deducted from fund assets)
   Management fee                                          0.10%
   Distribution (12b-1) fee                                None
   Other expenses(1)                                       0.14%
                                                          -----
   Total annual operating expenses                         0.24%
   Fee waiver and expense reimbursement(2)                (0.07%)
                                                          -----
   Net expenses                                            0.17%

----------
(1) "Other expenses" are based on estimated amounts for the current fiscal year.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.17%. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2004.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 YEAR         3 YEARS*
$  17           $   70

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

----------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2004. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

INDIRECT EXPENSES PAID BY THE FUND

The Fund invests in the Institutional Class shares of the Select Funds. The Fund bears its proportionate share of the operating expenses of the Select Funds in which it holds shares. This means that if you invest in the Fund, you will bear, indirectly, some operating expenses of the underlying Select Funds. These expenses are in addition to the expenses of the Fund described above. These expenses will vary over time, depending on which Select Funds the Fund invests in. In order to give you an indication of these expenses, shown below is the average expense ratio for the Select Funds the Fund invests in, based on the Fund's current target allocation among the Select Funds and the expenses of the Institutional Class shares of those Select Funds for the fiscal year ended 2002. The expenses shown have been restated to reflect the current level of fee waivers and expense reimbursements for certain Select Funds. Based on these assumptions, the expense ratio of the Select Funds borne indirectly by the Fund would be approximately 0.73%.

THE GLOBAL EQUITY FUND I SUMMARY

     WHAT ARE THE INSTITUTIONAL BLENDED FUNDS?

     Each Institutional Blended Fund is a "fund of funds." It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.

PORTFOLIO DESCRIPTION

Investment Objective       -   The GLOBAL EQUITY FUND I seeks capital
                               appreciation.

Principal Investment       -   The Fund, through investments in the Select
Strategies                     Funds, combines a greater percentage of U.S.
                               equity securities with a smaller percentage of international equity securities.

                           - The Investment Adviser uses the following target and potential ranges in allocating the Fund's assets among the Select Funds.

                                                    TARGET        RANGE
ASSET CLASS
U.S. Equity Select Funds                              75%         60-90%
Non-U.S. Equity Select Fund                           25%         15-35%

SELECT FUND
Equity Index                                           5%          0-10%
Value Equity                                          31%         15-45%
Growth Equity                                         31%         15-45%
Small Cap Equity                                       5%          0-15%
International Equity                                  25%         15-35%
Money Market                                           3%          0-10%

                           - Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.

                           - The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

                           See "Additional Investment & Risk Information" for more about the Fund's investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.

Principal Risks            The Fund is subject to the following principal risks.
                           Other risks are described under "Additional
                           Investment & Risk Information."

                           - The Fund's value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible for you to lose money by investing in the Fund.

                           - Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund's value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

                           - Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                           - Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

                           - Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

PERFORMANCE

The Fund is new and does not have a full year of performance. Once it has a full calendar year of performance, the total return will be presented.

FEES AND EXPENSES

     WHAT ARE FUND EXPENSES?

     Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Global Equity Fund I.

SHAREHOLDER FEES                                           None
   (Fees paid directly from your investment)
ANNUAL FUND OPERATING EXPENSES
   (Expenses that are deducted from fund assets)
   Management fee                                          0.10%
   Distribution (12b-1) fee                                None
   Other expenses(1)                                       0.21%
                                                          -----
   Total annual operating expenses                         0.31%
   Fee waiver and expense reimbursement(2)                (0.14%)
                                                          -----
   Net expenses                                            0.17%

----------
(1) "Other expenses" are based on estimated amounts for the current fiscal year.

(2) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.17%. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2004.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-   You reinvested all dividends and other distributions.

-   The Fund's average annual return was 5%.

-   The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 YEAR      3 YEARS*
$  17        $   86

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

----------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2004. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

INDIRECT EXPENSES PAID BY THE FUND

The Fund invests in the Institutional Class shares of the Select Funds. The Fund bears its proportionate share of the operating expenses of the Select Funds in which it holds shares. This means that if you invest in the Fund, you will bear, indirectly, some operating expenses of the underlying Select Funds. These expenses are in addition to the expenses of the Fund described above. These expenses will vary over time, depending on which Select Funds the Fund invests in. In order to give you an indication of these expenses, shown below is the average expense ratio for the Select Funds the Fund invests in, based on the Fund's current target allocation among the Select Funds and the expenses of the Institutional Class shares of those Select Funds for the fiscal year ended 2002. The expenses shown have been restated to reflect the current level of fee waivers and expense reimbursements for certain Select Funds. Based on these assumptions, the expense ratio of the Select Funds borne indirectly by the Fund would be approximately 0.80%.

DESCRIPTIONS OF THE UNDERLYING SELECT FUNDS

THE MONEY MARKET FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment Objective       -   The MONEY MARKET FUND seeks to maximize current
                               income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable per share price of $1.00.

Principal Investment       -   The Fund invests in a broad range of high
Strategies                     quality, short-term money market instruments
                               denominated exclusively in U.S. dollars.

                           -   The Fund invests primarily in:

                                    -   Short-term obligations issued or
                                        guaranteed by:

                                             -   The U.S. government, banks, and
                                                 corporations; and

                                             -   Foreign governments, banks, and
                                                 corporations.

                                    -   Mortgage-backed and asset-backed
                                        securities.

                           - The Fund may enter into repurchase agreements relating to the above instruments.

                           - The Fund expects, but does not guarantee, a constant net asset value of $1.00 per share by valuing its portfolio securities at amortized cost.

                           - The Fund invests primarily in high quality commercial paper and other obligations generally rated as follows: (i) if rated by more than one nationally recognized statistical rating organization ("NRSRO"), the obligation is rated in the highest rating category of any two NRSROs,
                               (ii) if only one NRSRO has rated the obligation, it is rated in that NRSRO's highest rating category, and (iii) if an obligation is not rated by a NRSRO, the Fund's Sub-Adviser must determine it is of equivalent quality to an obligation rated in the highest rating category of an NRSRO.

                           - The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

                           - The Fund's investments in securities are limited to obligations that mature in 397 days or less from the date of purchase.

                           - The Fund may invest only in securities that comply with the quality, maturity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates mutual funds.

                           - The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Investment Adviser. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                           See "Additional Investment & Risk Information" for more about the Fund's investments.

Principal Risks            The Fund is subject to the following principal risks.
                           Other risks are described under "Additional
                           Investment & Risk Information."

                           - Although the Fund seeks to preserve its value at $1.00 per share, it is possible to lose money. The Fund is not insured or guaranteed by SBC Financial, the Annuity Board, any bank, the Federal Deposit Insurance Corporation, or any government agency.

                           - The Fund's return will drop if short-term interest rates drop.

                           - There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

                           - The Fund's ability to concentrate its investments in domestic banks may increase risks. Banks, and other financial institutions, may be affected by negative economic conditions, since they rely on the availability and cost of funds, as well as the ability of borrowers to repay their loans.

                           - Obligations of foreign banks and other foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers, including foreign banks, may be subject to inadequate regulatory or accounting standards.

THE LOW-DURATION BOND FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment Objective       -   The LOW-DURATION BOND FUND seeks current income
                               consistent with preservation of capital.

Principal Investment       -   The Fund invests mainly (at least 80% of its net
Strategies                     assets and typically more) in investment grade
                               fixed income securities. The Fund's portfolio is diversified among a large number of companies across different industries and economic sectors.

                           -   The Fund invests primarily in:

                               -   Obligations issued or guaranteed by:

                                   -   The U.S. government, banks, and
                                       corporations; and

                                   -   Foreign governments, banks, and
                                       corporations.

                               -   Mortgage-backed and asset-backed securities.

                           - The average quality rating for the Fund's portfolio will be greater than or equal to the "Aa" category as rated by Moody's Investors Service, Inc. ("Moody's") or the equivalent by Standard and Poor's ("S&P"). The Fund will not invest in fixed income securities that have a quality rating less than "Baa" as rated by Moody's or the equivalent by S&P (or, if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below a "Baa" rating or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

                           - The average dollar-weighted duration of the Fund normally varies between 1 and 3 years.

                           - The Fund may hold up to 20% of its assets in obligations denominated in currencies other than the U.S. dollar, and may invest beyond this limit when considering U.S.-dollar-denominated securities of foreign issuers. However, such foreign currency exposure will normally be hedged by at least 75% of its value to the U.S. dollar in order to reduce the risk of loss due to fluctuations in currency exchange rates.

                           - The Fund may invest and reinvest in long or short derivative instruments such as, but not limited to, futures contracts, options, and swap agreements.

                           - The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Investment Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings, or fundamental issuer selection. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                           See "Additional Investment & Risk Information" for more about the Fund's investments.

Principal Risks            The Fund is subject to the following principal risks.
                           Other risks are described under "Additional
                           Investment & Risk Information."

                           - The Fund's value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible for you to lose money by investing in the Fund.

                           - There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

                           - Securities rated "Baa" by Moody's or the equivalent by S&P are considered investment grade, but they may have some speculative characteristics. This means that the issuers may have problems making principal and interest payments during difficult economic conditions.

                           - Obligations of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                           - Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

                           - The Fund's use of derivative instruments may increase the risk of loss.

                           - The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

     WHAT IS DURATION?

     Duration is a mathematical calculation of the average life of a bond that takes into account not only the maturity of the bond but also the time when payments are made thereon. It is a useful measure of sensitivity to interest rate changes -- the longer a bond's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.

THE MEDIUM-DURATION BOND FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment Objective       -   The MEDIUM-DURATION BOND FUND seeks maximum total
                               return consistent with preservation of capital.

Principal Investment       -   The Fund invests mainly (at least 80% of its net
Strategies                     assets and typically more) in investment grade
                               fixed income securities. The Fund's portfolio is diversified among a large number of companies across different industries and economic sectors.

                           -   The Fund invests primarily in:

                                    -   Obligations issued or guaranteed by:

                                        -   The U.S. government, banks, and
                                            corporations; and

                                        -   Foreign governments, banks, and
                                            corporations.

                                    -   Mortgage-backed and asset-backed
                                        securities.

                           - The average quality rating for the Fund's portfolio will be greater than or equal to the "A" category as rated by Moody's Investors Service, Inc. ("Moody's") or the equivalent by Standard and Poor's ("S&P"). The Fund invests primarily in investment grade debt securities, but may hold up to 10% of its assets in high yield securities ("junk bonds") rated "B" or higher by Moody's or the equivalent by S&P (or if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below a "B" or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

                           - The average dollar-weighted duration of the Fund normally varies between 3 and 7 years.

                           - The Fund may hold up to 20% of its assets in obligations denominated in currencies other than the U.S. dollar, and may invest beyond this limit when considering U.S.-dollar-denominated securities of foreign issuers. However, such foreign currency exposure will normally be hedged by at least 75% of its value to the U.S. dollar in order to reduce the risk of loss due to fluctuations in currency exchange rates.

                           - The Fund may invest and reinvest in long or short derivative instruments such as, but not limited to, futures contracts, options, and swap agreements.

                           - The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Investment Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings, or fundamental issuer selection. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                           See "Additional Investment & Risk Information" for more about the Fund's investments.

Principal Risks            The Fund is subject to the following principal risks.
                           Other risks are described under "Additional
                           Investment & Risk Information."

                           - The Fund's value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. The Fund may experience some short-term fluctuations in value. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.

                           - There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

                           - High yield securities ("junk bonds") involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.

                           - Obligations of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                           - Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

                           - Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

                           - The Fund's use of derivative instruments may increase the risk of loss.

                           - The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

     WHAT IS DURATION?

     Duration is a mathematical calculation of the average life of a bond that takes into account not only the maturity of the bond but also the time when payments are made thereon. It is a useful measure of sensitivity to interest rate changes -- the longer a bond's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.

THE EXTENDED-DURATION BOND FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment Objective       -   The EXTENDED-DURATION BOND FUND seeks maximum
                               total return consistent with preservation of capital.

Principal Investment       -   The Fund invests mainly (at least 80% of its net
Strategies                     assets and typically more) in fixed income
                               securities. The Fund's portfolio is diversified among a large number of companies across different industries and economic sectors.

                           -   The Fund invests primarily in:

                               -   Obligations issued or guaranteed by:

                                   -   The U.S. government, banks, and
                                       corporations; and

                                   -   Foreign governments, banks, and
                                       corporations.

                               -   Mortgage-backed and asset-backed securities.

                           - The average dollar-weighted duration of the Fund normally will be greater than or equal to 7 years.

                           - The average quality rating for the Fund's portfolio will be greater than or equal to the "Baa" category as rated by Moody's Investors Service, Inc. ("Moody's") or the equivalent by Standard and Poor's ("S&P"). The Fund does not currently expect to invest more than 20% of its assets in fixed income securities rated lower than investment grade. The Fund will not invest in fixed income securities that have a quality rating less than "B" as rated by Moody's or the equivalent by S&P (or, if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below a "B" or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

                           - The Fund may hold up to 30% of its assets in obligations denominated in currencies other than the U.S. dollar, and may invest beyond this limit when considering U.S.-dollar-denominated securities of foreign issuers.

                           - The Fund may invest and reinvest in long or short derivative instruments such as, but not limited to, futures contracts, options, and swap agreements.

                           - The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Investment Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings, or fundamental issuer selection. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                           See "Additional Investment & Risk Information" for more about the Fund's investments.

Principal Risks            The Fund is subject to the following principal risks.
                           Other risks are described under "Additional
                           Investment & Risk Information."

                           - The Fund's value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. The Fund may experience some short-term fluctuations in value. Longer-term bonds are generally more volatile, as are lower-rated bonds. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.

                           - There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

                           - Bonds rated below investment grade involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.

                           - Obligations of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                           - Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

                           - Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

                           - The Fund's use of derivative instruments may increase the risk of loss.

                           - The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

     WHAT IS DURATION?

     Duration is a mathematical calculation of the average life of a bond that takes into account not only the maturity of the bond but also the time when payments are made thereon. It is a useful measure of sensitivity to interest rate changes -- the longer a bond's duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.

THE EQUITY INDEX FUND SUMMARY

     WHAT IS THE S&P 500 INDEX?

     The Standard and Poor's 500 Index -- Total Return (the "S&P 500 Index") consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.

PORTFOLIO DESCRIPTION

Investment Objective       -   The EQUITY INDEX FUND seeks to provide investment
                               results approximating the aggregate price and dividend performance of the securities included in the S&P 500 Index.

Principal Investment       -   Under normal market conditions, the Fund will
Strategies                     invest substantially all (at least 80%) of its
                               total assets in the equity securities of the companies that make up the S&P 500 Index, in weightings that approximate the relative composition of the securities contained in the S&P 500 Index.

                           - The Fund may invest to a lesser extent in derivative instruments, including exchange listed options, futures, and swap agreements, that are based on:

                                    -   The S&P 500 Index;

                                    -   Companies included in the S&P 500
                                        Index; or

                                    -   Stock indexes other than but similar
                                        to the S&P 500 Index.

                           - The companies chosen for inclusion in the S&P 500 Index tend to be industry leaders within the U.S. economy as determined by Standard & Poor's. However, companies are not selected for inclusion by Standard & Poor's because they are expected to have superior stock price performance relative to the market in general or other stocks in particular.

                           - The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Investment Adviser. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                           - The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the S&P 500 Index using computer programs and statistical procedures. As a result, the Sub-Adviser(s) does not use traditional methods of fund investment management for the Fund, such as selecting securities on the basis of economic, financial, and market analysis. Rather, the Sub-Adviser(s) buy and sell securities in response to changes in the S&P 500 Index. Because the Fund has fees and transaction expenses (while the S&P 500 Index has none), returns are likely to be below those of the S&P 500 Index.

                           - The correlation between the Fund's performance and the S&P 500 Index is expected to be greater than 98%, although it could be lower in certain market environments and due to certain stocks that may be excluded from the Fund's portfolio because of social investment policies and restrictions. (100% would indicate perfect correlation.)

                           - S&P does not endorse any stock in the S&P 500 Index. It is not a sponsor of the Fund and is not affiliated with the Fund in any way.

                           See "Additional Investment & Risk Information" for more about the Fund's investments.

Principal Risks            The Fund is subject to the following principal risks.
                           Other risks are described under "Additional
                           Investment & Risk Information."

                           - There is no guarantee that the stock market or the stocks that the Fund buys will increase in value.

                           - The Fund's value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. The Fund may experience significant short-term fluctuations in value.

                           - There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. In the past, large capitalization stocks have gone through cycles of doing better or worse than the stock market in general.

                           - There is a risk that the Fund, which is passively managed, may not perform as well as funds with more traditional methods of investment management, such as selecting securities based on economic, financial, and market analysis.

                           - The Fund's use of derivatives, such as S&P 500 Index futures, may reduce the Fund's returns and increase its volatility.

                           - The Fund must pay various expenses, while the S&P 500 Index's total return does not reflect any expenses.

     WHAT IS MARKET CAPITALIZATION?

     Market capitalization is the total dollar value of all of an issuer's outstanding shares on a market. It is a measure of corporate size. The market capitalization of an issuer is equal to the number of its shares outstanding multiplied by the price per share.

THE VALUE EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment Objective       -   The VALUE EQUITY FUND seeks to provide long-term
                               capital appreciation.

Principal Investment       -   The Fund invests mainly (at least 80% of its net
Strategies                     assets and typically more) in equity securities.
                               The Fund is diversified and focuses on large and medium-sized U.S. companies whose stocks are considered by the Fund's Sub-Advisers to be value stocks. Value stocks are generally those that are trading at prices that the Sub-Advisers believe are below what the stocks are worth or that may be out of favor with investors.

                           - These stocks typically have lower price/earnings ratios, lower asset valuations, and/or higher dividend yields relative to the U.S. market as a whole.

                           - The Fund may invest to a lesser extent in American Depository Receipts, which represent ownership of underlying foreign securities that are denominated in U.S. dollars.

                           - The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Investment Adviser. Each Sub-Adviser uses different investment styles to identify stocks it believes are undervalued or are generally out of favor with investors. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub- Advisers.

                           See "Additional Investment & Risk Information" for more about the Fund's investments.

Principal Risks            The Fund is subject to the following principal risks.
                           Other risks are described under "Additional
                           Investment & Risk Information."

                           - There is no guarantee that the stock market or the stocks that the Fund buys will increase in value.

                           - The Fund's value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An undervalued stock may not increase in price as anticipated by a Sub-Adviser if other investors fail to recognize the company's value or the factors that the Sub-Adviser believed would increase the price do not occur. The Fund may experience significant short-term fluctuations in value.

                           - There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets, and to outperform it during periods of flat or declining markets.

                           - The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

     WHAT ARE VALUE FUNDS?

     Value funds generally emphasize stocks of companies that are believed to be fundamentally attractive based on certain valuation factors. These stocks generally have growth prospects regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below average in comparison with such factors as revenue, earnings, book value, and dividends. This is in contrast to stocks with above-average growth prospects, in which the Growth Equity Fund primarily invests. Both categories of stocks have produced similar returns in the past, although each category has periods when it outperforms the other.

THE GROWTH EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION

  Investment Objective     -   The GROWTH EQUITY FUND seeks to provide long-term
                               capital appreciation. Any income is incidental to this objective.

  Principal Investment     -   The Fund invests mainly (at least 80% of its
  Strategies                   net assets and typically more) in equity
                               securities. The Fund is diversified and focuses on large- and medium-sized U.S. companies whose stocks are considered by the Fund's Sub-Advisers to have above-average growth prospects.

                           - The Fund focuses on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, the prices of such stocks are typically above average in relation to such measures as revenue, earnings, and book value when compared to the U.S. market as a whole.

                           - The Fund may invest to a lesser extent in American Depository Receipts, which represent ownership of underlying foreign securities that are denominated in U.S. dollars.

                           - The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Investment Adviser. Each Sub-Adviser uses both fundamental research and quantitative analysis to select stocks it believes have above-average growth prospects, but may make investment decisions for the Fund based on an analysis of differing factors, such as revenue and earnings growth, or unanticipated positive earnings. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                           See "Additional Investment & Risk Information" for more about the Fund's investments.

Principal Risks            The Fund is subject to the following principal
                           risks. Other risks are described under "Additional
                           Investment & Risk Information."

                           - There is no guarantee that the stock market or the stocks that the Fund buys will increase in value.

                           - The Fund's value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. The Fund may experience significant short-term fluctuations in value.

                           - Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by factors influencing that sector, including market, economic, political or regulatory developments. The Fund's performance may also suffer if a sector does not perform as well as the Sub-Advisers expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.

                           - There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets, and to lag during periods of flat or declining markets.

                           - The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

     WHAT ARE GROWTH FUNDS?

     Growth funds invest in the stock of growth-oriented companies, seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return, if any, in the form of capital appreciation.

THE SMALL CAP EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment Objective       -   The SMALL CAP EQUITY FUND seeks to provide
                               long-term capital appreciation. Any income received is incidental to this objective.

Principal Investment       -   The Fund invests mainly (at least 80% of its net
Strategies                     assets and typically more) in common stocks of
                               U.S. companies that, at the time of purchase, are in the small capitalization segment of the U.S.
                               equity market, consistent with the capitalization range of companies comprising the Russell 2000
                               Index. The Fund's portfolio is diversified among a large number of companies across different industries and economic sectors.

                           - 10-15% of the Fund's assets are managed using a passive investment approach that seeks to replicate the performance of the Russell 2000 Value Index.

                           - The Fund is generally diversified with respect to stocks possessing attractive fundamental values and strong growth prospects. Many of the companies in which the Fund invests retain their earnings to finance current and future growth. These companies generally pay little or no dividends.

                           - The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Investment Adviser. The Sub-Advisers, using fundamental research and quantitative analysis (except when pursuing a passive strategy), select stocks that they believe have favorable investment characteristics, but may make investment decisions for the Fund based on an analysis of differing factors, such as revenue and earnings growth, relative valuation, business catalysts, or quality of management. See "Sub-Advisers" under "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                           See "Additional Investment & Risk Information" for more about the Fund's investments.

Principal Risks            The Fund is subject to the following principal
                           risks. Other risks are described under "Additional
                           Investment & Risk Information."

                           - There is no guarantee that the stock market or the stocks that the Fund buys will increase in value.

                           - The Fund invests primarily in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

                           - The Fund's value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. The Fund may experience significant short- term fluctuations in value.

                           - The Fund expects to have a high portfolio turnover rate. High turnover creates more transaction costs and negative tax consequences that may have a negative impact on investments in the Fund.

                           - The Fund may invest in initial public offerings, which entails special risks, including limited operating history of the issuing companies, unseasoned trading and limited liquidity.

                           - The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

                           - There is a risk that the portion of the Fund that is passively managed may not perform as well as funds with traditional methods of investment management.

     WHAT IS MARKET CAPITALIZATION?

     Market capitalization is the total dollar value of all of an issuer's outstanding shares on a market. It is a measure of corporate size. The market capitalization of an issuer is equal to the number of its shares outstanding multiplied by the price per share.

THE INTERNATIONAL EQUITY FUND SUMMARY

PORTFOLIO DESCRIPTION

Investment Objective       -   The INTERNATIONAL EQUITY FUND seeks to provide
                               long-term capital appreciation. Any income received is incidental to this objective.

Principal Investment       -   The Fund invests mainly (at least 80% of its net
Strategies                     assets and typically more) in common stocks of
                               foreign companies in countries having economies and markets generally considered to be developed.
                               The Fund's portfolio is diversified among a large number of companies across different industries and economic sectors.

                           - The Fund may also invest to a lesser extent in common stocks of foreign companies located in emerging markets.

                           -   Common stocks of foreign companies are
                               predominantly traded on foreign stock exchanges.

                           - Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well diversified across countries and geographical regions. An issuer is considered to be from the country where it is located, where it is headquartered or incorporated, where the majority of its assets are located, or where it generates the majority of its operating income.

                           - The Fund may invest to a lesser extent in American Depository Receipts and Global Depository Receipts and other similar instruments, each of which represents ownership of underlying foreign securities in currencies other than that of the country of incorporation.

                           - The Fund may use currency transactions, such as forward contracts, to hedge its non-U.S.-dollar-denominated obligations or for investment purposes.

                           - The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Investment Adviser. The Sub-Advisers, in managing their respective portions of the Fund's portfolio, practice different investment styles that the Investment Adviser believes complement one another. See "Sub-Advisers" under
                               "Management of the Funds" for a discussion of the Fund's Sub-Advisers.

                           See "Additional Investment & Risk Information" for more about the Fund's investments.

Principal Risks            The Fund is subject to the following principal
                           risks. Other risks are described under "Additional
                           Investment & Risk Information."

                           - There is no guarantee that the international stock markets or the stocks that the Fund buys will increase in value.

                           - The Fund's value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions. The Fund may experience significant short-term fluctuations in value.

                           - Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

                           - Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Fund. Sub-Advisers may make currency investment decisions independent of their underlying stock selections.

                           - Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

                           - The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

ADDITIONAL INVESTMENT & RISK INFORMATION

The following is a list of other investment strategies employed by the Institutional Blended Funds and the underlying Select Funds in which the Institutional Blended Funds invest, as well as certain risks that may apply to your investments in the Institutional Blended Funds. These are in addition to the investment strategies and risks listed in each Institutional Blended Fund's Risk & Return Summary and the descriptions of the underlying Select Funds. Investments in the Institutional Blended Funds are subject to the same risks as the underlying Select Funds in which they invest. Further information about investment strategies and risks is available in the Funds' Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS: Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive investments. These investments may include cash, shares of the Money Market Fund, high quality short-term debt obligations, and other money market instruments. During these periods, a Fund may not meet its investment objective.

SECURITIES LENDING: The Funds may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized and bank guaranteed loans) to reduce related risks.

MORTGAGE-BACKED AND ASSET-BACKED OBLIGATIONS: The Bond Funds may invest in collateralized debt instruments issued or underwritten by U.S. organizations and organizations located in developed markets. The Bond Funds' use of these securities has risks in addition to the risks of conventional debt securities. These obligations may be unsecured, or an issuer may have limited ability to enforce its interest in the underlying assets, which means there may be no collateral for the Fund to seize if the borrower defaults. Because principal is paid back over the life of the security rather than at maturity, these securities are subject to the risk of prepayment. Prepayments generally increase when interest rates fall, resulting in a risk that principal is re-invested at lower interest rates. In certain situations, prepayment may result in a loss of anticipated interest and/or principal payments, as well as any premium the Fund may have paid.

DERIVATIVES: Each Institutional Blended Fund may invest up to 10% of its assets directly in exchange-listed equity futures contracts and exchange-listed U.S. Treasury futures contracts in order to gain exposure to the U.S. equity and fixed income markets on cash balances. The Institutional Blended Funds may also sell exchange-listed equity futures contracts, U.S. Treasury Securities and exchange listed U.S. Treasury futures contracts short to reduce exposure. No more than 5% of any Institutional Blended Fund's assets may be invested in margin required for these or any other derivative instrument.

The Select Funds may use long or short positions in derivatives such as, but not limited to, equity futures contracts and U.S. Treasury futures contracts, as well as options in order to maintain market exposure, to reduce market exposure, to maintain liquidity, or to commit cash pending investment. No more than 5% of any Select Fund's assets may be invested in margin required for these or any other derivative instrument.

The International Equity Fund and Bond Funds may also use currency transactions, such as forward contracts, futures and options on currencies. They may use these currency transactions to hedge their non-U.S.-dollar-denominated obligations and may also use them for investment purposes.

The Funds' use of derivatives may reduce their return and increase volatility. Derivatives also may involve additional expenses, which would reduce any benefit or increase any loss of a Fund using the derivative.

     WHAT ARE DERIVATIVES?

     Derivatives are investments whose values are based on (or "derived" from) a stock, bond, other asset, or index. These investments include options, futures contracts, and similar investments. Futures and options are popular types of derivatives, because they are easily bought and sold, and have market values that are regularly calculated and published.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER

     WHAT IS A MANAGER OF MANAGERS?

     The Investment Adviser does not make the day-to-day investment decisions for the Select Funds. Rather, it retains the services of experienced investment management firms (the Sub-Advisers) to do so. The Investment Adviser oversees the performance of these Sub-Advisers and allocates the Select Funds' assets among them.

SBC Financial Services, Inc., an affiliate of the Annuity Board, serves as the Investment Adviser to the Funds, under its advisory agreement with the AB Funds Trust (the "Trust") and subject to the supervision of the Trust's Board of Trustees. The Investment Adviser allocates each Institutional Blended Fund's investments among all or some of the Select Funds' Institutional Class. In addition, as a manager of managers, it continually monitors the performance and operations of the Sub-Advisers of the Select Funds and allocates the assets of each Select Fund among them. It oversees each Sub-Adviser's adherence to its stated investment style and compliance with the relevant Fund's investment objective, policies and limitations. It recommends to the Board of Trustees the hiring or changing of Sub-Advisers. Changes are made in a Select Fund's Sub-Advisers only when approved by the Board of Trustees. The Trust has been granted an order from the SEC to allow it to change sub-advisers or sub-advisory agreements without shareholder approval. Shareholders of applicable Institutional Blended Funds will be notified of such change within 90 days.

The Annuity Board was established in 1918 and exists to assist churches and other Southern Baptist entities by making available retirement plan services, life and health coverage, risk management programs and personal and institutional investment programs. Each Institutional Blended Fund pays monthly aggregate management fees to the Investment Adviser at the annual rate of 0.10% of average daily net assets.

In addition, the Institutional Blended Funds indirectly bear their proportionate share of the management fee and other expenses of the underlying Select Funds. During the fiscal year ended December 31, 2002, each Select Fund paid monthly aggregate management fees to the Investment Adviser and Sub-Advisers at the following annual percentage rate of its average daily net assets:

FUND                                   MANAGEMENT FEE
Money Market Fund                          0.21%
Low-Duration Bond Fund                     0.41%
Medium-Duration Bond Fund                  0.44%
Extended-Duration Bond Fund                0.50%
Equity Index Fund                          0.17%
Value Equity Fund                          0.69%
Growth Equity Fund                         0.75%
Small Cap Equity Fund                      1.10%
International Equity Fund                  0.97%

The Annuity Board will, at all times, directly or indirectly control the vote of at least 60% of each Fund's shares. The Funds will refuse to accept any investment that would result in a change of such control. This means that the Annuity Board will control the vote on any matter that requires shareholder approval.

SUB-ADVISERS

     WHAT IS A SUB-ADVISER?

     Each Sub-Adviser makes the day-to-day investment decisions for the Select Fund's assets that it manages, subject to the supervision of the Investment Adviser and the Board of Trustees. Each Sub-Adviser continuously reviews, supervises and administers its own investment program.

Below is a list of each Select Fund's Sub-Advisers and their staff who are primarily responsible for the day-to-day management of the Select Fund's assets.

MONEY MARKET FUND:

BlackRock Institutional Management Corporation ("BIMC"), Wilmington, Delaware:
BIMC is a wholly-owned subsidiary of BlackRock, Inc., a premier provider of global investment management and risk management products, with $273 billion in assets under management as of December 31, 2002. A team of portfolio managers, led by Thomas H. Nevin, manages the Money Market Fund. With BIMC (and its predecessor organizations) since 1979, Mr. Nevin, Managing Director, has 30 years of experience in the securities industry. BlackRock is affiliated with PFPC Distributors, Inc., the Funds' Distributor, and PFPC Inc., which provides Transfer Agency and Administration and Accounting services to the Funds. BlackRock, PFPC Inc. and PFPC Distributors, Inc. are all members of The PNC Financial Services Group, Inc.

LOW-DURATION BOND FUND:

BlackRock Advisors, Inc. ("BAI"), Wilmington, Delaware: BAI is a wholly-owned subsidiary of BlackRock, Inc., a premier provider of global investment management and risk management products, with $273 billion in assets under management as of December 31, 2002. A team of portfolio managers, led by Scott Amero, manages BAI's portion of the Low-Duration Bond Fund. With BlackRock since 1990, Mr. Amero, Managing Director, specializes in the short and intermediate duration sectors, including asset-backed securities, adjustable rate mortgage securities and other short duration mortgage products. BlackRock is affiliated with PFPC Distributors, Inc., the Funds' Distributor, and PFPC Inc., which provides Transfer Agency and Administration and Accounting services to the Funds. BlackRock, PFPC Inc. and PFPC Distributors, Inc. are all members of The PNC Financial Services Group, Inc.

Pacific Investment Management Company LLC ("PIMCO"), Newport Beach, California:
PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed income portfolios. PIMCO was one of the first investment managers to specialize in fixed income and has successfully managed its total return strategy on behalf of its clients since the 1970s. PIMCO has assets under management of approximately $312.6 billion. John L. Hague serves as portfolio manager for PIMCO's portion of the Low- Duration Bond Fund. He is a Managing Director, member of the executive committee and a senior member of PIMCO's portfolio management and investment strategy groups. Mr. Hague has amassed 20 years of investment experience through his 13 years with PIMCO, his previous position with Salomon Brothers Inc., where he specialized in international fixed income products and mortgage securities, and from his credit research with J.P. Morgan.

Payden & Rygel, Los Angeles, California: Payden & Rygel, an independently owned firm, was founded in 1983 and has continuously grown to its current size of $45 billion under management. Payden & Rygel is one of the largest independent global investment firms in the United States. It manages its portion of the Low-Duration Bond Fund utilizing a team approach. Oversight is provided by the Investment Policy Committee, which is comprised of seven senior managing principals, who average 18 years of industry experience and 10 years tenure with the company.

MEDIUM-DURATION BOND FUND:

Goldman Sachs Asset Management, L.P. ("GSAM") New York, NY: GSAM serves as sub-adviser to a portion of the Medium-Duration Bond Fund. Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co. ("Goldman Sachs"), served as the sub-adviser for its portion of the Medium-Duration Bond Fund. Thereafter, GSAM assumed Goldman Sachs sub-advisory responsibilities to the Medium-Duration Bond Fund. As of December 31, 2002, GSAM, along with other units of the Investment Management Division, had approximately $329.6 billion in assets under management. The portfolio management team managing its portion of the Medium-Duration Bond Fund is lead by Jonathan A. Beinner, Managing Director and Head of Taxable Fixed Income. Mr. Beinner joined Goldman Sachs in 1990. He became a portfolio manager in 1992.

Pacific Investment Management Company LLC, Newport Beach, California: PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed income portfolios. PIMCO was one of the first investment managers to specialize in fixed income and has successfully managed its total return strategy on behalf of its clients since the 1970s. PIMCO has assets under management of approximately $312.6 billion. Chris P. Dialynas serves as portfolio manager for PIMCO's portion of the Medium-Duration Bond Fund. He joined PIMCO in 1980 and serves as Managing Director, portfolio manager and a senior member of PIMCO's investment strategy group. Mr. Dialynas has 22 years of investment experience.

Western Asset Management Company, Pasadena, California: Since 1971, Western has been managing fixed-income assets. It currently manages $114.6 billion in assets that span the yield curve and globe. Western utilizes a team-based approach to portfolio management, bringing the expertise of all of its sector specialists, as guidelines allow, to all portfolios. Western's Investment Strategy Group sets policy for its portion of the Medium-Duration Bond Fund, with that policy implemented by the portfolio team.

Western Asset Management Limited ("WAML"), Bishopgate, London, England: WAML manages approximately $15.7 billion in assets, as of January 31, 2003. It utilizes a team based approach to portfolio management to manage a portion of the Medium-Duration Bond Fund's investments in obligations denominated in currencies other than the U.S. dollar, in which the Medium-Duration Bond Fund may invest up to 20% of its assets.

EXTENDED-DURATION BOND FUND:

Loomis, Sayles & Company, L.P., Boston, Massachusetts: Established in 1926, Loomis, Sayles & Company, L.P. manages approximately $55 billion in fixed income and equity assets for institutional, high net worth and mutual fund clients. Daniel J. Fuss serves as portfolio manager to its portion of the Extended-Duration Bond Fund. With 42 years in the investment industry, Daniel J. Fuss has been with Loomis, Sayles & Company, L.P. since 1976. He holds the position of Vice Chairman and Director of Loomis, Sayles & Company, L.P.

STW Fixed Income Management Ltd., Santa Barbara, California: STW has been a specialty bond manager since 1977. Investment grade fixed income management is its only business and assets under management are approximately $7 billion. Investment decisions for STW's portion of the Extended-Duration Bond Fund are made by its fixed income investment team.

EQUITY INDEX FUND:

Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust Investments, Inc. ("Northern Investments") has been managing assets since it was founded in 1889. Northern Investments and its subsidiaries have assets under management of approximately $302.5 billion. It uses a "quantitative management" team approach to manage the Equity Index Fund. All decisions are made in a systematic manner and are not dependent on a specific individual.

VALUE EQUITY FUND:

Barrow, Hanley, Mewhinney & Strauss, Inc. ("BHMS"), Dallas, Texas: BHMS was founded in 1979 to manage large capitalization equities for a limited number of institutional clients. Assets under management total $24 billion as of January 31, 2003 in large, mid and small cap value equities, as well as fixed income securities. Its strategy is a team-oriented value approach utilizing fundamental research to construct portfolios. With 25 years of investment experience, Ray Nixon, Jr., Principal, is the portfolio manager of its portion of the Value Equity Fund. He joined BHMS in 1994 from Salomon Smith Barney, Inc., where he was a member of the Investment Policy Committee and served as their Lead Institutional Stockbroker for the Southwest. During his 26-year investment career, he also served as a Research Analyst.

Equinox Capital Management, LLC, New York, New York: Founded in 1989, Equinox Capital Management now manages $5.2 billion in assets. Wendy D. Lee, Chief Executive Officer, serves as portfolio manager for its portion of the Value Equity Fund. Ms. Lee joined Equinox Capital Management in 1992 as Director of Research. Ms. Lee has over 20 years of investment management experience and has had significant experience within the value-investing arena. She is a CFA Charterholder.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Investments has been managing assets since it was founded in 1889. Northern Investments and its subsidiaries have assets under management of approximately $302.5 billion. It uses a team approach to manage its portion of the Value Equity Fund.

Numeric Investors L.P., Cambridge, Massachusetts: Founded in 1989, Numeric is an investment manager of U.S., Japanese and European equity portfolios using quantitative stock selection and risk control techniques. It has approximately $4.5 billion in assets under management. Arup Datta, CFA, is the portfolio manager for its portion of the Value Equity Fund. Mr. Datta joined Numeric in 1993.

GROWTH EQUITY FUND:

Dresdner RCM Global Investors LLC, San Francisco, California: The firm was founded as a large cap growth equity manager in 1970. As of January 31, 2003, it has approximately $ 28.0 billion under management and advice. William L. Price, Chairman and Chief Investment Officer, is the portfolio manager for its portion of the Growth Equity Fund. He joined in 1977 as a member of the Equity Portfolio Management Team. He has 30 years experience in the industry.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Investments has been managing assets since it was founded in 1889. Northern Investments and its subsidiaries have assets under management of approximately $302.5 billion. It uses a team approach to manage its portion of the Growth Equity Fund.

Provident Investment Counsel, Inc. ("PIC"), Pasadena, California: PIC has been in the investment management industry since 1951. It is a growth equity manager with approximately $4.7 billion in assets. Mr. Larry D. Tashjian, CFA, CIC, is the Portfolio Manager of its portion of the Growth Equity Fund. Mr. Tashjian has been in the investment industry since 1978, and has been with PIC since 1981, where he is currently serving in the role of Executive Managing Director.

TCW Investment Management Company, Los Angeles, California: Established in 1971, TCW's primary business is the provision of investment management services. It specializes in the management of taxable and tax-exempt pools of capital for pension and profit sharing funds, retirement/health and welfare funds, public employee retirement funds, financial institutions, endowments and foundations as well as foreign investors. It also provides investment management services to individuals and manages a full line of no-load mutual funds. As of January 31, 2003, it had approximately $80 billion in assets under management. Its portion of the Growth Equity Fund is managed on a team basis and led by the Senior Portfolio Manager -- Glen E. Bickerstaff. Prior to joining TCW in 1998, Mr. Bickerstaff was a Vice President and Senior Portfolio Manager at Transamerica Investment Services.

SMALL CAP EQUITY FUND:

Aronson + Johnson + Ortiz LP, Philadelphia, Pennsylvania: Aronson + Johnson + Ortiz (formerly Bronson + Partners) is a value-oriented, quantitative domestic equity manager, founded in 1984. It currently manages $7 billion for more than 50 clients. A team led by portfolio managers Theodore R. Aronson, Kevin M. Johnson, and Martha E. Ortiz manages its portion of the Small Cap Equity Fund.

High Rock Capital LLC, Boston, Massachusetts: High Rock manages approximately $1.3 billion in small cap value accounts and commingled vehicles. David Diamond serves as the portfolio manager for its portion of the Small Cap Equity Fund. Prior to founding High Rock in 1997, Mr. Diamond was with The Boston Company Asset Management, Inc., where he was the senior member of the firm's equity policy committee.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Investments has been managing assets since it was founded in 1889. Northern Investments and its subsidiaries have assets under management of approximately $302.5 billion. It uses a "quantitative management" team approach to manage the passive investment portion of the Small Cap Equity Fund. Decisions are made in a systematic manner and are not dependent on a specific individual.

Provident Investment Counsel, Inc., Pasadena, California: PIC has been in the investment management industry since 1951. It is a growth equity manager with approximately $4.7 billion in assets. Mr. Lauro Guerra, CFA, CIC, is the lead Portfolio Manager of its portion of the Small Cap Equity Fund. Mr. Guerra has been in the investment industry since 1983, and has been with PIC since 1983 where he is currently serving in the role of Managing Director.

TimesSquare Capital Management, Inc. ("TSCM"), New York, New York: TSCM is a registered investment adviser with a focus on institutional clients. The firm was formed in 2000 and currently manages assets in excess $44.4 billion. TSCM integrates highly experienced teams of investment specialists and time-tested strategies, driven by internally generated research, into one dynamic organization. Yvette Bockstein and Grant Babyak serve as portfolio managers for the portion of the Small Cap Equity Fund that employs a small cap growth strategy. They are both Managing Directors of the firm and have over 37 and 15 years investment experience, respectively.

INTERNATIONAL EQUITY FUND:

Alliance Capital Management L.P. ("Alliance Capital"), New York, NY: Alliance Capital is a leading global investment management firm providing investment management services for many of the largest U.S. public and private employee benefit plans, foundations, public employee retirement funds, pension funds, endowments, banks, insurance companies and high-net-worth individuals worldwide. Alliance Capital is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, Alliance Capital is able to compete for virtually any portfolio assignment in any developed capital market in the world. As of January 31, 2003, Alliance Capital had assets of approximately $ 382.0 billion under management.

Capital Guardian Trust Company ("CGTC"), Los Angeles, California: CGTC has been providing investment management services since 1968 and has approximately $101.9 billion in assets under management as of January 31, 2003. CGTC's approach to investing is fundamental and research-driven. CGTC uses a multiple portfolio management system under which several portfolio managers each have investment discretion over its portion of the International Equity Fund.

Delaware International Advisers Ltd., London, England: Delaware International Advisers provides investment services primarily to institutional accounts and mutual funds in global and international equity and fixed income markets. The firm has 11 years experience and, as of January 31, 2003, manages $13.6 billion in assets. Clive A. Gillmore, Nigel G. May and Elizabeth A. Desmond, CFA, share responsibility as Senior Portfolio Managers overseeing its portion of the International Equity Fund. Clive Gillmore joined the firm in 1990 after eight years of investment experience. Nigel May, prior to joining the firm in 1991, had been with Hill Samuel Investment Management for five years. Elizabeth Desmond, prior to joining the firm in 1991, was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Management.

Genesis Asset Managers Limited, Guernsey, Channel Islands: Genesis was formed in 1990 and is affiliated through common management with the Genesis Group which specializes in the investment management of institutional funds in Emerging Markets. As of January 31, 2003, the Genesis Group had assets of some $ 4.0 billion under management. Investment decisions for its portion of the International Equity Fund are made by a team of country, sector and industry specialists within the Genesis Group.

Oechsle International Advisors, LLC, Boston, Massachusetts: Oechsle International Advisors, LLC was formed and registered as an investment adviser with the SEC in October 1998. As of January 31, 2003, the firm manages approximately $10.8 billion in assets. Oechsle uses a team approach to manage its portion of the International Equity Fund. All of Oechsle's portfolio managers and research analysts are members of the investment team. The investment team develops a broad investment strategy, establishes a framework of country allocations and contributes individual stock ideas. The portfolio manager primarily responsible for overseeing Oechsle's management of its portion of the International Equity Fund is Kathleen Harris.

Philadelphia International Advisors, L.P., Philadelphia, Pennsylvania:
Philadelphia International Advisors, L.P. (PIA) is a limited partnership with The Glenmede Trust Company as a limited partner. PIA is the investment manager to the international equity portfolios of The Glenmede Fund, Inc. As of January 31, 2003, PIA has approximately $2.4 billion in assets under management entirely in the international equity product. PIA manages its portion of the International Equity Fund using a team approach, which is headed up by Andy Williams.

Walter Scott & Partners Limited, Edinburgh, Scotland: Established in 1983, Walter Scott & Partners specializes in global equity investment management. It has assets under management of some $2.8 billion. Dr. Walter Grant Scott and Dr. Kenneth J. Lyall share responsibility as the Senior Investment Directors overseeing its portion of the International Equity Fund. Walter Scott has 30 years' experience in equity investment and Kenneth Lyall has 19 years' experience.

ALL FUNDS -- CASH OVERLAY PROGRAM:

Northern Trust Investments, Inc.: In addition, the Investment Adviser and the Trust have entered into a Sub-Advisory Agreement with Northern Trust Investments, Inc. whereby Northern Investments is responsible for monitoring and investing cash balances of each Fund. Under the agreement, Northern Investments may from time to time invest in long and/or short positions in Treasury securities and derivative instruments such as futures contracts within the Institutional Blended Funds in order to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Regarding the domestic equity Select Funds, Northern Investments may also from time to time invest in long and/or short positions in derivative instruments such as futures contracts to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Furthermore, it may use short positions in derivative instruments such as futures contracts within the International Equity Fund and the Bond Funds for the purpose of reducing market exposure in anticipation of liquidity needs. The agreement also allows Northern Investments to short Treasury securities within the Bond Funds to reduce market exposure. Northern Investments has been managing assets since it was founded in 1889. Along with its subsidiaries, it has assets under management of approximately $302.5 billion. It uses a team approach to manage its portions of these Funds.

SERVICE PROVIDERS

The following chart provides information on the Funds' primary service providers.

                                   [FLOWCHART]

SHAREHOLDER INFORMATION

ELIGIBLE INVESTORS

Shares of AB Funds Trust are not offered to the general public. AB Funds Trust reserves the right to refuse to accept investments at any time. The Annuity Board may invest for its own account, including reserves and endowment, in any class of the Funds.

INSTITUTIONAL CLASS: The Institutional Blended Funds' shares are sold only to certain Southern Baptist foundations and to defined benefit plans, cash balance plans and welfare benefit plans of organizations within the bounds of the Southern Baptist Convention, with respect to which neither the Annuity Board nor its affiliates provides participant recordkeeping or other participant services; and to retirement, savings and welfare benefit plans (such as 403(b), 401 (k) and other plans) offered through the Annuity Board ("Annuity Board Plans") whose total plan assets with AB Funds Trust are more than $100 million.

If you participate in an Annuity Board Plan offered by your employer, contact your employer, your plan administrator, or the Annuity Board at (800) 262-0511 to purchase shares of the Institutional Blended Funds. The policies and procedures of your Annuity Board Plan, including minimum investments, may be different than those described below. Your Annuity Board Plan procedures may require additional days to process contributions, withdrawals and other transactions, to the extent permitted by law. If you are eligible to participate in an Annuity Board Plan, you may be eligible to invest directly in the Retail Class shares of AB Funds Trust, which are offered in a separate Prospectus available by calling the Funds at (800) 262-0511. Southern Baptist Foundations should follow one of the methods for opening an account shown below under "Transactions with the Funds."

OTHER CLASSES: The Institutional Blended Funds only offer Institutional Class shares. Institutional Class shares of the Select Funds are offered in a separate prospectus which is available by calling the Funds at (800) 262-0511. AB Funds Trust also offers Retail Class and Retirement Class shares of the Select Funds and other funds-of-funds through separate prospectuses.

NO LOAD

Shares of the Institutional Blended Funds are sold without sales loads.

MINIMUM INVESTMENT & ACCOUNT SIZE

The minimum initial purchase is $100,000 for an eligible plan or foundation. If you are purchasing shares through an Annuity Board Plan, contact your employer, your plan administrator, or the Annuity Board at (800) 262-0511 for information about minimum investments. There is no minimum for subsequent investments in the same Fund or for initial purchases of additional Funds.

TRANSACTIONS WITH THE FUNDS

If you are investing through an Annuity Board Plan, contact your employer, your plan administrator, or the Annuity Board at (800) 262-0511 because the policies and procedures of your Annuity Board Plan may be different than those described below.

-------------------------------------------------------------------------------------------------------------------------
           METHOD                                 OPEN AN ACCOUNT                             ADD TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
BY MAIL                                  Complete and sign the application.          Not Applicable.
                                         Mail it with your check made
AB Funds Trust                           payable to AB Funds Trust. Your
P.O. Box 9834                            initial investment must meet the
Providence, RI 02940-9886                minimum amount.

-------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE                             If you already have an account with         Not Applicable.
                                         us and you have authorized telephone
(800) 262-0511                           transactions, you may call to open
                                         an account in another Fund, or you
Your account will automatically          may send us a wire.
have certain telephone privileges
unless you designate otherwise on
your initial application or on a
form available upon request by
calling (800) 262-0511. When you
call, we may request personal
identification and tape record your
call.

-------------------------------------------------------------------------------------------------------------------------
BY WIRE                                  Call your bank with the wire                Call (800) 262-0511 to notify us of
                                         instructions shown to the left. The         the wire. Call your bank with the
   PNC Bank, NA                          wire must be received by 4:00 p.m.          wire instructions shown to the left.
   ABA #: 031000053                      Eastern time for same day                   The wire must be received by 4:00
   {Designate the Fund}                  processing.                                 p.m. Eastern time for same day
   DDA #: 86-1497-2484                                                               processing.
   FBO: Shareholder Name                 Please call (800) 262-0511 for the
   and                                   account number to include on the
   Account Number                        wire.

Note: Your bank may charge you a fee     You must send a completed
for handling a wire transaction.         application by overnight delivery in
                                         advance of the wire to:


                                         AB Funds Trust {Designate the Fund},
                                         400 Bellevue Parkway, Suite 108
                                         Wilmington, DE 19809-3706

-------------------------------------------------------------------------------------------------------------------------
                METHOD                               REDEEM SHARES                             EXCHANGE SHARES
-------------------------------------------------------------------------------------------------------------------------
BY MAIL                                  Send a letter of instruction that
                                         includes:                                   Send a letter of instruction that
                                                                                     includes:
                                         -   The Fund name, your account
AB Funds Trust                               number, the name of each owner          -   Your account number, the
P.O. Box 9834                                (exactly as they appear on the              name of each owner (exactly as
Providence, RI 02940-9886                    account) and the dollar amount              they appear on the account),
                                             you wish to redeem.                         the dollar amount you wish to
                                                                                         exchange and the new Fund into
                                         -   Include all genuine signatures              which the amount is being
                                             (exactly as they appear on the              invested.
                                             account) and any documents that
                                             may be required (and a                  -   Include all genuine signatures
                                             medallion signature guarantee,              (exactly as they appear on the
                                             if required). See "Medallion                account) and any documents
                                             Signature Guarantees" below.                that may be required.

                                         You will receive your redemption            The names and addresses on the
                                         payment in the form you previously          accounts must be identical. Shares
                                         authorized: check, deposit to your          will be exchanged into the same
                                         bank account, or wire transfer.             class.


-------------------------------------------------------------------------------------------------------------------------
                                                                                     If you have previously authorized
BY TELEPHONE                             If you have previously authorized           it, you may exchange shares for
                                         telephone redemptions, you may              shares of another Fund over the
(800) 262-0511                           redeem shares by calling us ($25,000        telephone. The names and addresses
                                         limit).                                     on the accounts must be identical.
Your account will automatically                                                      Shares will be exchanged into the
have certain telephone privileges        You will receive your redemption            same class.
unless you designate otherwise on        payment in the form you previously
your initial application or on a         authorized: check, deposit to your
form available upon request by           bank account, or wire transfer.
calling (800) 262-0511. When you
call, we may request personal            If you have changed your address
identification and tape record your      within the past 10 business days,
call.                                    your redemption request must be in
                                         writing (follow the instructions in
                                         this table above for how to Redeem

                                         Shares: By Mail).

--------------------------------------------------------------------------------------------------------------------------

BY WIRE                                  You may redeem shares by contacting         Not applicable.
                                         us by mail or by telephone and
Note: Your bank may charge you a fee     instructing us to wire your proceeds
for handling a wire transaction.         to your bank ($10,000 minimum).
                                         (Follow the instructions in this
Note: The Funds and their transfer       table for how to Redeem Shares: By
agent are not responsible for the        Mail or By Telephone.) Wire
efficiency of the federal wire system    redemptions can be made only if you
or your bank.                            have previously authorized it on an
                                         authorization form, available upon
                                         request by calling (800) 262-0511
                                         (including attaching a voided check
                                         from the account where proceeds are
                                         to be wired).

MORE SHAREHOLDER INFORMATION

HOW SHARE PRICE IS CALCULATED

Because each Institutional Blended Fund invests in Institutional Class shares of various Select Funds, the price of an Institutional Blended Fund's shares is based upon the net asset values of those shares of underlying Select Funds. In turn, the net asset value ("NAV") per share of each Select Fund is based upon the values of the obligations, stocks and other investments held by the Select Fund. Therefore, the price of an Institutional Blended Fund's shares will fluctuate in relation to its asset allocation among the Select Funds and the value of the portfolio investments of the underlying Select Funds.

PFPC determines the NAV per share of each class of each Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day that the Exchange is open (except the Friday after Thanksgiving, when the Funds are closed). The NAV for a class of shares of a Fund is determined by adding the pro rata portion of the total value of the Fund's investments, cash and other assets attributable to that class, deducting the pro rata portion of the Fund's liabilities attributable to that class and the liabilities directly attributable to that class, and then dividing that value by the total number of shares of the class outstanding. Since NAV for each Fund is calculated separately by class, and since each class has its own expenses, the per share NAV of each Fund will vary by class.

     WHAT IS THE NET ASSET VALUE OR "NAV"?

                           NAV = Assets - Liabilities
                                 --------------------
                                 Outstanding Shares

Each Fund, except the Money Market Fund, values its assets based on current market values when such values are readily available. These prices normally are supplied by a pricing service. Assets that are denominated in foreign currencies are valued daily in U.S. dollars at the current foreign currency exchange rates. In rare cases, events that occur after certain markets have closed may render prices unreliable. When a Fund believes a market price does not reflect a security's true value, the Fund may substitute a fair value estimate through procedures established by, or under the direction of, the Board of Trustees. A Fund may also use these procedures to value securities that do not have a readily available current market value. Each Fund is subject to the risk that it has valued certain of its securities at a higher price than it can sell them.

PFPC prices at amortized cost all instruments held by the Money Market Fund and those fixed-income securities held by the other Funds that have maturities of 60 days or less. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

To the extent the International Equity Fund or the Bond Funds have portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of their shares and the shares of the Institutional Blended Funds investing in them may change on days when you will not be able to purchase or redeem your shares.

PURCHASE OF SHARES

Shares of the Institutional Blended Funds are sold at NAV without a sales load. Orders for the purchase of shares will be executed at the NAV per share next determined after an order has been received in good order. Your purchase will be made in full and fractional shares calculated to three decimal places. Certificates for shares are not issued.

The Institutional Blended Funds reserve the right to suspend the offering of shares or to limit or reject any purchase or exchange order at any time, without notice. This includes orders from any investor who engages in excessive purchases, exchanges or redemptions in their accounts. The Institutional Blended Funds also reserve the right to waive or change investment minimums at any time, without notice. The Institutional Blended Funds also reserve the right to redeem shares in any account and return the proceeds to the investor. These actions may be taken when, in the sole discretion of the Institutional Blended Funds' management, they are deemed to be in the best interest of the Funds. The Institutional Blended Funds will not accept any third party or foreign checks.

REDEMPTION OF SHARES

You may redeem some or all of your shares on any business day that the New York Stock Exchange is open (except the Friday after Thanksgiving when the Funds are closed). Shares will be redeemed at NAV next determined after your redemption request is received in good order. A redemption is a taxable transaction on which you may recognize a gain or loss.

We will ordinarily send redemption proceeds on the next business day, but we may take up to seven days to make payment. The Institutional Blended Funds may stop selling their shares and postpone redemption payments at times when the New York Stock Exchange is closed or has restricted trading or the SEC has determined an emergency condition exists. We will send redemption proceeds only in the form that you previously authorized. If you have authorized payment by check, we will send the check to the shareholder and address of record.

REQUEST IN GOOD ORDER

All purchase, exchange and redemption requests must be received by the Institutional Blended Funds or their transfer agent in good order. Requests in good order must include the following documents: (1) a letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered; (2) any required medallion signature guarantees (see "Medallion Signature Guarantees" below); and (3) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships and other legal entities. You may call us at (800) 262-0511 for further details.

Written redemption requests also must include the Fund name, your account number, and the dollar amount of the transaction. Purchase orders are not in good order until the transfer agent has received payment in federal funds.

MEDALLION SIGNATURE GUARANTEES

To protect shareholder accounts, the Institutional Blended Funds, and the transfer agent from fraud, medallion signature guarantees are required in certain cases. This enables us to verify the identity of the person who has authorized a redemption from an account. We will require a medallion signature guarantee for any of the following:

-    Any written redemption request for $50,000 or more.

- Redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and at the registered address.

- Transfers into an account with a different registration (including a different name, address, taxpayer identification number, or account type).

However, if your shares are held through an Annuity Board Plan, contact your employer, your plan administrator, or the Annuity Board at (800) 262-0511 to ask if a signature guarantee is required under the policies or procedures of your Annuity Board Plan.

A notary public does not qualify as a medallion signature guarantee. You may obtain a medallion signature guarantee from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other participating financial institution. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program
(SEMP) and New York Stock Exchange, Inc.

Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. You may call us at (800) 262-0511 for further details.

REDEEMING RECENTLY PURCHASED SHARES

If you are redeeming shares that you recently purchased by check, we may delay sending your redemption proceeds until your check has cleared. This may take up to fifteen calendar days after we received your check. To avoid this delay, pay for your shares by federal funds wire transfer.

RIGHT TO REDEEM IN KIND

We reserve the right to pay part or all of your redemption proceeds in securities rather than cash. If payment is made in securities, you may incur brokerage commissions if you elect to sell the securities for cash.

ACCOUNT STATEMENTS

Each shareholder's transactions in Fund shares will be reflected in a quarterly statement. If your shares are held by a nominee, the nominee decides whether the statement will be sent to you.

EXCHANGING SHARES

     WHAT IS AN EXCHANGE?

     An exchange between Funds is really two transactions - a sale of shares of one Fund and the purchase of shares of another. In general, the same policies that apply to purchases and sales apply to exchanges. Exchanges also have the same tax consequences as ordinary sales and purchases.

We reserve the right to revise or cancel the exchange privilege, limit the amount of the exchange, or number of exchanges or reject an exchange at any time, without notice. An exchange is a taxable transaction on which you may recognize a gain or loss.

TELEPHONE AND ONLINE TRANSACTION

We reserve the right to refuse a telephone redemption or online redemption request if the requester is unable to provide information such as the: 1) account number, 2) name and address exactly as registered with us; or 3) the primary social security or tax identification number. We are not responsible for any account losses due to fraud, so long as we have taken reasonable steps to verify the identity of the person making a telephone or online request.

If you are redeeming shares you hold through an Annuity Board Plan, you may not have telephone or online privileges; contact your employer, your plan administrator, or the Annuity Board at (800) 262-0511 for information about how to redeem your shares. If you are an eligible plan or foundation, your account will automatically have certain telephone privileges. If you wish to remove the telephone redemption option from your account, please notify us in writing.

We reserve the right to terminate or limit the telephone redemption privilege at any time, without prior notice. If you experience difficulty reaching us by telephone, during periods of unusual market activity, contact us by regular or express mail.

DISTRIBUTIONS

     WHAT IS NET INVESTMENT INCOME?

     Net investment income generally consists of interest and dividends a Fund earns on its investments less accrued expenses.

Each of the Institutional Blended Funds annually declares and pays dividends from net investment income and distributes, at least annually, any realized net capital gains and net gains, if any, from certain foreign currency transactions.

Distributions are payable to shareholders of record at the time they are declared. Shareholders of record include holders of shares being purchased, but exclude holders of shares being redeemed, on the record date. Your distributions will be reinvested in additional Institutional Blended Fund shares, unless you elect to receive your distributions in cash.

TAXES

This section only summarizes some important federal income tax considerations that may affect your investment in an Institutional Blended Fund. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

FEDERAL INCOME TAX: As long as a Fund meets the requirements for being treated as a "regulated investment company," which each Fund intends to continue to do, it pays no Federal income tax on the earnings and gains it distributes to its shareholders. The Funds will notify you following the end of each calendar year of the amount of dividends and other distributions paid that year.

Dividends from net investment income and distributions from net short-term capital gains that you receive from an Institutional Blended Fund generally are taxable to you as ordinary income, whether reinvested in additional Fund shares or received in cash. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain, regardless of the length of time you have held your shares.

You should be aware that if you purchase Fund shares shortly before the record date for any dividend or other distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

A redemption or exchange of your Fund shares is a taxable event for you. Depending on the purchase and redemption prices of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local tax laws, which may produce different consequences from those under the Federal income tax law.

GLOSSARY

DISTRIBUTION (12b-1) FEES -- Fees assessed to shareholders for marketing and distribution expenses for a fund.

30-DAY SEC YIELD -- A standardized measure of yield for a mutual fund. The calculation is based on a 30-day period ending on the last of the previous month. It is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period.

ACTIVE MANAGEMENT -- The portfolio management strategy that has the objective of generating performance greater than a broad-based benchmark index over a given time period. The strategy is opposite of passive management.

AMERICAN DEPOSITORY RECEIPT (ADR) -- Receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and are publicly traded on exchanges or over-the-counter markets in the U.S.

AMORTIZED COST -- This method involves valuing securities at their cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. The accounting method is used for the Money Market Fund.

ANNUALIZED -- The expression of a rate of return over periods other than one year converted to annual terms.

ASSET-BACKED SECURITIES -- Securities backed by mortgages, installment contracts, credit card receivables or other financial assets. These securities represent interest in "pools" of assets in which payments of both interest and principal on the securities are made periodically.

AVERAGE MATURITY -- The average length of time on which the principal of a bond in a bond fund must be repaid.

BASIS POINT -- One hundredth of 1% (0.01%).

BENCHMARK -- An index or other market measurement that is used by an investment manager as a yardstick to assess the risk and performance of a portfolio. For example the S&P 500(R) Index is a commonly used benchmark for U.S. Large Cap Equity portfolios.

COMMERCIAL PAPER -- The security is a short-term, unsecured promissory note issued in the public market as an obligation of the issuing entity. The maturity of commercial paper is typically less than 270 days.

CREDIT QUALITY -- A measure that reflects the rating assigned by Standard & Poor's or Moody's to fixed income securities. It rates the issuing entity's capacity to meet the repayment terms of the security. Bonds issued and backed by the federal government are of the highest quality and are considered superior to bonds rated AAA, which is the highest possible rating a corporate bond can receive. Investment quality ratings include AAA, AA, A, and BBB. Bonds rated BB or lower are considered high yield or "junk" bonds.

CAPITAL GAIN/LOSS -- A realized gain or loss calculated at the time of sale or maturity of any capital asset. Refers to the profit or loss attributable to the difference between the purchase and sale price.

CONCENTRATION RISK -- Risk associated with a relatively high exposure to a certain security position, sector, industry and/or country.

CORRELATION -- The statistical measure which indicates the tendency of two variables moving together.

CREDIT RATINGS -- See Credit Quality.

CREDIT RISK -- A risk that an issuer may default on its securities causing a loss to the debt holder.

CURRENCY EXCHANGE RATE -- A quotation used to indicate the value of a foreign currency relative to one unit of local currency.

CURRENCY RISK -- Foreign investments bear the risk of the local market and the foreign exchange rate. Risk associated with exposure to a certain currency that declines in value. Changes in currency exchange rates relative to the U.S. dollar may negatively affect the value of foreign investments.

CURRENT INCOME -- Money that is received on an ongoing basis from investments in the form of dividends, interest, rents or other income sources.

DEFAULT RISK -- Risk that an issuer will be unable to timely meet interest and principal payments.

DEVELOPED MARKETS -- Financial markets in countries with developed economies. Examples include, but are not limited to, the U.S., United Kingdom, Germany, France and Japan.

DIVIDEND -- Earnings distributed to shareholders. Mutual fund dividends are paid out of income from a fund's investments.

DIVIDEND YIELD -- Yield is determined by dividing the amount of annual dividends per share by the current market price per share of stock.

DOWNGRADED -- The act of lowering the credit rating of a fixed income instrument.

EMERGING MARKETS -- Financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, Russia and Asia (excluding Japan). Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

EQUITY -- Represents ownership interest possessed by shareholders in a corporation. Synonymous with stock.

EXPENSE RATIO -- Expressed as a percentage, provides the investor the total cost for fund operating expenses and management fees.

FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) -- Federal agency established in 1933 that guarantees (within limits) funds on deposit in member banks and thrift institutions and performs other functions to facilitate mergers or prevent failures.

FIXED INCOME SECURITIES -- A security that pays a fixed rate of return. Usually refers to government, corporate or municipal bonds, which pay a fixed rate of interest until the bonds mature, and to preferred stock, paying a fixed dividend.

FOREIGN ISSUERS -- Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

FORWARD CONTRACTS -- A privately negotiated contract permitting the holder to purchase or sale a specified amount of a financial instrument or foreign currency on a predetermined future date at a predetermined price.

FUTURES CONTRACTS -- A standardized agreement to buy or sell a specified amount of a financial instrument or good at a particular price on a stipulated future date. The price is established on an organized exchange and the potential gain/loss is realized each day (marking to market).

GLOBAL DEPOSITORY RECEIPT (GDR) -- Receipt for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporation to offer shares to American citizens, GDRs allow companies in Europe, Asia, the U.S. and Latin America to offer shares in many markets around the world.

HEDGING -- The practice of undertaking one investment activity in order to protect against losses in another.

HIGH YIELD BONDS ("JUNK BONDS") -- A bond that has a credit rating of BB or lower and that pays a higher yield to compensate for the greater credit risk.

ILLIQUID SECURITIES -- A security that cannot be disposed of promptly (i.e., within seven days) and in the ordinary course of business at approximately the amount at which the Fund has valued the instrument.

INTEREST -- Cost of using money, expressed as a rate per period of time, usually one year, in which case it is called an annual rate of interest.

INTEREST RATE RISK -- Risk that changes in interest rates may adversely impact the value of a fixed income security. Generally, when interest rates rise fixed income securities decline in value. Conversely, when interest rates fall, fixed income securities generally increase in value. Longer-term fixed income instruments tend to be more subject to interest rate risk.

INTERNATIONAL EQUITY SECURITIES -- Investments in non-U.S. stocks or equity securities.

INVESTMENT GRADE BOND -- See Credit Quality.

MATURITY -- The date at which a debt instrument is due and payable.

MONEY MARKET INSTRUMENTS -- Such instruments include high quality, short-term debt instruments. Among other quality requirements, a money market instrument must mature in 397 days or less.

NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION ("NRSRO") -- NRSRO means any nationally recognized statistical rating organization, as designated by the SEC that does not directly or indirectly control, and is not controlled by or under common control with, the issuer of, or any insurer, guarantor or provider of credit support for, the security. As of March 20, 2002, the SEC has designated three rating agencies as NRSROs: (1) Fitch, Inc.; (2) Moody's Investors Service, Inc.; and (3) Standard & Poor's Ratings Group.

NET ASSET VALUE -- The market value of a fund share. For the Funds, this value is net of all expenses. The NAV is calculated after the close of the exchanges and markets each day by taking the closing market value of all securities owned plus all other assets such as cash, subtracting liabilities, then dividing the result (total net assets) by the total number of shares outstanding.

OPTIONS -- An instrument that provides the investor to initiate a purchase and/or sell transaction. An owner of a call (put) option has the right to purchase (sell) the underlying security at a specified price, and this right lasts until a specified date.

PASSIVELY MANAGED -- Term associated with the management of a portfolio for the purpose of duplicating the investment composition and performance of a broad-based index (such as S&P 500 Index) using computer programs and statistical procedures. Because the fund has fees and transaction expenses (while the broad-based index has none), returns are likely to be below those of the broad-based index.

PREPAYMENT RISK -- Prepayment is the activity of repaying principal prior to its stated maturity date. Prepayments of certain fixed income securities, such as mortgage-backed securities, are subject to prepayment risk. Prepayments generally increase when interest rates fall, resulting in a risk that principal is re-invested at lower interest rates.

POLITICAL RISK -- Risk associated with uncertain political environments when investing in foreign securities. Political risks tend to be greater in emerging markets relative to developed markets.

PRICE TO EARNINGS (P/E) RATIO -- For a fund, it is the price of the stocks in the portfolio divided by their earnings per share. This gives investors an idea of how much they are paying for a companies earning power. In general, the higher the P/E ratio, the more earnings growth an investor is expecting and the riskier the investment.

PRICE TO BOOK (P/B) RATIO -- The weighted average of the price/book ratios of all the stocks in a fund's portfolio. Generally, a high P/B ratio indicates the price of the stock exceeds the actual worth of the company's assets, while a low P/B ratio indicates the stock is relatively cheap.

PRINCIPAL -- Face amount of a debt instrument on which interest is either owed or earned.

RECORD DATE -- Date on which a shareholder must officially own shares in order to be entitled to a dividend.

RULE 2a-7 -- Rule under the Investment Company Act of 1940 which allows for the use of the amortized cost method of accounting as long as the portfolio adheres to certain parameters related to credit quality, security type and maturity. The Money Market Fund adheres to the requirements of Rule 2a-7.

SECURITIES & EXCHANGE COMMISSION (SEC) -- Federal agency formed by the Securities and Exchange Act of 1934 to administer that act and the Securities Act of 1933. Statutes administered by the SEC are designed to promote full disclosure and protect the investing public against malpractice in the securities markets.

SECURITIES LENDING -- A program of lending eligible securities from the portfolios to approved borrowers in return for a fee.

SELECT FUNDS -- Funds that directly invest in different types of fixed income obligations, stocks or other investments to meet their respective investment objectives. Nine (5 equity, 3 fixed income and one money market) separate Select Funds are offered through AB Funds Trust. The majority of the Select Funds use a multi-manager approach by combining different investment management firms (sub-advisers) within a single Select Fund.

STANDARD DEVIATION -- A statistical measurement of distribution around an average, which depicts how widely returns varied over a certain period of time. Investors use the standard deviation of historical performance to try to predict the most likely range of returns. When a fund has a high standard deviation, the predicted range of performance is wide, implying greater volatility.

SWAP AGREEMENTS -- An agreement between two or more parties to exchange sets of cash flows over a period in the future. Two basic types of swaps are interest rate swaps and currency swaps.

TOTAL RETURN -- Return on an investment including both appreciation/(depreciation) and interest or dividends.

TRANSFER AGENT -- The agent that processes and records purchases and sales of Fund shares for all classes. PFPC Inc. serves as the transfer agent for the Funds.

TURNOVER -- Statistical ratio measuring the amount of transactions within a portfolio over a given time period.

WEIGHTED AVERAGE MARKET CAP -- The weighted average is computed by weighing each company's market capitalization by the market value of the securities in the fund. Market capitalization is found by multiplying the number of outstanding shares of stock for a company by the current market price of those shares.

WEIGHTED AVERAGE MATURITY -- The weighted average is computed by weighing each securities maturity date by the market value of the security in the fund.

YIELD CURVE -- Graph showing the term structure of interest rates by plotting the yields of all bonds of the same quality with maturities ranging from the shortest to the longest available. The most common version of the yield curve plots Treasury securities, showing the range of yields from a three month Treasury bill to a 30-year Treasury bond.

YIELD SPREADS -- A difference in yield between various issues of securities.

YIELD TO MATURITY -- The yield provided by a bond that is held to its maturity date, taking into account both interest payments and capital gains or losses.

FOR MORE INFORMATION

YOU CAN LEARN MORE ABOUT THE INSTITUTIONAL BLENDED FUNDS, BY REQUESTING THE FOLLOWING FREE DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): Provides additional information about the Funds' policies, investment restrictions, risks, and business structure. The SAI is legally considered a part of this prospectus.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS: Contain performance data and information on portfolio holdings for the last completed fiscal year or half year. The Annual Report also contains the auditor's report and a discussion by management of the market conditions and investment strategies that affected the Funds' performance.

If you have questions or would like information about establishing retirement plan accounts, contact the Annuity Board at (800) 262-0511 (7 a.m. to 6 p.m. Central time) Monday through Friday.

To request these free documents or for other information, contact us in writing at:

AB Funds Trust
2401 Cedar Springs Rd.
Dallas, TX 75201-1498

You may also get free copies by:

- Accessing them on the EDGAR Database on the SEC's Internet site http://www.sec.gov.

- Reviewing and copying them at the SEC's Public Reference Room in Washington D.C. (phone: 1-202-942-8090).

- Requesting copies from the Public Reference Section of the SEC, Washington, D.C. 20549 (you will be charged a copying fee) or by electronic request at the following e-mail address: publicinfo@sec.gov.

Visit our Web site at www.absbc.org to access prospectuses.

                         The investment company registration number is 811-10263

AB FUNDS TRUST
2401 Cedar Springs Rd., Dallas, TX 75201-1498
1.800.262.0511 - www.absbc.org

SERVING THOSE WHO SERVE THE LORD "...WITH THE INTEGRITY OF OUR HEART and the skillfulness of our hands." Psalm 78:72

[AB FUNDS LOGO]

Statement of Additional
Information (SAI)

JULY    , 2003

INSTITUTIONAL BLENDED FUNDS

  --    FLEXIBLE INCOME FUND I
  --    GROWTH & INCOME FUND I
  --    CAPITAL OPPORTUNITIES FUND I
  --    GLOBAL EQUITY FUND I

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Institutional Blended Funds' current Prospectus,
dated July    , 2003, as amended from time to time. You can obtain a free copy of the current Prospectus on our Web site at www.absbc.org or by calling (800) 262-0511. Because the Institutional Blended Funds are new, they do not yet have an annual report.

 2                                                                AB Funds Trust

TABLE OF CONTENTS

                                                             PAGE
History of the Funds........................................   5
Description of Investments and Risks........................   5
Investment Restrictions.....................................  32
Management of the Funds.....................................  34
Other Service Providers.....................................  46
Shares of Beneficial Interest...............................  47
Taxation....................................................  48
Valuation of Shares.........................................  50
Telephone Instructions......................................  51
Control Persons and Principal Holders of Securities.........  52
Calculation of Performance Data.............................  52
Appendix A -- Description of Securities Ratings............. A-1

Statement of Additional Information                                            3

 4                                                                AB Funds Trust

HISTORY OF THE FUNDS

AB Funds Trust (the "Trust") is an open-end management investment company organized as a Delaware statutory trust on March 2, 2000. The Trust has established seventeen series (each, a "Fund" and together, the "Funds"), four of which are described in this SAI. Each Fund is a separate mutual fund with its own investment objective, strategies and risks.

The Flexible Income Fund I, Growth & Income Fund I, Capital Opportunities Fund I and Global Equity Fund I are each referred to as an "Institutional Blend Fund" and are together referred to as the "Institutional Blended Funds." Each Institutional Blended Fund is a "fund-of-funds," which means that it generally does not buy securities directly, but rather, allocates its assets among a different mix of mutual funds, known as the Select Funds, to meet a specified investment objective. The Select Funds, in turn, invest directly in different types of fixed income obligations, stocks, or other investments to meet their investment objectives. The Low-Duration Bond Fund, Medium-Duration Bond Fund and Extended-Duration Bond Fund are together referred to as the "Bond Funds." The Equity Index Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund are together referred to as the "Equity Funds." The Money Market Fund is referred to as the "Money Market Fund." The Bond Funds, the Equity Funds and the Money Market Fund are each referred to as a "Select Fund" and are together referred to as the Select Funds.

The Trust's Board of Trustees ("Board" or "Board of Trustees") may issue additional classes of shares or series at any time without prior approval of the shareholders.

DESCRIPTION OF INVESTMENTS AND RISKS

You should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Institutional Blended Funds. Unless otherwise indicated, all percentage limitations governing the investments of the Institutional Blended Funds apply only at the time of a transaction.

The following should be read in conjunction with sections of the Institutional Blended Funds' Prospectus entitled "Investment Objective," "Principal Investment Strategies" and "Principal Risks." Unless otherwise defined in this SAI, the terms used herein have the respective meanings assigned to them in the Prospectus.

SBC Financial Services, Inc. serves as the Investment Adviser to the Funds. It is an affiliate of the Annuity Board of the Southern Baptist Convention ("Annuity Board"). The Investment Adviser allocates each Institutional Blended Fund's investments among the Select Funds. Rather than making the day-to-day investment decisions for the Select Funds, it acts as a manager of managers and retains various Sub-Advisers to do so. The Sub-Advisers employ portfolio managers to make the day-to-day investment decisions regarding portfolio holdings of the Select Funds. The Sub-Advisers may not invest in all the instruments or use all the investment techniques permitted by the Institutional Blended Funds' prospectus and SAI or invest in such instruments or engage in such techniques to the full extent permitted by the Institutional Blended Funds' investment policies and restrictions.

The Funds do not invest in any company that is publicly recognized, as determined by the Annuity Board, as being in the liquor, tobacco, gambling, pornography or abortion industries or any company whose products, services or activities are publicly recognized, as determined by the Annuity Board, as being incompatible with the moral and

Statement of Additional Information                                            5
ethical posture of the Annuity Board. The Funds may not be able to take advantage of certain investment opportunities due to these restrictions. This policy may not be changed without shareholder approval.

The Funds are series of a diversified, open-end, management investment company as defined in the Investment Company Act of 1940 (the "1940 Act"). The Institutional Blended Funds invest primarily in the shares of the Select Funds and, unless indicated otherwise, the description of investments and risks in this SAI applies to the Institutional Blended Funds through their investments in the Select Funds. Each Institutional Blended Fund may from time to time invest and reinvest up to 10% of its assets directly in U.S. Treasury obligations, exchange-listed equity futures contracts and exchange-listed U.S. Treasury futures contracts to gain exposure to the U.S. equity and fixed income markets on cash balances. The Institutional Blended Funds may also sell exchange-listed equity futures contracts, U.S. Treasury Securities, and exchange listed U.S. Treasury futures contracts short to reduce exposure. The foregoing percentage limitations on long positions shall not apply to any short activity. Any such investment will be made for cash management purposes and will seek to provide market exposure approximating the strategic asset allocation of the applicable Institutional Blended Fund.

Asset-Backed and Mortgage-Backed Securities. To the extent described in the Prospectus, the Bond Funds and Money Market Fund may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other financial assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made periodically, thus in effect "passing through" such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

If an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will decrease yield to maturity.

Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

Asset-backed securities acquired by the Bond Funds and Money Market Fund may include collateralized mortgage obligations ("CMOs") issued by private companies. CMOs provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of such obligations ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various classes may be structured in a variety of ways.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through

 6                                                                AB Funds Trust

Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest by GNMA and backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-related securities issued by the Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks.

Freddie Macs are not guaranteed and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Some, but not all, mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported in various forms of insurance or guarantees issued by governmental entities. Commercial mortgage backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.

Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Bankers' Acceptances, Certificates of Deposit, Time Deposits and Bank Notes. The Select Funds may invest in such obligations issued by U.S. or foreign issuers; provided, however, that the Money Market Fund will invest in instruments denominated exclusively in U.S. dollars. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date

Statement of Additional Information                                            7
and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes and bankers' acceptances rank junior to deposit liabilities of the bank and equal to other senior, unsecured obligations of the bank. Bank notes are classified as "other borrowings" on a bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation (the "FDIC") or any other insurer. Deposit notes are insured by the FDIC only to the extent of $100,000 per depositor per bank.

The Select Funds may invest in the obligations of foreign banks and foreign branches of domestic banks. (The Money Market Fund may invest in such obligations only if they are denominated exclusively in U.S. dollars.) Such obligations include Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar time deposits, which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian time deposits, which are essentially the same as Eurodollar time deposits except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee bankers' acceptances, which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks.

Investments in Eurodollar and Yankeedollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of U.S. banks are supervised or examined by regulatory authorities as are U.S. banks, and such branches may not be subject to reserve requirements.

Bond Funds. Although the Bond Funds invest mainly in fixed income securities, they may invest in U.S. common stock, including American Depository Receipts, for the purpose of creating synthetic convertible bonds.

Commercial Paper. The Select Funds may invest in commercial paper which includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by bank holding companies, corporations and financial institutions, and similar taxable instruments issued by government agencies and instrumentalities. A Select Fund will only invest in commercial paper to the extent consistent with its investment policies, including its policies regarding quality and ratings.

 8                                                                AB Funds Trust

Convertible Securities. The Equity Funds and Bond Funds may invest in convertible securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

Capital appreciation for a Fund may result from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by a Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

In general, investments in lower quality convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality are also likely to be subject to greater market fluctuation and to greater risk of loss of income and principal due to default than investments of higher quality fixed-income securities. Such lower quality securities generally tend to reflect short-term corporate and market developments to a greater extent than higher quality securities, which react more to fluctuations in the general level of interest rates. A Fund will generally reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on a Fund of any single investment, it does not reduce the overall risk of investing in lower quality securities.

Depository Arrangements. Each Equity Fund may invest in American Depository Receipts ("ADRs") and regular shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars. They are publicly traded on exchanges or over-the-counter in the United States.

The Funds may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. securities issuer does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored

Statement of Additional Information                                            9
facility because fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information for buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

Investments in ADRs involve certain risks not typically involved in purely domestic investments. These risks are set forth under "Foreign Securities" in this SAI.

The International Equity Fund may also invest in European Depository Receipts ("EDRs"), International Depository Receipts ("IDRs") and Global Depository Receipts ("GDRs"). These are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and are usually denominated in foreign currencies. They may not be denominated in the same currency as the securities they represent. Generally, EDRs, GDRs and IDRs are designed for use in the foreign securities markets. Investments in EDRs, GDRs and IDRs involve certain risks not typically involved in purely domestic investments, including currency exchange risk. These risks are set forth under "Foreign Securities" in this SAI.

FOREIGN CURRENCY.

Foreign Currency -- Generally. The International Equity Fund and the Bond Funds may invest in securities and obligations denominated in foreign currencies. The performance of investments in securities and obligations denominated in a foreign currency will be impacted by the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Absent other events that could otherwise affect the value of a foreign security or obligation (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security or obligation in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign-currency-denominated security or obligation.

Although the International Equity Fund and the Bond Funds may invest in securities denominated in foreign currencies, their portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments, or central banks. They can also be affected by currency controls, or by political developments in the U.S. or abroad. To the extent a Fund's total assets, adjusted to reflect its net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries. In addition, through the use of forward currency exchange contracts and other currency instruments as described below, the respective net currency positions of the Funds may expose them to risks independent of their securities positions. Although the net long and short foreign currency exposure of the International Equity Fund and Bond Funds will not exceed their total asset value, to the extent a Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater risk than it would have if it did not maintain the currency positions.

 10                                                               AB Funds Trust

The Funds are also subject to the possible imposition of exchange control regulations or freezes on the convertibility of currency.

Foreign Currency -- Forward Currency Exchange Contracts. The International Equity Fund and the Bond Funds may enter into forward currency exchange contracts in order to hedge to the U.S. dollar and to hedge one foreign currency against changes in exchange rates for a different foreign currency. Each of these Funds also may use forward currency exchange contracts for non-hedging purposes, even if it does not own securities denominated in that currency. Forward currency exchange contracts represent an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. This allows a Fund to establish a rate of exchange for a future point in time.

When one of these Funds owns securities denominated in a foreign currency that the Sub-Adviser anticipates may decline substantially relative to the U.S. dollar or other leading currencies, the Fund may attempt to reduce this currency risk by entering into a forward currency exchange contract to sell, for a fixed amount, an amount of the foreign currency approximating the value of some or all of the Fund's securities denominated in that foreign currency. When a Fund creates a short position in a foreign currency, it may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. A Fund's net long and short foreign currency exposure will not exceed its total asset value.

In addition, when entering into a contract for the purchase or sale of a security, one of these Funds may enter into a forward currency exchange contract for the amount of the purchase or sale price. This protects the Fund against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

Portfolio securities hedged by forward currency exchange contracts are still subject to fluctuations in market value. In addition, it will not generally be possible to match precisely the amount covered by a forward currency exchange contract. Additionally, the value of the securities involved will fluctuate based on market movements after the contract is entered into. Such imperfect correlation may cause a Fund to sustain losses that will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss. While forward currency exchange contracts may protect a Fund from losses resulting from movements in exchange rates adverse to the Fund's position, they may also limit potential gains that result from beneficial changes in the value of such currency. A Fund will also incur costs in connection with forward currency exchange contracts and conversions of foreign currencies and U.S. dollars.

Foreign Currency -- Currency Futures Contracts and Options Thereon. The International Equity Fund and the Bond Funds may also engage in futures contracts on foreign currencies and related options transactions, for the same purposes that they are permitted to use forward currency exchange contracts. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date at a price set at the time of the contract. These Funds may enter into currency futures contracts traded on regulated commodity exchanges, including non-U.S. exchanges. These Funds may either accept or make delivery of the currency specified at the maturity of a forward or futures contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to currency futures contracts are usually effected with the currency trader who is a party to the original futures contract. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Buyers and sellers of currency

Statement of Additional Information                                           11
futures and options thereon are subject to the same risks that apply to the use of futures generally. See "Futures and Options" below.

Foreign Currency -- Currency Options. The International Equity Fund and the Bond Funds may also write covered put and covered call options and purchase put and call options on foreign currencies, for the same purposes that they are permitted to use forward currency exchange contracts. These Funds will write or purchase currency options that are traded on U.S. or foreign exchanges or over-the-counter.

A call option written by a Fund obligates it to sell specified currency to the holder of the option at a specified price at any time before the expiration date. A put option written by a Fund obligates it to purchase specified currency from the option holder at a specified time before the expiration date. The writing of currency options involves the risk that a Fund may be required to sell the specified currency (subject to a call) at a price that is less than the currency's market value or to purchase the specified currency (subject to a put) at a price that exceeds the currency's market value. The use of currency options is subject to the same risks that apply to options generally. See "Futures and Options" below.

The purchase of a call option would entitle a Fund to purchase specified currency at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of the currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, a Fund would realize either no gain or a loss on the purchase of the call option. A Fund may forfeit the entire amount of the premium plus related transaction costs if exchange rates move in a manner adverse to the Fund's position.

One of these Funds may, for example, purchase put options in anticipation of a decline in the dollar value of currency in which securities in its portfolio are denominated. The purchase of a put option would entitle a Fund to sell specific currency at a specified price during the option period. This is meant to offset or hedge against a decline in the dollar value of such portfolio securities due to currency exchange rate fluctuations. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise, a Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying currency.

Foreign Currency -- Cover Requirements. When these Funds engage in forward currency exchange contracts, currency futures contracts and options thereon, and currency put and call options, they will comply with guidelines established by the SEC with respect to coverage of these strategies. See "Futures and Options -- Cover Requirements" below.

Foreign Securities and Obligations. Each Equity Fund may invest in American Depository Receipts and regular shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets. The International Equity Fund invests primarily in the securities of foreign issuers. In addition, the Bond Funds may invest a portion of their assets in obligations issued by foreign issuers. The Money Market Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, as well as other foreign issuers. These obligations may be issued by supranational entities, including international organizations, designed or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.

 12                                                               AB Funds Trust

Investment in foreign securities and obligations involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States and in investments denominated in foreign currencies. Market risk involves the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of a Fund that invests in foreign stocks. The holdings of a Fund that invests in fixed-income securities will be sensitive to changes in interest rates and the interest rate environment. Generally, the prices of bonds and debt securities fluctuate inversely with interest rate changes.

Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend and interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or the adoption of other governmental restrictions might adversely affect an investment in foreign securities or obligations. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements. For a discussion of risks and instruments related to foreign currency, see "Foreign Currency" above.

Investment in foreign securities and obligations may involve higher costs than investment in U.S. securities and obligations. Investors should understand that the expense ratios of the International Equity Fund generally can be expected to be higher than those of Funds investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher costs of custody of foreign securities, higher commissions paid on comparable transactions in foreign markets, costs arising from delays in settlements of transactions and the imposition of additional taxes by foreign governments. In addition, dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent those taxes are not offset by credits or deductions allowed to investors under federal income tax law, they may reduce the net return to the shareholders.

The International Equity Fund, the Money Market Fund and the Bond Funds may invest in foreign debt, including the securities of foreign governments; provided, however, that the Money Market Fund will invest in instruments denominated exclusively in U.S. dollars. Several risks exist concerning such investments, including the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate and may not honor investments by U.S. entities or citizens.

To the extent consistent with their investment objectives, these Funds may also invest in obligations of the International Bank for Reconstruction and Development (also known as the World Bank), which are supported by subscribed, but unpaid, commitments of its member countries. There is no assurance that these commitments will be undertaken or complied with in the future.

In addition, the International Equity Fund the Equity Funds, and the Bond Funds may invest their assets in countries with emerging economies or securities markets. These countries are primarily located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and may have at times nationalized or expropriated the assets of private companies. In general, the securities markets of these countries are less liquid, subject to greater price

Statement of Additional Information                                           13
volatility, have smaller market capitalizations and have problems with securities registration and custody. As a result, the risks presented by investments in these countries are heightened. Additionally, settlement procedures in emerging countries are frequently less developed and less reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities. They also could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested, to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered, or to incur losses due to the Fund's inability to complete a contractual obligation to deliver securities.

Forward Commitments, When-Issued Securities and Delayed-Delivery
Transactions. To the extent consistent with their respective investment objectives, each Select Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed delivery) basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are normally negotiated directly with the other party.

When a Fund purchases securities on a when-issued basis or purchases or sells securities on a forward commitment basis, the Fund may complete the transaction and actually purchase or sell the securities. However, if deemed advisable as a matter of investment strategy, a Fund may dispose of or negotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.

When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, it will segregate liquid assets having a value determined daily at least equal to the amount of its purchase commitments until three days prior to the settlement date, or it will otherwise cover its position. In the case of a forward commitment to sell securities, a Fund will segregate with its custodian actual securities or liquid assets that are unencumbered and daily marked-to-market, while the commitment is outstanding. These procedures are designed to ensure that a Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

FUTURES AND OPTIONS.

Futures and Options -- Generally. The Equity Funds may purchase or sell (1) put and call options on securities, indexes and other financial instruments and (2) futures contracts and options thereon. The Equity Funds may enter into such futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodities Futures Trading Commission for sale to customers in the United States, on foreign exchanges. In addition, the Equity Funds may invest and reinvest in long or short positions in any of the instruments contemplated in this section. The Bond Funds may purchase or sell
(1) put and call options on fixed income securities and (2) futures contracts and options thereon. In addition, the Bond Funds may invest in long or short positions in any of the instruments contemplated in this section. The Blended Funds may from time to time invest up to 10% of their assets directly in U.S. Treasury securities, exchange-listed equity futures contracts and exchange-listed U.S. Treasury futures contracts in order to gain exposure to the U.S. equity and fixed income markets on cash balances. The Blended Funds may also sell exchange-listed equity futures contracts, U.S. Treasury securities, and

 14                                                               AB Funds Trust
exchange-listed U.S. Treasury futures contracts short to reduce exposure. The foregoing percentage limitations on long positions shall not apply to any short activity.

Futures and Options -- Futures Contracts Generally. A futures contract may generally be described as an agreement between two parties to buy and sell a specified quantity of a particular instrument, such as a security, currency or index, during a specified future period at a specified price. When interest rates are rising or securities prices are falling, a Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when they affect anticipated purchases.

Although futures contracts by their terms generally call for the actual delivery or acquisition of the underlying instrument or the cash value of the instrument, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying or selling, as the case may be, on a commodities exchange, an identical futures contract calling for delivery in the same period. Such a transaction, which is executed through a member of an exchange, cancels the obligation to make or take delivery of the instrument or the cash value of the instrument underlying the contractual obligations. Such offsetting transactions may result in a profit or loss and a Fund may incur brokerage fees when it purchases or sells futures contracts. While each Fund's futures contracts will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying instrument whenever it appears economically advantageous for it to do so.

Futures and Options -- Options Generally. Options may relate to particular securities, foreign and domestic securities indexes, financial instruments, foreign currencies or the yield differential between two securities. Such options may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price before the expiration of the option, regardless of the market price of the security. A premium is paid to the writer by the purchaser in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell and a writer the obligation to buy the security at the stated exercise price before the expiration date of the option, regardless of the market price of the security.

Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A Fund's obligation to sell an instrument subject to a covered call option written by it, or to purchase an instrument subject to a secured put option written by it, may be terminated before the expiration of the option by the Fund's execution of a closing purchase transaction. This means that a Fund buys on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a closing purchase plus related transaction costs may be greater than the premium received upon the original option, in which event the Fund will experience a loss. There is no assurance that a liquid secondary market will exist for any particular option. A Fund that has written an option and is unable to effect a closing purchase transaction, will not be able to sell the underlying instrument (in the case of a covered call option)

Statement of Additional Information                                           15
or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned instrument is delivered upon exercise. The Fund will be subject to the risk of market decline or appreciation in the instrument during such period.

Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. The amount of this asset or liability will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund will realize a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

There are several other risks associated with options. For example, there are significant differences among the securities, currency and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons that include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Futures and Options -- Financial Futures Contracts. Financial futures contracts are simply futures contracts that obligate the holder to buy or sell a financial instrument, such as a U.S. Treasury security, an equity security or foreign currency, during a specified future period at a specified price. A sale of a financial futures contract means the acquisition of an obligation to sell the financial instrument called for by the contract at a specified price on a specified date. A purchase of a financial futures contract means the acquisition of an obligation to buy the financial instrument called for by the contract at a specified price on a specified date.

Futures and Options -- Bond Index Futures and Options Thereon. The Bond Funds and the Blended Funds may buy and sell futures contracts based on an index of debt securities and options on such futures contracts to the extent they currently exist and, in the future, may be developed. The Funds reserve the right to conduct futures and options transactions based on an index that may be developed in the future to correlate with price movements in certain categories of debt securities. The Funds' investment strategy in employing futures contracts based on an index of debt securities may be similar to that used by them in other financial futures transactions. The Funds may also buy and write put and call options on such index futures and enter into closing transactions with respect to such options.

 16                                                               AB Funds Trust

Futures and Options -- Interest Rate Futures and Options. Interest rate futures contracts are a type of financial futures contracts that call for the future delivery of U.S. government securities or index-based futures contracts. The value of these instruments changes in response to changes in the value of the underlying security or index, which depends primarily on prevailing interest rates.

A Fund may, for example, enter into interest rate futures contracts in order to protect its portfolio securities from fluctuations in interest rates without necessarily buying or selling the underlying fixed-income securities. For example, if a Fund owns bonds, and interest rates are expected to increase, it might sell futures contracts on debt securities having characteristics similar to those held in the portfolio. Such a sale would have much the same effect as selling an equivalent value of the bonds owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contract to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

Futures and Options -- Stock Index Futures Contracts. A stock index futures contract is a type of financial futures contract that obligates the seller to deliver (and the purchaser to buy) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis, and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

For example, an Equity Fund or Blended Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its equity securities that might otherwise result. When a Fund is not fully invested in stocks and it anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of stocks that it intends to buy.

Futures and Options -- Options on Indexes and Yield Curve Options. Options on indexes and yield curve options provide the holder with the right to make or receive a cash settlement upon exercise of the option. With respect to options on indexes, the amount of the settlement will equal the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple. With respect to yield curve options, the amount of the settlement will equal the difference between the yields of designated securities. Yield curve options are traded over-the-counter, and because they have been only recently introduced, established trading markets for these securities have not yet developed.

Futures and Options -- Options on Futures Contracts. The acquisition of put and call options on futures contracts will give a Fund the right but not the obligation, to sell or to purchase, respectively, the underlying futures contract for a specified price at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

Futures and Options -- Options on Stock Index Futures. The Equity Funds and the Blended Funds may buy and sell call and put options on stock index futures. Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures

Statement of Additional Information                                           17
margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

Futures and Options -- Cover Requirements. The Funds will comply with SEC guidelines for covering future commitments that result from certain investment strategies such as futures contracts and options thereon, put and call options and forward currency exchange contracts. SEC guidelines generally require that when entering into such transactions a Fund either (1) set aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount, or (2) hold securities or other options or futures contracts whose values are expected to offset ("cover") their obligations thereunder. A Fund cannot sell or close out securities, currencies, or other options or futures contracts used for cover while these strategies are outstanding, unless the Fund replaces them with similar assets. As a result, if a Fund sets aside a large percentage of its assets to cover such obligations, it runs the risk that portfolio management will be impeded or that it will not be able to meet redemption requests or other current obligations. If the market or fair value of the assets used for cover declines, a Fund will segregate daily additional liquid assets so that the value of the segregated assets will equal the amount of such commitments by the Fund.

A Fund may cover a forward currency exchange contract to sell a currency by owning the currency or securities denominated in the currency, or holding another forward currency exchange contract or call option permitting the Fund to buy the same currency at a price that is (1) no higher than the Fund's price to sell the currency or (2) greater than the Fund's price to sell the currency provided the Fund segregates liquid assets in the amount of the difference. A Fund may cover a forward currency exchange contract to buy a foreign currency by holding another forward currency exchange contract or put option permitting the Fund to sell the same currency at a price that is (1) as high as or higher than the Fund's price to buy the currency or (2) lower than the Fund's price to buy the currency provided the Fund segregates liquid assets in the amount of the difference.

To the extent a Fund enters into a futures contract, it will deposit in a segregated account with its custodian or the futures commission merchant, cash or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract, as required by the relevant contract market and futures commission merchant. The futures contract will be marked-to-market daily. If the value of the futures contract declines relative to the Fund's position, the Fund will be required to pay to the futures commission merchant an amount equal to such change in value. If the Fund has insufficient cash, it may have to sell portfolio securities at a time when it may be disadvantageous to do so in order to meet such daily variations in margins.

When selling a call option, a Fund will segregate with its custodian and mark-to-market daily liquid assets that, when added to the amounts deposited as margin, equal the total market value of the investment underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same investment at a price no higher than the strike price of the call option, by owning the instruments underlying the contract, or by holding a separate call option permitting the Fund to purchase the same investment at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option, a Fund will segregate with its custodian and mark-to-market daily liquid assets that equal the purchase price of the investment underlying the put option, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same option, or by owning a separate put

 18                                                               AB Funds Trust
option permitting it to sell the same investment so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

With respect to yield curve options, a call or put option is covered if a Fund holds another call or put, respectively, on the spread between the same two securities and maintains in a segregated account liquid assets sufficient to cover the Fund's net liability under the two options. Therefore, the Fund's liability for such a covered option is generally limited to the difference between the amount of the Fund's liability under the option it wrote less the value of the option it holds. A Fund may also cover yield curve options in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations.

Futures and Options -- Future Developments. The Funds may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments that are not presently contemplated for use by the Funds or that are not currently available but that may be developed, to the extent such opportunities are both consistent with the Funds' investment goals and legally permissible for the Funds.

High Yield, High Risk Securities. The Extended-Duration Bond Fund may invest up to 20% of its assets in fixed-income securities that are rated below investment grade ("lower rated securities") or that are unrated but deemed equivalent to those rated below investment grade by the Sub-Adviser. The Medium-Duration Bond Fund may invest up to 10% of its assets in lower rated securities or securities that are unrated but deemed equivalent by the Sub-Adviser. The lower the ratings of such securities, the greater their risks. Lower rated securities generally offer a higher current yield than that available from higher grade issues and typically involve greater risk. The yields on lower rated securities will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. While less sensitive to changing interest rates than investment grade securities, lower rated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

The risk of loss through default is greater because lower rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Fund's net asset value per share.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities, especially in a market characterized by only a small amount of trading and with relatively few participants. These factors can also limit a Fund's ability to obtain accurate market quotations for these securities, making it more difficult to determine the Fund's net asset value. In cases where market quotations are not available, lower rated securities are valued using guidelines established by the Trust's Board of Trustees.

Perceived credit quality in this market can change suddenly and unexpectedly and may not fully reflect the actual risk posed by a particular lower rated or unrated security.

Statement of Additional Information                                           19

Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. For a more complete discussion of ratings, see Appendix A to this SAI.

Illiquid and Restricted Securities. A Fund will invest no more than 15% (10% with respect to the Money Market Fund) of the value of its net assets in illiquid securities. Generally, an "illiquid security" is any security that cannot be disposed of promptly (i.e., within seven days) and in the ordinary course of business at approximately the amount at which the Fund has valued the instrument. It includes, among other things, repurchase agreements maturing in more than seven days.

Subject to this limitation, the Board of Trustees has authorized each Fund to invest in restricted securities where such investment is consistent with the Fund's investment goals and has authorized such securities to be considered liquid to the extent the Investment Adviser or Sub-Adviser determines that there is a liquid institutional or other market for such securities, such as restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), and for which a liquid institutional market has developed. The Board of Trustees will review periodically any determination by the Investment Adviser or Sub-Adviser to treat a restricted security as liquid, including the Investment Adviser's or Sub-Adviser's assessment of current trading activity and the availability of reliable price information.

Restricted securities are securities that may not be sold to the public without registration under the 1933 Act or an exemption from registration. Restricted securities involve certain risks, including the risk that a secondary market may not exist when a holder wants to sell them. In addition, the price and valuation of these securities may reflect a discount because they are perceived as having less liquidity than the same securities that are not restricted. If a Fund suddenly has to sell restricted securities, time constraints or lack of interested, qualified buyers may prevent the Fund from receiving the value at which the securities are carried on its books at the time of the sale. Alternatively, the Investment Adviser or Sub-Adviser may sell unrestricted securities it might have retained if the Fund had only held unrestricted securities.

Initial Public Offerings. The Equity Funds may purchase stock in an initial public offering ("IPO"). By definition, an IPO has not traded publicly until the time of its offering. Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history, all of which may contribute to price volatility. IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries maybe regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of such. Foreign IPOs are subject to foreign political and currency risks. Many IPOs are issued by undercapitalized companies of small or microcap size. Investing in IPOs entails other risks, including possible high portfolio turnover and limited liquidity.

Interest Rate Swaps, Floors and Caps and Currency Swaps. The Bond Funds may enter into interest rate swaps and may purchase interest rate floors or caps. A Fund will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio investments. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. The

 20                                                               AB Funds Trust

International Equity Fund and the Bond Funds may also enter into currency swaps, which involve the exchange of the rights of a Fund and another party to make or receive payments in specific currencies.

A Fund will only enter into interest rate swaps or interest rate floor or cap transactions on a net basis, i.e. the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Inasmuch as these transactions are entered into for good faith hedging purposes, the Funds and the Investment Adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions.

The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each interest rate or currency swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to such accrued excess will be segregated by the Funds.

If there is a default by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the Interbank market.

Interfund Borrowing and Lending. The Funds are seeking exemptive relief from the SEC to allow each Fund to participate in a credit facility whereby each Fund, under certain conditions, would be permitted to lend money directly to and borrow directly from other Funds for temporary purposes. It is anticipated that the credit facility will provide a borrowing Fund with significant savings at times when the cash position of the Fund is insufficient to meet temporary cash requirements. This situation could arise when shareholder redemptions exceed anticipated volumes and certain Funds have insufficient cash on hand to satisfy such redemptions. When the Funds liquidate portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to three days (or longer for certain foreign transactions). However, redemption requests normally are satisfied immediately. The credit facility would provide a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities.

Investment Companies. Each Select Fund may invest in shares of other investment companies, to the extent permitted by the 1940 Act and by exemptive orders granted by the SEC. This includes shares of other open-end, management investment companies (commonly called mutual funds), closed-end funds and exchange-traded funds. The SEC granted the Trust an exemptive order which permits the Select Funds (other than the Money Market Fund) to invest cash reserves in the Money Market Fund. This exemptive order requires that the Money Market Fund not acquire the securities of any other investment company in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act. Each Select Fund's aggregate investment of cash reserves in the Money Market Fund may not exceed 25% of the Select Fund's total assets.

Exchange-traded funds ("ETFs") are open-end investment companies whose shares are listed for trading on a national securities exchange or the Nasdaq National Market System. ETF shares such as iShares and SPDRs typically trade like shares of common stock and provide investment results that generally correspond to the price and yield performance of the component stocks of a widely recognized index such as the S&P 500 Index. There can be no assurance, however, that this can be accomplished as it may not be possible for an ETF to replicate the

Statement of Additional Information                                           21
composition and relative weightings of the securities of its corresponding index. ETFs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. Individual shares of an ETF are generally not redeemable at their net asset value, but trade on an exchange during the day at prices that are normally close to, but not the same as, their net asset value. There is no assurance that an active trading market will be maintained for the shares of an ETF or that market prices of the shares of an ETF will be close to their net asset values.

As described in the Prospectus, the Institutional Blended Funds invest primarily in the shares of the Select Funds. This diversification offers the opportunity to benefit from a variety of investment approaches and strategies employed by experienced investment professionals.

The Funds may also acquire investment company shares received or acquired as dividends, through offers of exchange or as a result of reorganization, consolidation or merger. The purchase of shares of other investment companies may result in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs and investment advisory and administrative fees.

Loan Participations. Each Bond Fund may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Bond Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

Purchases of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

The Bond Funds invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete.

 22                                                               AB Funds Trust

Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Sub-Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund's net asset value than if that value were based on available market quotations, and could result in significant variations in the Fund's daily share price. At the same time, some loans interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, each Fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of its limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the investment restriction relating to the lending of funds or assets by a Fund.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Bond Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on the Sub-Advisers' research in an attempt to avoid situations where fraud or misrepresentation could adversely affect a Fund.

Money Market Instruments. To the extent consistent with its investment objective and strategies, each Select Fund may invest a portion of its assets in short-term high-quality instruments, such as those that are eligible for investment by the Money Market Fund. The Institutional Blended Funds may from time to time invest up to 10% of their assets directly in U.S. Treasury obligations, exchange listed equity futures contracts and exchange listed U.S. Treasury futures contracts in order to gain exposure to the U.S. equity and fixed income markets on cash balances. In addition, each Select Fund (except the Money Market Fund) and Institutional Blended Fund may invest its cash reserves in shares of the Money Market Fund.

Municipal Instruments. The Bond Funds and the Money Market Fund may invest in obligations issued or guaranteed by municipalities and states. Municipal instruments are generally issued to finance public works, such as airports, bridges, highways, housing, health-related entities, transportation-related projects, educational programs, water and pollution control and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and for other facilities. Municipal instruments include private activity bonds issued by or on behalf of public authorities.

Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Municipal instruments include both "general" and "revenue" obligations. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as lease revenue payments from the user of the facility being financed. Private activity bonds are in most cases revenue securities and are not

Statement of Additional Information                                           23
payable from the unrestricted revenues of the issuer. Consequently, the credit quality of a private activity bond is usually directly related to the credit standing of the private user of the facility involved.

The Bond Funds and the Money Market Fund may also invest in "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund (if such a fund has been established), the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Within the principal classifications of municipal instruments described above there are a variety of categories, including municipal bonds, municipal notes, municipal leases, custodial receipts and participation certificates. Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases and participation certificates are obligations issued by state or local governments or authorities to finance the acquisition of equipment and facilities. Participation certificates may represent participations in a lease, an installment purchase contract or a conditional sales contract. Certain municipal lease obligations (and related participation certificates) may include "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Municipal leases (and participations in such leases) present the risk that a municipality will not appropriate funds for the lease payments.

An issuer's obligations under its municipal instruments are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, that may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal instruments may be materially adversely affected by litigation or other conditions.

Certain of the municipal instruments held by a Fund may be insured as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the municipal instrument at the time of its original issuance. If the issuer defaults on an interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.

In addition, municipal instruments may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions that are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a municipal instrument held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. As described under "Foreign Securities," letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

 24                                                               AB Funds Trust

The Bond Funds may invest in municipal leases, which may be considered liquid under guidelines established by the Trust's Board of Trustees. The guidelines will provide for determination of the liquidity of a municipal lease obligation based on factors including the following: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. The Funds, under the supervision of the Sub-Adviser, will also consider the continued marketability of a municipal lease obligation based upon an analysis of the general credit quality of the municipality issuing the obligation and the essentiality to the municipality of the property covered by the lease.

Currently it is not the intention of any Bond Fund to invest more than 25% of the value of its total assets in municipal instruments whose issuers are in the same state.

Portfolio Turnover Rate. The higher the portfolio turnover, the higher the overall brokerage commissions, dealer mark-ups and mark-downs and other direct transaction costs incurred. The Investment Adviser and Sub-Advisers do take these costs into account, since they affect overall investment performance. However, portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings, cash requirements for redemption of shares and requirements that enable the Funds to receive favorable tax treatment. The Funds are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolio from time to time as business and economic conditions as well as market prices may dictate.

Preferred Stocks. The Equity Funds and Bond Funds may invest in preferred stock. Preferred stockholders have a greater right to receive liquidation payments and usually dividends than do common stockholders. However, preferred stock is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock.

As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element will decline as interest rates and perceived credit risk rises. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Real Estate Investment Trusts. Each Select Fund may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property, while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income. Generally, increases in interest rates will decrease the value of high-yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Repurchase Agreements. Each Fund may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a

Statement of Additional Information                                           25
repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after a Fund's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Fund's custodian or subcustodian (if any) or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose a Fund to possible loss because of adverse market action or delay and costs in connection with the disposition of the underlying obligations.

Reverse Repurchase Agreements. Each Select Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreement"). The Funds may use the proceeds of a reverse repurchase agreement to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

Securities Lending. The Select Funds may lend portfolio securities provided the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, obligations issued or guaranteed by the U.S. government or its agencies, or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Fund lends its securities, it continues to receive dividends and interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

The Funds have received an exemptive order from the SEC that permits each Fund to compensate The Northern Trust Company or an affiliated company of The Northern Trust Company for services provided as securities lending agent in connection with the Funds' participation in a securities lending program. The Northern Trust Company serves as custodian for the Funds and Northern Trust Investments, Inc., a wholly-owned subsidiary of The Northern Trust Company, serves as a Sub-Adviser to several of the Funds. The exemptive relief also permits each Fund to invest up to 25% of its total assets in shares of a money market fund managed by The Northern Trust Company, to manage cash collateral received in connection with securities lending. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions.

Small Company Securities. The Small Cap Equity Fund invests primarily in securities issued by smaller companies. Investing in the securities of smaller companies involves greater risk, portfolio price volatility and cost. Historically, small capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade less frequently and in limited volume) and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk due to the

 26                                                               AB Funds Trust
greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

The values of small company stocks will frequently fluctuate independently of the values of larger company stocks. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. You should, therefore, expect that the net asset value of the Small Cap Equity Fund's shares will be more volatile than, and may fluctuate independently of, broad stock market indexes such as the S&P 500 Index.

The additional costs associated with the acquisition of small company stocks include brokerage costs, market impact costs (that is, the increase in market prices which may result when a Fund purchases thinly traded stock) and the effect of the "bid-ask" spread in small company stocks. These costs will be borne by all shareholders and may negatively impact investment performance.

Stripped Obligations. The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." The Select Funds may purchase securities registered in the STRIPS program. Under the STRIPS program, the Funds are able to have their beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

In addition, to the extent consistent with their respective investment objectives and strategies, the Select Funds may acquire U.S. government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities that are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government obligations for federal income tax purposes. The Funds are unaware of any binding legislative, judicial or administrative authority on this issue.

The Select Funds may buy Treasury inflation-linked securities. When a Fund buys inflation-indexed securities, the Treasury Department pays the Fund interest on the inflation-adjusted principal amount. Competitive bidding before the security's issue determines the fixed interest or coupon rate. At maturity, the Treasury Department redeems the Fund's securities at their inflation-adjusted principal or par amount, whichever is greater. Treasury securities are backed by the full faith and credit of the U.S. government. Every six months Treasury will pay interest based on a fixed rate of interest at auction. Semiannual interest payments are determined by multiplying the inflation-adjusted principal amount by one-half the stated rate of interest on each interest payment date.

Statement of Additional Information                                           27

Other types of stripped securities may be purchased by the Bond Funds and Money Market Fund, including stripped mortgage-backed securities ("SMBS"). SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest payments ("interest only"), while the other class receives all of the principal repayments ("principal only"). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yield on a class of SMBS that receives all or most of the interest is generally higher than prevailing market yields on other mortgage-backed obligations because its cash flow patterns are also volatile and there is a risk that the initial investment will not be fully recouped. SMBS issued by the U.S. government (or a U.S. government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the net asset value per share.

Supranational Organization Obligations. The Bond Funds and the Money Market Fund may invest in obligations of supranational organizations. Supranational organizations are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade among nations (e.g., the International Bank for Reconstruction and Development). Obligations of supranational organizations may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance that these commitments will be undertaken or met in the future.

Swaps. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A Fund's investment in swaps may involve a small investment relative to the amount of risk assumed. If the Sub-Adviser is incorrect in its forecasts, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Fund's ability to terminate its swap agreement or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and largely unregulated. In accordance with SEC requirements, a Fund will segregate cash or liquid securities in an amount equal to its obligations under swap agreements. When an agreement provides for netting the payments by the two parties, the Funds will segregate only the amount of its net obligation, if any.

Swaps -- Equity Swaps. Each Equity Fund may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Equity swaps may also be used for hedging purposes or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty the amount, if any, by which that notional amount would have decreased in value had it been invested in the stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may

 28                                                               AB Funds Trust
each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indexes of stocks).

An Equity Fund will usually enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Funds' potential exposure, the Funds and their Sub-Advisers believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

Swaps -- Credit Default Swaps. Each Bond Fund may use credit default swaps. A credit default swap is a type of insurance against default by an issuer. The owner of protection pays an annual premium to the seller of protection for the right to sell a bond equivalent to the amount of the swap in the event of a default on the bond. It is important to understand that the seller of protection is buying credit exposure and the buyer of protection is selling credit exposure. The Bond Funds may act as seller or buyer. The premium on a credit default swap is paid over the term of the swap or until a credit event occurs. In the event of a default, the swap expires, the premium payments cease and the seller of protection makes a contingent payment to the buyer.

Swaps -- Currency Swaps. The International Equity Fund and the Bond Funds may enter into currency swaps, as described above under "Interest Rate Swaps, Floors and Caps and Currency Swaps." Currency swaps involve the exchange of the rights of a Fund and another party to make or receive payments in specific currencies.

Swaps -- Swaptions. The Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.

The Funds bear the market risk arising from any change in index values or interest rates. In addition, entering into a swaption contract involves, to varying degrees, the elements of credit, market, interest rate and other risks associated with both option contracts and swap contracts. See "Futures and Options" and "Swaps" above.

Swaps -- Total Return Swaps. Each Select Fund may enter into total return swaps. This gives a Fund the right to receive the appreciation in value of an underlying asset in return for paying a fee to the counterparty. The fee paid by a Fund will typically be determined by multiplying the face value of the swap agreement by an agreed-upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty.

Statement of Additional Information                                           29

Temporary Defensive Positions. For temporary defensive purposes, the Funds may invest without limit in short-term high-quality money market obligations such as those eligible for purchase by the Money Market Fund. The Funds may also, for temporary defensive purposes, invest in shares of the Money Market Fund.

The Equity Index Fund. The Equity Index Fund seeks total return matching the total return performance of the S&P 500(R) Index. The S&P 500(R) Index is a market value-weighted index consisting of 500 common stocks that are traded on the New York Stock Exchange, American Stock Exchange and the Nasdaq National Market System and selected by Standard & Poor's through a detailed screening process starting on a macro-economic level and working toward a micro-economic level dealing with company-specific information such as market value, industry group classification, capitalization and trading activity. Standard & Poor's primary objective for the S&P 500(R) Index is to be the performance benchmark for the U.S. equity markets. The companies chosen for inclusion in the S&P 500(R) Index tend to be leaders in important industries within the U.S. economy. However, companies are not selected for inclusion by Standard & Poor's because they are expected to have superior stock price performance relative to the market in general or other stocks in particular. Standard & Poor's makes no representation or warranty, implied or express, to purchasers of Equity Index Fund shares or any member of the public regarding the advisability of investing in the Fund or the ability of the S&P 500(R) Index to track general stock market performance.

The Equity Index Fund is subject to the risk of tracking variance. It may exclude the stocks of certain companies included in the S&P 500(R) Index that are publicly recognized as being incompatible with the moral and ethical posture of the Annuity Board. Tracking variance also may result from share purchases and redemptions, transaction costs, expenses and other factors. Share purchases and redemptions may necessitate the purchase and sale of securities by the Fund, and the resulting transaction costs may be substantial because of the number and the characteristics of the securities held. In addition, transaction costs are incurred because sales of securities received in connection with spin-offs and other corporate organizations are made to conform the Fund's holdings with its investment objective. Tracking variance may also occur due to factors such as the size of the Fund, the maintenance of a cash reserve pending investment or to meet expected redemptions, changes made in the S&P 500(R) Index or the manner in which that Index is calculated or because the indexing and investment approaches of the Sub-Advisers do not produce the intended goal of the Fund. Tracking variance is monitored by the Investment Adviser at least quarterly. If the performance of the Equity Index Fund is not comparable to the performance of the S&P 500(R) Index, the Board of Trustees will evaluate the reasons for the deviation and the availability of corrective measures. If substantial deviation in performance were to continue for extended periods, it is expected that the Board of Trustees would consider recommending to shareholders possible changes to the Fund's investment objective.

The Money Market Fund. The Money Market Fund is subject to diversification requirements. It will not invest more than 5% of its total assets in the securities (including securities collateralizing a repurchase agreement) of a single issuer, except that it may invest in U.S. government securities or repurchase agreements that are collateralized by U.S. government securities without any such limitation.

The Money Market Fund's diversification tests are measured at the time of initial purchases, and are calculated as specified in Rule 2a-7 under the 1940 Act, which may allow the Fund to exceed limits for certain securities subject to guarantees or demand features. Rule 2a-7 also allows an exception for up to 3 business days from the diversification test for holding securities of one issuer, provided, among other things, that the securities are limited to first tier quality and constitute no more than 25% of the Money Market Fund's assets. The Fund will be deemed to satisfy the maturity, diversification, and quality requirements to the extent it satisfies Rule 2a-7 requirements.

 30                                                               AB Funds Trust

U.S. Government Obligations. Examples of the types of U.S. government obligations that may be acquired by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and stripped Treasury obligations and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, GNMA, General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks and Maritime Administration.

Variable and Floating Rate Instruments. The Bond Funds and the Money Market Fund may invest in variable and floating rate instruments to the extent consistent with their investment objectives and policies. Generally, the Sub-Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status and ability to meet payment on demand. In determining weighted average portfolio maturity, an instrument may, subject to applicable SEC regulations, be deemed to have a maturity shorter than its nominal maturity based on the period remaining until the next interest rate adjustment or the time a Fund can recover payment of principal as specified in the instrument. Where necessary to ensure that a variable or floating rate instrument is of the minimum required credit quality for a Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

Variable and floating rate instruments eligible for purchase by the Funds include variable amount master demand notes (which permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate), U.S., Yankee and Eurodollar floating rate notes, and (except for the Money Market Fund) leveraged inverse floating rate debt instruments and notes ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage interest in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. The Funds may deem the maturity of variable and floating rate instruments to be less than their stated maturities based on their variable and floating rate features and/or their put features. Unrated variable and floating rate instruments will be determined by the Sub-Adviser to be of comparable quality at the time of purchase to rated instruments which may be purchased by the Funds.

Variable and floating rate instruments (including inverse floaters) held by a Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

Warrants and Rights. The Equity Funds may purchase warrants and rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants and rights do not necessarily correlate with the prices of the underlying shares. The purchase of warrants and rights involves the risk that a Fund could lose the purchase value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the expiration. Also, the purchase of warrants and rights involves the risk that the effective price paid for the warrant or right added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Yankee Bonds. To the extent consistent with their respective investment policies, each Bond Fund may invest in Yankee bonds. These are U.S. dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involves certain risks that are not typically associated with investing in domestic securities. These risks are set forth under "Foreign Securities" in this SAI.

Statement of Additional Information                                           31

Zero Coupon, Pay-In-Kind and Capital Appreciation Bonds. To the extent consistent with their respective investment policies, each Bond Fund and the Money Market Fund may invest in zero coupon bonds, capital appreciation bonds and pay-in-kind ("PIK") securities. Zero coupon and capital appreciation bonds are debt securities issued or sold at a discount from their face value and do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of zero coupon bonds, capital appreciation bonds and PIK securities generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.

PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to zero coupon bonds, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can either be senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

Zero coupon bonds, capital appreciation bonds and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, a Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, a Fund may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, the Funds are nonetheless required to accrue income on such investments for each taxable year and generally are required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. (See "Taxation -- Tax Treatment of Fund Investments.") Because no cash is generally received at the time of the accrual, a Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy these distribution requirements.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions are applicable to each Institutional Blended Fund and the underlying Select Funds and are considered fundamental, which means that they may only be changed by the vote of a majority of a Fund's outstanding shares, which as used herein and in the Prospectus, means the lesser of: (1) 67% of such Fund's outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of such Fund's outstanding shares. The Funds may not:

1. Invest in any company that is publicly recognized, as determined by the Annuity Board, as being in the liquor, tobacco, gambling, pornography, or abortion industries or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of the Annuity Board.

2. Purchase securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. government, its

 32                                                               AB Funds Trust
   agencies or instrumentalities or to municipal securities or, for the Money Market Fund, securities issued by domestic banks.

3. Borrow money or issue senior securities as defined in the 1940 Act, provided that (a) the Fund may borrow money in an amount not exceeding one-third of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of such borrowings, (b) the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes, and (c) the Fund may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or the issuance of shares of senior securities.

4. With respect to 75% of a Fund's total assets, purchase securities of any one issuer if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies. The Money Market Fund is further subject to the diversification requirements of Rule 2a-7 under the 1940 Act.

5. Make loans or lend securities, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

6. Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

7. Underwrite securities issued by any other person, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

8. Purchase or sell commodities, unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivatives.

Non-Fundamental Investment Restrictions. The Funds have adopted the following non-fundamental restrictions. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy. Unless otherwise indicated, these non-fundamental restrictions apply to all the Funds.

1. A Fund shall not invest in companies for purposes of exercising control or management.

2. A Fund shall not purchase securities on margin, except that a Fund may obtain short-term credits necessary for the clearance of transactions and may make margin deposits not exceeding 5% of its total assets in connection

Statement of Additional Information                                           33
   with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

3. A Fund shall not sell securities short, unless the Fund owns or has the absolute and immediate right to acquire securities equivalent in kind and amount to the securities sold short without additional cash consideration or, if additional cash consideration is required to exercise the right to obtain the securities, liquid assets in the amount of such cash consideration is segregated. Provided, however, that the Funds may maintain short positions in U.S. Treasury securities and in connection with their use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

4. A Fund shall not purchase any portfolio security while borrowings representing more than 5% of the Fund's total assets are outstanding (investment in repurchase agreements will not be considered to be loans for purposes of this restriction).

5. A Fund shall invest no more than 15% (10% with respect to the Money Market
   Fund) of the value of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days.

6. A Fund may invest in shares of investment companies only to the extent permitted by the 1940 Act and by exemptive orders granted by the SEC.

7. Each of the Bond Funds, the Equity Index Fund, the Growth Equity Fund, the Value Equity Fund, the Small Cap Equity Fund, and the International Equity Fund shall not change its policies regarding the investment of 80% of its assets consistent with its name without 60 days' prior notice to its shareholders.

If a percentage restriction on the investment or use of assets set forth in the Prospectus or this SAI is adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation. It is the intention of the Funds, unless otherwise indicated, that with respect to their policies that are a result of application of law, they will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws. None of these restrictions are intended to limit investments by the Institutional Blended Funds in shares of the Select Funds.

MANAGEMENT OF THE FUNDS

The Board of Trustees. The operations of each Institutional Blended Fund are under the direction of the Board of Trustees. The Board establishes each Institutional Blended Fund's policies and oversees and reviews the management of each Institutional Blended Fund. The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Institutional Blended Funds. The Trustees and executive

 34                                                               AB Funds Trust
officers of the Institutional Blended Funds, their ages, business addresses and their principal occupations during the past five years are set forth below.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                     PORTFOLIOS
                                                                                      IN FUND
                                    TERM OF OFFICE                                    COMPLEX          OTHER TRUSTEESHIPS/
NAME (DATE OF BIRTH), ADDRESS AND   AND LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN            DIRECTORSHIPS
POSITION(S) WITH TRUST              TIME SERVED(1)        DURING PAST 5 YEARS        BY TRUSTEE          HELD BY TRUSTEE
---------------------------------   --------------      -----------------------      ----------        -------------------
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
 Mr. Earl B. Patrick (6/3/44)         Since 2000    President and Chief Operating       17       Earl B. Patrick,
 Jim Stewart Realtors, Inc.                         Officer, Jim Stewart, Realtors,              Inc. -- President and Director
 500 N. Valley Mills Drive                          Inc. d/b/a Coldwell Banker Jim               (Real Estate Brokerage)
 Waco, TX 76710                                     Stewart, Realtors,                           JSR Building Partnership --
 Trustee                                            1975 - present.                              Managing Partner (Real Estate
                                                                                                 Investments)
                                                                                                 JSR Land
                                                                                                 Partnership -- Managing Partner
                                                                                                 (Real Estate Investments)
                                                                                                 Meadowlake Center -- General
                                                                                                 Partner (Real Estate
                                                                                                 Investments)
                                                                                                 Waco Association of Realtors --
                                                                                                 Director
                                                                                                 Baylor Foundation -- Director
                                                                                                 (University Development)
                                                                                                 All Peoples -- Director
                                                                                                 (Mission Organization)
                                                                                                 Face to Face
                                                                                                 Ministries -- Director
------------------------------------------------------------------------------------------------------------------------------------
 Joseph A. Mack (11/22/39)            Since 2002    Director, Office of Public          17       N/A
 3400 Wilmont Avenue                                Policy, South Carolina Baptist
 Columbia, SC 29205                                 Convention, 1999 -- Present;
 Trustee                                            Deputy Director, SC Retirement
                                                    Systems       .
------------------------------------------------------------------------------------------------------------------------------------
 James Ray Taylor (10/19/33)          Since 2002    Retired since 1994.                 17       N/A
 3009 Tanglewood Park West
 Fort Worth, TX 76109
 Trustee
------------------------------------------------------------------------------------------------------------------------------------
 Michael R. Buster (11/18/57)         Since 2002    Executive Pastor, Prestonwood       17       N/A
 3656 Bridle Road                                   Baptist Church, 1989 to Present
 Prosper, Texas 75078
 Trustee
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES(2)
------------------------------------------------------------------------------------------------------------------------------------
 George Tous van Nijkerk (8/12/39)    Since 2000    Administrative Services             17       Annuity Board -- Trustee
 2401 Cedar Springs Road                            Director, Providence Baptist
 Dallas, TX 75201-1407                              Church, 1991 - Present.
 Trustee
------------------------------------------------------------------------------------------------------------------------------------
 Gerald B. Jones (5/24/32)            Since 2000    Owner, Jones Motorcars, Inc.        17       Annuity Board -- Trustee
 Jones Motorcars, Inc.                              1957 - Present.                              Bank of Arkansas -- Director
 3535 N. College Avenue
 Fayetteville, AR 72703-5108
 Trustee
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS WHO ARE NOT TRUSTEES(3)
------------------------------------------------------------------------------------------------------------------------------------
 O.S. Hawkins (8/6/47)                Since 2000    President and CEO, Annuity          N/A                    N/A
 2401 Cedar Springs Road                            Board of the Southern Baptist
 Dallas, TX 75201-1407                              Convention, 1997 - Present;
 President                                          Pastor, First Baptist Church,
                                                    1993 - 1997.
------------------------------------------------------------------------------------------------------------------------------------
 John R. Jones (12/6/53)              Since 2000    Executive Vice President and        N/A                    N/A
 2401 Cedar Springs Road                            Chief Operating Officer,
 Dallas, TX 75201-1407                              Annuity Board of the Southern
 Senior Vice President                              Baptist Convention,
                                                    1995 - Present.
------------------------------------------------------------------------------------------------------------------------------------
 Rodric E. Cummins (6/28/57)          Since 2000    Executive Officer and Chief         N/A                    N/A
 2401 Cedar Springs Road                            Investment Officer, Annuity
 Dallas, TX 75201-1407                              Board of the Southern Baptist
 Vice President and Investment                      Convention, 1998 - Present;
 Officer                                            Baptist Foundation of Texas
                                                    1984 - 1998.
------------------------------------------------------------------------------------------------------------------------------------

Statement of Additional Information                                           35

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                     PORTFOLIOS
                                                                                      IN FUND
                                    TERM OF OFFICE                                    COMPLEX          OTHER TRUSTEESHIPS/
NAME (DATE OF BIRTH), ADDRESS AND   AND LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN            DIRECTORSHIPS
POSITION(S) WITH TRUST              TIME SERVED(1)        DURING PAST 5 YEARS        BY TRUSTEE          HELD BY TRUSTEE
---------------------------------   --------------      -----------------------      ----------        -------------------
------------------------------------------------------------------------------------------------------------------------------------
 Jeffrey P. Billinger (12/5/46)       Since 2000    Executive Officer and               N/A                    N/A
 2401 Cedar Springs Road                            Treasurer, Annuity Board of the
 Dallas, TX 75201-1407                              Southern Baptist Convention,
 Vice President and Treasurer                       1995 - Present.
------------------------------------------------------------------------------------------------------------------------------------
 Rodney R. Miller (5/23/53)           Since 2000    General Counsel, Legal and          N/A                    N/A
 2401 Cedar Springs Road                            Compliance, Annuity Board of
 Dallas, TX 75201-1407                              the Southern Baptist
 Vice President and Secretary                       Convention, 1995 - Present.
------------------------------------------------------------------------------------------------------------------------------------

(1) Each Trustee serves for an indefinite term, until his/her successor is elected. Officers serve at the pleasure of the Board of Trustees.

(2) Messrs. Tous van Nijkerk and Jones are "interested persons" of the Trust as the term is defined in the 1940 Act due to their positions on the Board of Trustees of the Annuity Board.

(3) The executive officers of the Trust may be deemed to be affiliates of the Investment Adviser due to their positions with the Investment Adviser and/or the Annuity Board.

RESPONSIBILITIES OF THE BOARD AND COMMITTEES

Board. The primary responsibility of the Board is to represent the interests of the shareholders of the Trust and to provide oversight management of the Trust. Currently, the Board is comprised of six individuals, two of whom are considered "interested" Trustees as defined by the 1940 Act due to their positions on the Board of Trustees of the Annuity Board. The remaining Trustees are referred to as "Disinterested" or "Independent" Trustees. The Board meets multiple times during the year (i.e. at least quarterly) to review the investment performance of each Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. All Trustees serving on the Trust's Board at all times must be active members of a Baptist church in friendly cooperation with the Southern Baptist Convention. Only shareholders of the Trust, by a vote of a majority of the outstanding shares, may fill vacancies or otherwise elect a Trustee. Currently, the Board has a Nominating Committee, an Audit Committee and a Valuation Committee. The responsibilities of each committee and its members are described below.

Nominating Committee. The Board has a Nominating Committee, comprised only of the Independent Trustees, Messrs. Patrick, Mack, Taylor and Buster. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Trustees. Upon the written request of shareholders holding at least 50% of the Trust's outstanding shares, the Secretary shall present to any special meeting of shareholders such nominees for election as Trustee as are specified in the written request. During the fiscal year ended December 31, 2002, there was one meeting of the Nominating Committee.

Audit Committee. The Board has an Audit Committee comprised only of the Independent Trustees, Messrs. Patrick, Mack, Taylor and Buster. Pursuant to its charter, the Audit Committee which has the responsibility, among other things, to (1) recommend the selection of the Trust's independent auditors; (2) review and approve the scope of the independent auditors' audit activity; (3) review the financial statements which are the subject of the independent auditors' certifications; and (4) review with such independent auditors the adequacy of the Trust's basic accounting system and the effectiveness of the Trust's internal accounting controls. During the fiscal year ended December 31, 2002, there were two meetings of the Audit Committee.

Valuation Committee. The Board has a Valuation Committee, comprised of all the Trustees, certain officers of the Trust and employees of PFPC Inc., which provides accounting and administration services to the Funds. The

 36                                                               AB Funds Trust

Valuation Committee reviews and monitors the Valuation Procedures adopted by the Board. The Valuation Committee is responsible for determining the fair value of each Fund's securities as needed in accordance with the Valuation Procedures and performs such other tasks as the Board deems necessary. The Valuation Committee meets on an adhoc basis to discuss issues relating to the valuation of securities held by the Funds. Committee members are required to report actions taken at their meetings at the next scheduled Board meeting following the Valuation Committee's meeting. During the fiscal year ended December 31, 2002, there were five meetings of the Valuation Committee.

Security and Other Interests. As of      2003, which was before the public
offering of the Institutional Blended Funds' shares, the Trustees and officers owned no shares of the Institutional Blended Funds. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in all of the Funds of the Trust, including the Select Funds (which for each Trustee comprise all registered investment companies within the Trust's family of investment companies overseen by him), as of December 31, 2002.

----------------------------------------------------------------------------------------------------------------
                          AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES
NAME OF TRUSTEE                     OVERSEEN BY TRUSTEE WITHIN THE FAMILY OF INVESTMENT COMPANIES
---------------           ----------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
 George Tous van Nijkerk  $50,001-$100,000
----------------------------------------------------------------------------------------------------------------
 Gerald B. Jones          NONE
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
 Earl B. Patrick          NONE
----------------------------------------------------------------------------------------------------------------
 Joseph A. Mack           $10,001-$50,000
----------------------------------------------------------------------------------------------------------------
 James Ray Taylor         NONE
----------------------------------------------------------------------------------------------------------------
 Michael R. Buster        Over $100,000
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

As of December 31, 2002, the Independent Trustees or their respective immediate family members (spouse or dependent children) did not own beneficially or of record any securities of the Trust's Investment Adviser, Sub-Advisers or Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the Investment Adviser, Sub-Advisers or Distributor.

Mr. Mack is a beneficiary of a health plan sponsored by the Annuity Board, and a beneficiary of the South Carolina Baptist Convention Annuity Plan.

The Trust pays no compensation to the Trustees. The Trust reimburses Trustees for any expenses incurred in attending meetings. The Trust does not compensate the officers for the services they provide to the Funds.

The Investment Adviser. The Institutional Blended Funds, as well as the Select Funds, have employed SBC Financial Services, Inc., a Texas non-profit corporation, as their Investment Adviser. The Annuity Board is the sole member of, and therefore controls, the Investment Adviser. The Annuity Board also controls SBC Trust Services, Inc., a Texas non-profit corporation which serves as custodian of certain IRAs invested in the Funds. Thus, the Trust, SBC Financial Services, Inc., and SBC Trust Services, Inc. are under the common control of the Annuity Board. The Annuity Board was established in 1918 and exists to assist churches and other Southern Baptist entities by making available retirement plan services, life and health coverage, risk management programs and personal and institutional investment programs. The Annuity Board is a Texas non-profit corporation of which the Southern Baptist Convention, a Georgia non-profit corporation, is the sole member.

Statement of Additional Information                                           37

The Trust and the Investment Adviser have entered into an Investment Advisory Agreement with respect to each Institutional Blended Fund which is renewable annually, after an initial term of two years, by the Board of Trustees or by votes of a majority of outstanding voting securities. The Agreement will continue in effect from year to year thereafter only if such continuance is approved annually by either the Board of Trustees or by a vote of a majority of the outstanding voting securities of the respective Institutional Blended Fund, and in either case by the vote of a majority of the Trustees who are not parties to the Agreements or "interested persons" of any party to the Agreements, voting in person at a meeting called for the purpose of voting on such approvals. The Agreement may be terminated at any time without penalty by the Board of Trustees, by votes of the shareholders or by the Investment Adviser, upon sixty days written notice. The Agreement terminates automatically if assigned. The Trust and the Investment Adviser have entered into an Advisory Agreement with respect to each Select Fund, which is subject to the same provisions regarding renewal and termination.

The Sub-Advisers. The Investment Adviser and the Trust have entered into a Sub-Advisory Agreement with Northern Trust Investments, Inc. ("Northern Investments") whereby Northern Investments is responsible for monitoring and investing cash balances of each Institutional Blended Fund and Select Fund. Under the agreement, Northern Investments may from time to time invest in long and/or short positions in Treasury securities and derivative instruments such as futures contracts within the Institutional Blended Funds in order to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs.

In addition, the Investment Adviser and the Trust have entered into Sub-Advisory Agreements with the Sub-Advisers to manage each Select Fund's investment securities. It is the responsibility of the Sub-Advisers, under the general supervision of the Investment Adviser, to make day-to-day investment decisions for the Select Funds. The Sub-Advisers also place purchase and sell orders for portfolio transactions of the Select Funds in accordance with each Select Fund's investment objectives and policies. The Investment Adviser allocates the portion of each Select Fund's assets for which a Sub-Adviser will make investment decisions. The Investment Adviser may make reallocations at any time in its discretion.

Continuance of the Sub-Advisory Agreements, after the second year, must be specifically approved at least annually (i) by vote of the Trustees or by vote of the shareholders of the Funds, and (ii) by vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreements or "interested persons" of any part thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreements will terminate if assigned, and are terminable at any time without penalty by the Sub-Adviser or by the Trustees of the Funds, or by a majority of the outstanding shares of the Funds, on 60 days' written notice to the Investment Adviser and the Sub-Advisers.

Advisory Fees. In approving the Investment Advisory Agreement and the Sub-Advisory Agreements, the Trustees (including all of the Independent Trustees) primarily considered whether approving the Investment Advisory Agreement and the Sub-Advisory Agreements would be in the best interest of each Fund and its shareholders, an evaluation largely based on the nature and quality of the services to be provided under the Agreements and the overall fairness of the agreement to the Funds.

The Board of Trustees considered, among other matters: (1) the nature and quality of services proposed to be provided by the Investment Adviser and each Sub-Adviser, including the Investment Adviser and each Sub-Adviser's performance record (because the Funds had not commenced operations when these Agreements were considered, there was no Fund-specific performance to be reviewed by the Board); (2) whether each Fund and its shareholders might benefit from any economies of scale; (3) whether the Investment Adviser and Sub-Advisers would receive fall-out benefits that should be taken into consideration in negotiating the fee; and (4) the investment advisory fees paid by comparable investment companies. The Board also considered voluntary limits on Fund

 38                                                               AB Funds Trust
expenses undertaken by the Investment Adviser. In considering these matters, the Independent Trustees met separately with experienced 1940 Act counsel that is independent of the Investment Adviser and the Distributor.

Under the Investment Advisory Agreements, each Institutional Blended Fund pays an investment advisory fee, equal to an annual rate of 0.10% of average daily net assets, to SBC Financial Services, Inc. Each Institutional Blended Fund pays subadvisory fees directly to Northern Investments for monitoring and investing cash balances of each Fund. The fees paid by each Institutional Blended Fund to Northern Investments are at the following annual rates based on the average daily value of assets within the cash liquidity program.

- 0.12% up to $50.0 million, plus

- 0.06% on the next $250.0 million, plus

- 0.02% over $300.0 million.

These fees are computed daily and paid monthly. In addition, each Institutional Blended Fund indirectly bears its proportionate share of the advisory and subadvisory fees of the underlying Select Funds. The advisory fees payable to the Investment Adviser and the aggregate subadvisory fees paid to the Sub-Advisers by the Select Funds are as follows:

                           FEES PAID TO        FEES PAID TO
SELECT FUND             INVESTMENT ADVISER     SUB-ADVISERS
------------------------------------------------------------------
Money Market                  0.14%               0.07%
------------------------------------------------------------------
Low-Duration Bond             0.20%               0.21%
------------------------------------------------------------------
Medium-Duration Bond          0.23%               0.21%
------------------------------------------------------------------
Extended-Duration Bond        0.27%               0.23%
------------------------------------------------------------------
Equity Index                  0.14%               0.03%
------------------------------------------------------------------
Value Equity                  0.43%               0.26%
------------------------------------------------------------------
Growth Equity                 0.48%               0.27%
------------------------------------------------------------------
Small Cap Equity              0.30%               0.80%
------------------------------------------------------------------
International Equity          0.47%               0.50%
------------------------------------------------------------------

The Investment Adviser has agreed, through April 30, 2004, to waive fees and reimburse expenses of each Institutional Blended Fund (excluding interest, taxes, and extraordinary expenses) which exceed, in the aggregate, the annual percentage rate of the class' average daily net assets as follows:

FUND                                                            INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------
Flexible Income I                                                     0.17%
---------------------------------------------------------------------------------------------
Growth & Income I                                                     0.17%
---------------------------------------------------------------------------------------------
Capital Opportunities I                                               0.17%
---------------------------------------------------------------------------------------------
Global Equity I                                                       0.17%
---------------------------------------------------------------------------------------------

The Trust has been granted an exemptive order by the SEC that permits the Investment Adviser, subject to approval by the Board of Trustees, to hire and terminate Sub-Advisers without shareholder approval. Shareholders of the applicable Institutional Blended Fund will be notified of such a change within 90 days.

Statement of Additional Information                                           39

Control Persons of Sub-Advisers. The following is a description of parties who control the Sub-Advisers.

INSTITUTIONAL BLENDED FUNDS:

Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust Investments, Inc. is a wholly-owned subsidiary of The Northern Trust Company, an Illinois state chartered bank, which serves as the custodian for the Funds. The Northern Trust Company, in turn, is a wholly-owned subsidiary of Northern Trust Corporation, a multi-bank holding company that delivers trust, investment and banking services to individuals, corporations and institutions.

MONEY MARKET FUND:

BlackRock Institutional Management Corporation ("BIMC"), Wilmington,
Delaware: BIMC is an wholly-owned indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States. BlackRock, Inc. ("BlackRock") is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc., one of the largest diversified financial services companies in the United States. As of December 31, 2002, PNC indirectly owns approximately 69%, the public owns 17% and BlackRock employees own approximately 14% of BlackRock.

LOW-DURATION BOND FUND:

BlackRock Advisors, Inc. ("BAI"), Wilmington, Delaware: BAI is an wholly-owned indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States. BlackRock, Inc. ("BlackRock") is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc., one of the largest diversified financial services companies in the United States. As of December 31, 2002, PNC indirectly owns approximately 69%, the public owns 17% and BlackRock employees own approximately 14% of BlackRock.

Pacific Investment Management Company LLC ("PIMCO"), Newport Beach,
California: PIMCO is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and is a subsidiary of Allianz Dresdner Asset Management of America L.P., formerly PIMCO Advisors L.P. ("ADAM LP"). ADAM LP was organized as a limited partnership under Delaware law in 1987. ADAM LP's sole general partner is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited company with two members, ADAM U.S. Holding LLC, a Delaware limited liability company and Pacific Asset Management, LLC, a Delaware limited liability company. ADAM U.S. Holding LLC's sole member is Allianz Dresdner Asset Management of America LLC, a Delaware limited liability company, which is a wholly-owned subsidiary of Allianz of America, Inc., which is wholly owned by Allianz AG. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, which is a wholly-owned subsidiary of Pacific Mutual Holding Company. Allianz A.G. indirectly holds a controlling interest in Allianz Dresdner Asset Management of America L.P. Pacific Life Insurance Company owns an indirect minority equity interest in Allianz Dresdner Asset Management of America L.P. Pacific Life Insurance Company is a California-based insurance company. Allianz AG is a European-based multinational insurance and financial services holding company.

Payden & Rygel, Los Angeles, California: Payden & Rygel is one of the largest global independent investment managers in the United States, with over $45 billion in assets under management. Founded in 1983, the firm is a leader in the active management of fixed-income and equity portfolios for a diversified client base. Payden & Rygel

 40                                                               AB Funds Trust
advises corporations, foundations and endowments, pension plans, public funds and individual investors on their overall investment strategies. The firm manages its portion of the Low Duration Bond Fund utilizing a team approach that exploits the collective wisdom of a highly qualified group of professionals. The Investment Policy Committee, comprised of managing principals averaging a 14-year tenure with the firm, oversees the investment process.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust Investments, Inc. is a wholly-owned subsidiary of The Northern Trust Company, an Illinois state chartered bank, which serves as the custodian for the Funds. The Northern Trust Company, in turn, is a wholly-owned subsidiary of Northern Trust Corporation, a multi-bank holding company that delivers trust, investment and banking services to individuals, corporations and institutions.

MEDIUM-DURATION BOND FUND:

Goldman Sachs Asset Management, L.P. ("GSAM"), New York, NY: GSAM, a registered investment adviser since 1990, is headquartered in New York. GSAM provides a wide range of discretionary and investment advisory services, actively managed and quantitatively driven, for its clients. GSAM is part of the Investment Management Division and an affiliate of Goldman, Sachs & Co. GSAM.

Pacific Investment Management Company LLC, Newport Beach, California: PIMCO is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and is a subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"), which was organized as a limited partnership under Delaware law in 1987. PIMCO Advisors sole general partner is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited liability company, which is owned by Pacific Asset Management LLC and PIMCO Holding LLC. PIMCO Holding LLC's sole member is Allianz GP Sub LLC, which is wholly-owned by Allianz AG. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, which is a wholly-owned subsidiary of Pacific Mutual holding Company. Allianz A.G. indirectly holds a controlling interest in PIMCO Advisors. Pacific Life Insurance Company is a California-based insurance company. Allianz AG is a European-based multinational insurance and financial services holding company.

Western Asset Management Company, Pasadena, California: Western Asset is owned by Legg Mason, Inc., a NYSE-listed, diversified financial services company based in Baltimore, Maryland.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust Investments, Inc. is a wholly-owned subsidiary of The Northern Trust Company, an Illinois state chartered bank, which serves as the custodian for the Funds. The Northern Trust Company, in turn, is a wholly-owned subsidiary of Northern Trust Corporation, a multi-bank holding company that delivers trust, investment and banking services to individuals, corporations and institutions.

Western Asset Management Limited ("WAML"), London, England: The firm is a subsidiary of Legg Mason, Inc., a NYSE-listed, diversified financial services company based in Baltimore, Maryland. It is an affiliated company of Western Asset Management Company, a sub-adviser to the Medium-Duration Bond Fund.

EXTENDED-DURATION BOND FUND:

Loomis, Sayles & Company, L.P., Boston, Massachusetts: Loomis, Sayles & Company L.P. is a limited partnership that is a wholly-owned subsidiary of Nvest Holdings, L.P., which is a wholly-owned subsidiary of Nvest Companies.

Statement of Additional Information                                           41

Nvest Companies' general partner, CDCAM North America, LLC, is a wholly-owned subsidiary of CDC Asset Management North America Corporation, which is the sole limited partner of Nvest Companies and a wholly-owned subsidiary of CDC Asset Management S.A., a French Company. CDC Asset Management is majority-owned by CDC Finance and indirectly owned, through CDC Finance, Caisse National des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC was created by French Government legislation and currently is supervised by the French Parliament.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust Investments, Inc. is a wholly-owned subsidiary of The Northern Trust Company, an Illinois state chartered bank, which serves as the custodian for the Funds. The Northern Trust Company, in turn, is a wholly-owned subsidiary of Northern Trust Corporation, a multi-bank holding company that delivers trust, investment and banking services to individuals, corporations and institutions.

STW Fixed Income Management Ltd. ("STW"), Santa Barbara, California: STW's controlling person is Billy Williams, CEO and CIO, who owns 100% of the common stock.

EQUITY INDEX FUND:

Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust Investments, Inc. is a wholly-owned subsidiary of The Northern Trust Company, an Illinois state chartered bank, which serves as the custodian for the Funds. The Northern Trust Company, in turn, is a wholly-owned subsidiary of Northern Trust Corporation, a multi-bank holding company that delivers trust, investment and banking services to individuals, corporations and institutions.

VALUE EQUITY FUND:

Barrow, Hanley, Mewhinney & Strauss, Inc. ("BHMS"), Dallas, Texas: BHMS is wholly-owned by Old Mutual Asset Managers (US) LLC, which is a wholly-owned subsidiary of Old Mutual plc, an international financial services group based in London.

Equinox Capital Management, LLC, New York, New York: Equinox Capital Management, LLC is owned entirely by active employees. It is not affiliated with, nor participates in joint ventures with, any other firm. Ronald J. Ulrich, Chairman, owns a controlling interest.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust Investments, Inc. is a wholly-owned subsidiary of The Northern Trust Company, an Illinois state chartered bank, which serves as the custodian for the Funds. The Northern Trust Company, in turn, is a wholly-owned subsidiary of Northern Trust Corporation, a multi-bank holding company that delivers trust, investment and banking services to individuals, corporations and institutions.

Numeric Investors L.P., Cambridge, MA: Numeric is a Delaware limited partnership. The general partner is WBE & Associates ("WBE") and WBE is wholly-owned by LJM Corp ("LJM"). Langdon Wheeler is the majority owner of LJM. Numeric's limited partners are: Strategic Investment Management, Strategic Investment Partners, GML Corp., John Bogle, Jr., Mark Engerman and Dan Lehan.

 42                                                               AB Funds Trust

GROWTH EQUITY FUND:

Dresdner RCM Global Investors LLC, San Francisco, California: Dresdner is a wholly-owned subsidiary of Dresdner Bank AG. In 2001, Allianz, a German insurance company, acquired a controlling interest in Dresdner Bank AG. Allianz and Dresdner are committed to the integrity of their investment platform and the retention and overall well-being of employees is key. Dresdner does not anticipate that there will be any changes to the portfolio management of the fund.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust Investments, Inc. is a wholly-owned subsidiary of The Northern Trust Company, an Illinois state chartered bank, which serves as the custodian for the Funds. The Northern Trust Company, in turn, is a wholly-owned subsidiary of Northern Trust Corporation, a multi-bank holding company that delivers trust, investment and banking services to individuals, corporations and institutions.

Provident Investment Counsel, Inc. ("PIC"), Pasadena, California: PIC is wholly-owned by Old Mutual plc, a United Kingdom-based financial services group with a substantial life assurance business in South Africa and other southern African countries and an integrated, international portfolio of activities in asset management, banking and general insurance.

TCW Investment Management Company ("TCW"), Los Angeles, California: TCW has been providing investment management services since 1971. The TCW Group principally includes the parent company, The TCW Group, Inc.; Trust Company of the West, an independent trust company chartered by the State of California; TCW Asset Management Company (TAMCO); TCW Investment Management Company (TIMCO); and TCW London International, Limited (TCW London). TAMCO, TIMCO and TCW London are investment advisors registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. TCW is further divided into three divisions for AIMR compliance purposes: the Marketable Securities Division; the Alternative Investments and Structured Products Division; and the Managed Accounts Division. On July 6, 2001, The TCW Group, Inc. became an indirect subsidiary of Societe Generale, S.A., upon the sale of a 51% of its outstanding voting shares of stock to Societe Generale Asset Management, S.A. (SGAM). Societe Generale, S.A. is a publicly held financial firm headquartered in Paris, France. Between 2003 and 2006, SGAM will acquire another 19% stake in TCW, for a total ownership position of 70%. The remaining 30% ownership of TCW will remain in the firm and will be sold back to other TCW employees by existing TCW shareholders as they retire or leave the firm. Of the percentage remaining at TCW, approximately 97% is owned by it's active senior employees and 3% owned by certain outside directors.

SMALL CAP EQUITY FUND:

Aronson+Johnson+Ortiz LP, Philadelphia, Pennsylvania: Aronson+Johnson+Ortiz is wholly-owned and operated by seven active partners. Founder of the firm, Theodore R. Aronson, whose ownership in the firm is greater than 25%, is the only control person.

High Rock Capital LLC, Boston, Massachusetts: High Rock is a limited liability company organized under the laws of Delaware. David Diamond, founder and portfolio manager, is the sole member of the LLC.

Provident Investment Counsel, Inc., Pasadena, California: PIC is wholly-owned by Old Mutual plc, a United Kingdom-based financial services group with a substantial life assurance business in South Africa and other

Statement of Additional Information                                           43
southern African countries and an integrated, international portfolio of activities in asset management, banking and general insurance.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust Investments, Inc. is a wholly-owned subsidiary of The Northern Trust Company, an Illinois state chartered bank, which serves as the custodian for the Funds. The Northern Trust Company, in turn, is a wholly-owned subsidiary of Northern Trust Corporation, a multi-bank holding company that delivers trust, investment and banking services to individuals, corporations and institutions.

TimesSquare Capital Management, Inc. ("TSCM"), New York, New York: TSCM is a registered investment advisory firm founded in 2000. TSCM is a wholly-owned subsidiary of CIGNA Investment Group, Inc., an indirect, wholly-owned subsidiary of CIGNA Corporation.

INTERNATIONAL EQUITY FUND:

Alliance Capital Management L.P. ("Alliance Capital") New York, NY: Alliance Capital, an investment adviser registered under the Investment Advisers Act of 1940, as amended, is a Delaware limited partnership of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial") is the general partner. Alliance Capital Management Holding L.P. ("Alliance Holding") owns approximately 30.7% of the outstanding units of limited partnership interest in Alliance Capital ("Alliance Units"). Equity interests of Alliance Holding are traded on the NYSE in the form of units ("Alliance Holding Units"). As of December 31, 2002, AXA Financial, together with ACMC and certain of its wholly-owned subsidiaries, beneficially owned approximately 1.9% of the outstanding Alliance Holding Units and 55.7% of economic interest in Alliance Capital. AXA Financial, a Delaware corporation, is wholly-owned subsidiary of AXA, a French insurance holding company.

Capital Guardian Trust Company ("CGTC"), Los Angeles, California: CGTC is a wholly-owned subsidiary of Capital Group International, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc.

Delaware International Advisers, Ltd, London, England: Delaware International Advisers Ltd. was founded in 1990. Delaware International is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc., a Delaware corporation founded in 1988. Delaware Management Holdings, Inc. is also the parent company of Delaware Investment Advisers and Delaware Management Company, which trace their origins to an investment counseling service started in Philadelphia in the 1920's. In April 1995, Delaware was acquired by Lincoln National Corporation (NYSE-LNC), a prominent financial services holding company. Headquartered in Philadelphia, Lincoln National Corporation has consolidated assets of approximately $90 billion and annual consolidated revenues of $6.9 billion. Delaware is an indirect, wholly-owned subsidiary of Lincoln National Corporation.

Genesis Asset Managers Limited, Guernsey, Channel Islands: Genesis Asset Managers Limited was formed in 1990 and is affiliated through common management with the Genesis Group, an independent Group which specializes in the investment management of institutional funds in Emerging Markets. As of March 31, 2002 the Group had assets of some $4,000 million under management. Investment decisions for its portion of the International Equity Fund are made by a team of country, sector and industry specialists within the Genesis Group.

Philadelphia International Advisors, L.P., Philadelphia,
Pennsylvania: Philadelphia International Advisors, L.P. ("PIA") is a registered investment adviser with the SEC and is a limited partnership with Glenmede Trust Company. The general partner is Philadelphia International Partners, L.P., the principals of which were

 44                                                               AB Funds Trust

Glenmede's international equity senior management team. The Glenmede Trust Company transferred its international equities business to PIA effective January, 2002.

Oechsle International Advisors, LLC, Boston, Massachusetts: Oechsle International Advisors, LLC is a Delaware limited liability company. Oechsle Group, LLC, also a Delaware limited liability company, is its Member Manager. Oechsle Group, LLC controls Oechsle International Advisors, LLC. Oechsle Group, LLC is controlled by the Executive Managing Principals. The Executive Managing Principals are: S. Dewey Keesler, Managing Principal and Chief Investment Officer; L. Sean Roche, Managing Principal and Chief Operating Officer; Stephen
P. Langer, Managing Principal and Director of Marketing; and Warren R. Walker, Managing Principal. Oechsle Group, LLC does not engage in business activities other than the day-to-day management of Oechsle International Advisors, LLC.

Walter Scott & Partners Limited, Edinburgh, Scotland: Walter Scott & Partners, established in 1983, is an independent investment management firm. It is wholly owned by active employees. The founders and senior investment professionals have in excess of 15 years experience each investing in the equity around the world.

Northern Trust Investments, Inc., Chicago, Illinois: Northern Trust Investments, Inc. is a wholly-owned subsidiary of The Northern Trust Company, an Illinois state chartered bank, which serves as the custodian for the Funds. The Northern Trust Company, in turn, is a wholly-owned subsidiary of Northern Trust Corporation, a multi-bank holding company that delivers trust, investment and banking services to individuals, corporations and institutions.

INSTITUTIONAL BLENDED FUNDS:

Fund Expenses. Each Institutional Blended Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants and legal counsel; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares. Each Institutional Blended Fund also bears its proportionate share of the operating expenses of the Institutional Class of the Select Funds in which it holds shares.

Fund Brokerage. The Investment Adviser and Sub-Advisers, in effecting the purchases and sales of portfolio securities for the account of the Funds, will seek execution of trades either, (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (2) at a higher rate of commission charged, if reasonable in relation to brokerage and research services provided to the Trust or the Investment Adviser or Sub-Adviser by such member, broker or dealer. Such services may include, but are not limited to, information as to the availability of securities for purchase or sale and statistical or factual information or opinions pertaining to investments. The Investment Adviser or Sub-Advisers may use research and services provided to it by brokers and dealers in servicing all its clients.

The Investment Adviser or Sub-Adviser may, from time to time, receive services and products which serve both research and non-research functions. In such event, the Investment Adviser or Sub-Adviser makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.

Statement of Additional Information                                           45

Subject to its obligation to seek best execution, the Investment Adviser may direct the Sub-Advisers to place trades through designated brokers who have agreed to pay certain transfer agency, custody or other operating expenses that the Select Funds would otherwise be obligated to pay. Fund orders may be placed with an affiliated broker-dealer. Portfolio orders will be placed with an affiliated broker-dealer only where the price being charged and the services being provided compare favorably with those charged to the Funds by non-affiliated broker-dealers. Over-the-counter transactions are usually placed with a principal market-maker unless a better net security price is obtainable elsewhere.

If the Investment Adviser or Sub-Adviser provides investment advisory services to individuals and other institutional clients, there may be occasions on which these investment advisory clients may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Investment Adviser or Sub-Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Investment Adviser or Sub-Adviser believes to be equitable to each client, including the Fund. On the other hand, to the extent permitted by law, the Investment Adviser or Sub-Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.

The Select Funds have obtained an order from the SEC that allows, subject to certain conditions, each Sub-Adviser that provides investment advice to a Select Fund or a portion thereof to, with respect to the assets under its control: (A) engage in certain principal and brokerage transactions that would otherwise be prescribed by the 1940 Act with a broker-dealer that is either (i) a Sub-Adviser to another portion of the same Select Fund or to another Select Fund, or (ii) an affiliated person of a Sub-Adviser to another portion of the same Select Fund; and (B) acquire securities of a Sub-Adviser, or its affiliate, to another portion of the same Select Fund. SBC Financial believes that allowing a Select Fund or a portion thereof advised by one Sub-Adviser to purchase securities from another Sub-Adviser or its affiliates will expand the Select Funds' investment options without exposing the Select Funds to the potential abuses of self-dealing.

Codes of Ethics. The Trust, the Investment Adviser and each of the Sub-Advisers have adopted codes of ethics addressing personal securities transactions and other conduct by investment personnel and access persons who may have access to information about the Funds' securities transactions. The codes are intended to address potential conflicts of interest that can arise in connection with personal trading activities of such persons. Persons subject to the codes are generally permitted to engage in personal securities transactions, including investing in securities eligible for investment by the Funds, subject to certain prohibitions, which may include pre-clearance requirements, blackout periods, annual and quarterly reporting of personal securities holdings and limitations on personal trading of initial public offerings. Violations of the codes are subject to review by the Trust's Board of Trustees and could result in severe penalties.

OTHER SERVICE PROVIDERS

Distributor. PFPC Distributors, Inc. (the "Distributor"), 760 Moore Road, King of Prussia, PA 19406, is the distributor of each Institutional Blended Fund's shares pursuant to a Distribution Agreement. The Agreement is for an initial two year term and is renewable annually thereafter. The Agreement is terminable without penalty on sixty days' written notice, by the Board of Trustees, by vote of a majority of the outstanding voting securities of the Institutional Blended Fund, or by the Distributor. The Agreement will also terminate automatically in the event of its assignment. The Institutional Blended Funds do not pay any fees to the Distributor in its capacity as distributor.

 46                                                               AB Funds Trust

The Distributor may enter into agreements with affiliates of the Investment Adviser in connection with distribution. The Distributor has agreed to use efforts deemed appropriate by it to solicit orders for the sale of the Institutional Blended Funds' shares, which are offered on a continuous basis. The Distributor is affiliated with BlackRock Institutional Management Corporation and BlackRock Advisors, Inc., which are Sub-Advisers to the Money Market Fund and Low-Duration Bond Fund, respectively, and with PFPC Inc., which provides Transfer Agency and Administration and Accounting services to the Funds. The Distributor, BlackRock and PFPC Inc. are all members of The PNC Financial Services Group, Inc.

Transfer Agency Services. PFPC Inc. ("PFPC"), which has its principal business address at 400 Bellevue Parkway, Wilmington, DE 19809, provides transfer agency and dividend disbursing agent services for the Institutional Blended Funds. As part of these services, PFPC maintains records pertaining to the sale, redemption, and transfer of Institutional Blended Fund shares and distributes each Institutional Blended Fund's cash distributions to shareholders.

Administrative and Accounting Services. PFPC also provides administrative and accounting services to the Institutional Blended Funds. The services include certain accounting, clerical and bookkeeping services; assistance in the preparation of reports to shareholders; preparation for signature by an officer of the Trust of documents required to be filed for compliance by the Trust with applicable laws and regulations including those of the SEC and the securities laws of various states; arranging for the computation of data, including daily computation of net asset value; and arranging for the maintenance of books and records of the Trust and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. PFPC does not have any responsibility or authority for the management of the Funds or the determination of investment policy. In consideration of the services provided pursuant to the Administration and Accounting Services Agreement, PFPC receives from each Institutional Blended Fund a fee computed daily and paid monthly.

Custodian. The Northern Trust Company serves as custodian for the Institutional Blended Funds pursuant to a Custodian Agreement. As custodian, The Northern Trust Company holds or arranges for the holding of all portfolio securities and other assets of the Funds. It is located at 50 South La Salle Street, Chicago, IL 60675.

Independent Accountants. The accounting firm of PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1700, Philadelphia, PA 19103-7042, serves as independent accountants to the Trust.

Legal Counsel. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the Trust.

Counsel to Independent Trustees. The law firm of Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue, N.W., Washington, DC 20004-2415, serves as counsel to the Independent Trustees.

SHARES OF BENEFICIAL INTEREST

The Trust's trust instrument authorizes the issuance of an unlimited number of shares for each Institutional Blended Fund and each share has a par value of $0.001 per share. There are no conversion or preemptive rights in connection with any shares. All issued shares will be fully paid and non-assessable and will be redeemable at net asset value per share. Certificates certifying the ownership of shares will not be issued.

Statement of Additional Information                                           47

The Annuity Board will, at all times, directly or indirectly control the vote of at least 60% of each Institutional Blended Fund's shares. The Institutional Blended Funds will refuse to accept any investment that would result in a change of such control. This means that the Annuity Board will control the vote on any matter that requires shareholder approval.

The assets belonging to an Institutional Blended Fund shall be held and accounted for separately from other assets of the Trust. Each share of an Institutional Blended Fund represents an equal beneficial interest in the net assets of such Institutional Blended Fund. Each share of an Institutional Blended Fund represents interests in the assets of that Institutional Blended Fund and have identical voting, dividend, liquidation and other rights. Expenses of the Trust which are not readily identifiable as belonging to a particular Fund or class are allocated among all the Funds in a manner the Trustees believe to be fair and equitable.

The Board of Trustees has authority, without necessity of a shareholder vote, to create any number of new funds or classes and to issue an unlimited number of shares of beneficial interest of the Trust. The Trustees have authorized seventeen Funds and three classes of shares to be issued currently. The Institutional Blended Funds only issue Institutional Class shares. The relative impact of ongoing annual expenses will depend on the length of time a share is held.

Each share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares will generally be voted by shareholders of the individual Fund or class, except in the case of election or removal of Trustees, the amendment of the Trust's trust instrument, when required by the 1940 Act or when the Trustees have determined that the matter affects the interests of more than one Fund or class.

The Trust is not required to and does not currently intend to hold annual meetings of shareholders. Special meetings of shareholders may be called by the Board of Trustees or upon the written request of shareholders owning at least 50% of the applicable Fund or class. Amendments and supplements to the Trust's trust instrument may be made only by majority vote of shareholders.

TAXATION

GENERAL

The following discussion of certain federal income tax issues concerning the Institutional Blended Funds and the purchase, ownership and disposition of Institutional Blended Fund shares is not complete and may not deal with all aspects of federal income taxation that may be relevant to you in light of your particular circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder and judicial and administrative interpretations thereof, all as of the date hereof; all these authorities are subject to change, which may be applied retroactively. If you are investing through a Tax-Deferred Account (such as a retirement plan account or an IRA), special tax rules apply. You should consult your own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Institutional Blended Fund shares, as well as the tax consequences arising under the laws of any state, locality, foreign country or other taxing jurisdiction.

Persons considering investing in Fund shares other than through Tax-Deferred Accounts should take note of the following regarding Fund distributions. On August 27, 2001, the Funds acquired certain securities held by the

 48                                                               AB Funds Trust

Annuity Board ("Securities") in transactions pursuant to which, for tax purposes, each Fund's holding period for Securities it acquired includes the Annuity Board's holding period therefor. Consistent with proper accounting methods for tax-exempt organizations, however, the Annuity Board's records did not identify the specific acquisition dates for many Securities lots (though the Funds must be able to do so). To ensure certainty for the Funds regarding their holding periods for the Securities, the Trust agreed with the Internal Revenue Service ("IRS") to treat certain dates early in 2001 as the Securities' respective acquisition dates (even though the Annuity Board actually acquired the majority of the Securities before those dates). The effect of that treatment generally is to convert the gain a Fund recognizes within one year after a deemed acquisition date (which period includes a portion of the Funds' current taxable year) on the disposition of a Security that actually was acquired by the Annuity Board more than one year earlier from long-term capital gain (the distribution of which is taxed at a maximum rate of 20%) to short-term capital gain (the distribution of which is taxed as ordinary income). Taxable investors should consult their tax advisers regarding the effect of this situation on their investment.

Tax Character of Distributions. As described in the Prospectus, unless your investment is held in a Tax-Deferred Account, dividends from net investment income and distributions from net short-term capital gain and net gains from certain foreign currency transactions, if any (collectively, "dividends"), generally are taxable to you as ordinary income, and distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) ("capital gain distributions") are taxable to you as long-term capital gains, whether received in cash or reinvested in additional Institutional Blended Fund shares. The Institutional Blended Funds will inform you of the amount of your dividends and capital gain distributions when they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. You should be aware that if you purchase shares shortly before the record date for a dividend or capital gain distribution, you will pay full price for the shares and receive some portion of the price back as a taxable distribution. At any time, an Institutional Blended Fund may distribute to you, as ordinary income or capital gain, an amount of income that exceeds your proportionate share of the actual amount of such income earned during the period of your investment in the Institutional Blended Fund.

Redemption of Fund Shares. As discussed in the Prospectus, unless your investment is held in a Tax-Deferred Account, redemptions of Institutional Blended Fund shares are taxable transactions. If you hold your shares as capital assets, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on whether you held your redeemed shares for more than one year. Any loss you realize on the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions to you on those shares.

All or a portion of any loss that you realize on the redemption of your shares will be disallowed to the extent that you buy other shares in the same Institutional Blended Fund (through reinvestment of dividends or capital gain distributions or otherwise) within 30 days before or after the redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Treatment as a Regulated Investment Company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code and intends to continue to qualify for that treatment for the current taxable year. As a regulated investment company, a Fund generally will pay no federal income tax on the income and gains it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund for treatment as a regulated investment company if the Board determines that course of action to be beneficial to shareholders. In such a case or if a Fund otherwise fails to maintain that qualification, the Fund will be subject to

Statement of Additional Information                                           49
federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise Tax. To avoid a nondeductible 4% federal excise tax ("Excise Tax"), a Fund must distribute to its shareholders by December 31 of each year at least the sum of the following amounts: 98% of its ordinary income earned during the calendar year, 98% of its capital gain net income earned during the twelve-month period ending October 31 in that year, plus 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay at least that sum through periodic distributions during each year and any balance in December (or to pay the balance in January under a rule that treats them as received by you in December) to avoid the Excise Tax, but the Funds can give no assurance that their distributions will be sufficient to eliminate all taxes.

Backup Withholding. Each Institutional Blended Fund must withhold and remit to the U.S. Treasury 30% of dividends, capital gain distributions, and redemption proceeds payable to you ("backup withholding") if (1) you are an individual or other noncorporate shareholder and (2) you fail to furnish the Fund with your correct taxpayer identification number or social security number. Withholding at that rate also is required from an Institutional Blended Fund's dividends and capital gain distributions payable to you if you are such a shareholder and (a) the IRS notifies you or the Institutional Blended Funds that you have failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect or (b) when required to do so, you fail to certify that you are not subject to backup withholding. Any amounts withheld may be credited against your federal income tax liability.

Other Taxation. Distributions may be subject to state, local and foreign taxes, depending on your particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable).

VALUATION OF SHARES

Because each Institutional Blended Fund invests in Institutional Class shares of various Select Funds, the price of an Institutional Blended Fund's shares is based upon the net asset values of those shares of underlying Select Funds. In turn, the net asset value ("NAV") per share of each Select Fund is based upon the values of the obligations, stocks and other investments held by the Select Fund. Therefore, the price of an Institutional Blended Fund's shares will fluctuate in relation to its asset allocation among the Select Funds and the value of the portfolio investments of the underlying Select Funds.

The Institutional Blended Funds and the Select Funds value their portfolio securities and compute their net asset values per share on each day that the New York Stock Exchange is open for trading (except for the Friday after Thanksgiving), in accordance with the procedures discussed in the Prospectus. This section provides a more detailed description of the Funds' methods for valuing their portfolio securities. As of the date of this SAI, the New York Stock Exchange is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Select Funds (except the Money Market Fund) each value portfolio securities listed on an exchange on the basis of the last sale price or official close price prior to the time the valuation is made. If there has been no sale

 50                                                               AB Funds Trust
since the immediately previous valuation, then the closing bid price or official close price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by, or under the direction of, the Board of Trustees. Such fair value may also be used when it is believed that market price does not reflect a security's true value or when a security does not have a readily available current market value. Equity securities which are traded in the over-the-counter market only, but which are not included in the Nasdaq National Market System, will be valued at its last quoted bid price. To the extent available, valuations of portfolio securities (except those valued using amortized cost) will be provided by reliable independent pricing services.

Notwithstanding the above, bonds and other fixed income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. Securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities not currently quoted as indicated above will be valued through procedures established by, or under the direction of, the Board of Trustees.

The Select Funds translate prices for investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's net asset values. Because foreign markets may be open at different times than the New York Stock Exchange, the value of Fund shares, particularly shares of the International Fund and Bond Funds, may change on days when shareholders will not be able to buy or redeem Fund shares.

The Money Market Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price which the Fund would receive if the security were sold. During these periods, the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

TELEPHONE INSTRUCTIONS

Neither the Institutional Blended Funds nor any of their service providers will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, they will use procedures that are considered reasonable. Shareholders assume the risk to the full extent of their accounts that telephone requests may be unauthorized. To the extent that the Institutional Blended Funds or their service providers fail to use reasonable procedures to verify the genuineness of telephone instructions, the Institutional Blended Funds or their service providers may be liable for any such instructions that prove to be fraudulent or unauthorized. All telephone conversations with the Institutional Blended Funds, the Annuity Board and PFPC may be recorded.

Statement of Additional Information                                           51

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of           , 2003, which was before the public offering of the
Institutional Blended Funds' shares, the Annuity Board was the holder of 100% of each of the Institutional Blended Funds, and there were otherwise no control persons or principal holders. Persons are deemed to control a Fund when they own beneficially over 25% of the Fund's outstanding shares. Principal holders are persons that own beneficially 5% or more of any Class of a Fund's outstanding shares.

The Annuity Board will, at all times, directly or indirectly control the vote of at least 60% of each Institutional Blended Fund's shares. The Institutional Blended Funds will refuse to accept any investment that would result in a change of such control. This means that the Annuity Board will control the vote on any matter that requires shareholder approval. The Annuity Board is a Texas non-profit corporation, of which the Southern Baptist Convention is the sole member.

CALCULATION OF PERFORMANCE DATA

The Institutional Blended Funds may, from time to time, include their yield, effective yield, tax equivalent yield, average annual total return, average annual total return after taxes on distributions, and average annual total return after taxes on distributions and redemptions in advertisements or shareholder reports or other communications to shareholders or prospective investors. The Institutional Blended Funds also may, with respect to certain periods of less than one year, provide total return information for that period that is not annualized. The Institutional Blended Funds may also show quotations of total return for other periods. Any such information would be accompanied by standardized total return information.

Average Annual Total Return. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in an Institutional Blended Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Institutional Blended
Fund), calculated pursuant to the following formula:

                               P (1 + T)(n) = ERV

(where P = a hypothetical initial payment of $l,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of a proportional share of expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid. No adjustment is made for taxes, if any, payable on dividends and distributions.

Average Annual Total Return (After Taxes on Distributions). Quotations of average annual total return (after taxes on distributions) will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in an Institutional Blended Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Institutional Blended Fund), calculated pursuant to the following formula:

                             P (1 + T)(n) = ATV(D)

(where P = a hypothetical initial payment of $1,000, T = the average annual total return (after taxes on distributions), n = the number of years, and ATV(D) = the ending redeemable value of a hypothetical $1,000

 52                                                               AB Funds Trust
payment made at the beginning of the period). All total return figures will reflect the deduction of a proportional share of expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions (less taxes due on such distributions) are reinvested when paid.

Average Annual Total Return (After Taxes on Distributions and
Redemptions). Quotations of average annual total return (after taxes on distributions) will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in an Institutional Blended Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Institutional Blended Fund), calculated pursuant to the following formula:

                             P (1 + T)(n) = ATV(DR)

(where P = a hypothetical initial payment of $l,000, T = the average annual total return (after taxes on distributions), n = the number of years, and ATV(DR) = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of a proportional share of expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions (less taxes due on such distributions) are reinvested when paid.

Quotations of yield and total return will reflect only the performance of a hypothetical investment in the Institutional Blended Funds during the particular time period shown. Yield and total return for an Institutional Blended Fund will vary based on changes in the market conditions, portfolio management and the level of the applicable Institutional Blended Fund's expenses. Therefore, no reported performance figure should be considered an indication of future performance.

In connection with communicating their yields or total returns to current or prospective investors, the Institutional Blended Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Performance information for the Institutional Blended Funds may be compared, in reports and promotional literature, to: (i) the S&P 500(R) Index, Dow Jones Industrial Average, or other unmanaged indexes so that investors may compare the Funds' results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Statement of Additional Information                                           53

APPENDIX A -- DESCRIPTIONS OF SECURITIES RATINGS

A description of the rating policies of Moody's and S&P with respect to bonds and commercial paper appears below.

MOODY'S INVESTORS SERVICE'S CORPORATE BOND RATINGS.

Aaa -- Bonds which are rated "Aaa" are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated "A" possess many favorable investment qualities and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated "Ca" represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers "1", "2", and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Statement of Additional Information                                          A-1

STANDARD & POOR'S CORPORATE BOND RATINGS.

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to repay principal and pay interest.

AA -- Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and differs from "AAA" issues only in small degree.

A -- Bonds rated "A" have a strong capacity to repay principal and pay interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to repay principal and pay interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for higher rated categories.

BB-B-CCC-CC-C -- Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI -- Bonds rated "CI" are income bonds on which no interest is being paid.

D -- Bonds rated "D" are in default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired unless S&P believes that such payments will be made during such grace period. The "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS.

Prime-1 -- Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 -- Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

 A-2                                                              AB Funds Trust

Prime-3 -- Issuers (or related supporting institutions) rated "Prime-3" have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime -- Issuers rated "Not Prime" do not fall within any of the Prime rating categories.

STANDARD & POOR'S COMMERCIAL PAPER RATINGS.

S&P commercial paper rating is current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded in several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B -- Issues rated "B" are regarded as having only speculative capacity for timely payment.

C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Statement of Additional Information                                          A-3

[AB FUNDS LOGO]

2401 Cedar Springs Rd., Dallas, TX 75201-1498
1.800.262.0511 - www.absbc.org

Serving Those Who Serve the Lord "...with the integrity of our hearts and the skillfulness of our hands." Psalm 78:72

--   4/03   --                                                   Rev. --/03   --

                                 AB FUNDS TRUST
                                      N-1A
                            PART C: OTHER INFORMATION

Item 23. EXHIBITS:

         (a)           Trust Instrument.

                  1. Amended Certificate of Trust, dated March 21, 2001, filed in the State of Delaware, is incorporated herein by reference to Pre-effective Amendment No. 1 to the Registration Statement on Form N-1A (No. 333-53432) filed with the U.S. Securities and Exchange Commission (the "SEC") on April 9, 2001.

                  2. Certificate of Trust, dated February 29, 2000, filed in the State of Delaware, is incorporated herein by reference to the Initial Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on January 9, 2001.

                  3. Agreement and Declaration of Trust, dated February 29, 2000, is incorporated herein by reference to the Initial Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on January 9, 2001.

         (b)           By-Laws.

                       By-Laws of the Registrant, dated February 29, 2000, are incorporated herein by reference to the Initial Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on January 9, 2001.

         (c)           Instruments Defining Rights of Security Holders.
                       None.

         (d)           Investment Advisory Contracts.

                  1. Form of Advisory Agreement with SBC Financial Services, Inc. is incorporated herein by reference to Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on June 29, 2001 ("Pre-effective Amendment No. 2").

                  2. Form of Sub-Advisory Agreement with Aronson + Johnson + Ortiz L.P. Partners is incorporated herein by reference to Pre-effective Amendment No. 2.

                  3. Sub-Advisory Agreement with Barrow, Hanley, Mewhinney & Strauss, Inc. is incorporated herein by reference to Pre-effective Amendment No. 2.

                  4. Sub-Advisory Agreement with BlackRock Advisors, Inc. is incorporated herein by reference to Pre-effective Amendment No. 2.

                  5. Sub-Advisory Agreement with BlackRock Institutional Management Corp. is incorporated herein by reference to Pre-effective Amendment No. 2.

                  6. Sub-Advisory Agreement with Capital Guardian Trust Company is incorporated herein by reference to Pre-effective Amendment No. 2.

                  7. Sub-Advisory Agreement with Delaware International Advisors, LTD is incorporated herein by reference to Pre-effective Amendment No. 2.

                  8. Form of Sub-Advisory Agreement with Dresdner RCM Global Investors, LLC is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 30, 2002 ("PEA No. 1").

                  9. Sub-Advisory Agreement with Equinox Capital Management, LLC is incorporated herein by reference to Pre-effective Amendment No. 2.

                  10. Sub-Advisory Agreement with Genesis Asset Managers Limited is incorporated herein by reference to Pre-effective Amendment No. 2.

                  11. Sub-Advisory Agreement with Goldman, Sachs & Co. is incorporated herein by reference to Pre-effective Amendment No. 2.

                  12. Sub-Advisory Agreement with HighRock Capital LLC is incorporated herein by reference to Pre-effective Amendment No. 2.

                  13. Sub-Advisory Agreement with Loomis, Sayles & Company L.P. is incorporated herein by reference to Pre-effective Amendment No. 2.

                  14. Sub-Advisory Agreement with Montgomery Asset Management LLC is incorporated herein by reference to Pre-effective Amendment No. 2.

                  15. Sub-Advisory Agreement with Northern Trust Investments, Inc. is incorporated herein by reference to PEA No. 1.

                  16. Sub-Advisory Agreement with Numeric Investors L.P. is incorporated herein by reference to Pre-effective Amendment No. 2.

                  17. Sub-Advisory Agreement with Oechsle International Advisors LLC is incorporated herein by reference to Pre-effective Amendment No. 2.

                  18. Sub-Advisory Agreement with Pacific Investment Management Company LLC is incorporated herein by reference to Pre-effective Amendment No. 2.

                  19. Sub-Advisory Agreement with Payden & Rygel is incorporated herein by reference to Pre-effective Amendment No. 2.

                  20. Sub-Advisory Agreement with Philadelphia International Advisors is incorporated herein by reference to PEA No. 1.

                  21. Sub-Advisory Agreement with Provident Investment Counsel, Inc. is incorporated herein by reference to Pre-effective Amendment No. 2.

                  22. Sub-Advisory Agreement with STW Fixed Income Management LTD is incorporated herein by reference to Pre-effective Amendment No. 2.

                  23. Sub-Advisory Agreement with TCW Asset Management Company is incorporated herein by reference to PEA No. 1.

                  24. Sub-Advisory Agreement with Walter Scott & Partners Limited is incorporated herein by reference to Pre-effective Amendment No. 2.

                  25. Sub-Advisory Agreement with Western Asset Management Company is incorporated herein by reference to Pre-effective Amendment No. 2.

                  26. Sub-Advisory Agreement with Westpeak Investment Advisors L.P. is incorporated herein by reference to Pre-effective Amendment No. 2.

                  27. Form Sub-Advisory Agreement with Northern Trust Investments, Inc. is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on February 28, 2003 ("PEA No. 2").

                  28. Sub-Advisory Agreement with TimesSquare Capital Management is incorporated herein by reference to PEA No. 2.

                  29. Sub-Advisory Agreement with Western Asset Management Limited is incorporated herein by reference to PEA No. 2.

                  30. Sub-Advisory Agreement with Alliance Capital Management L.P. is incorporated herein by reference to PEA No. 2.

         (e)           Underwriting Contracts.

                       Form of Underwriting Agreement with PFPC Distributors, Inc. is incorporated herein by reference to Pre-effective Amendment No. 2.

         (f)           Bonus or Profit Sharing Contracts.
                       Not Applicable.

         (g)           Custodian Agreements.

                       Form of Custody Agreement with The Northern Trust Co. is incorporated herein by reference to Pre-effective Amendment No. 2.

         (h)           Other Material Contracts.

                  1. Form of Administration and Accounting Services Agreement with PFPC Inc. is incorporated herein by reference to Pre-effective Amendment No. 2.

                  2. Form of Transfer Agency Services Agreement with PFPC Inc. is incorporated herein by reference to Pre-effective Amendment No. 2.

         (i)           Legal Opinion.

                       Opinion of Kirkpatrick & Lockhart LLP will be filed by amendment pursuant to Rule 485B prior to the effective date.

         (j)           Other Opinions.

                  1.   Auditor Consent.

                       Consent of PricewaterhouseCoopers will be filed by amendment pursuant to Rule 485B prior to the effective date.

                  2.   Power of Attorney.

                       Power of Attorney, dated May 15, 2001 is incorporated herein by reference to Pre-effective Amendment No. 2.

                  3.   Power of Attorney.

                       Power of Attorney, dated April 22, 2002 is incorporated herein by reference to PEA No. 1.

         (k)           Omitted Financial Statements.
                       Not Applicable.

         (l)           Initial Capital Agreements.

                       Letter Agreement with the Annuity Board of the Southern Baptist Convention is incorporated herein by reference to Pre-effective Amendment No. 2.

         (m)           Rule 12b-1 Plan.

                       Retail Class Shares Distribution Plan Pursuant to Rule 12b-1 is incorporated herein by reference to Pre-effective Amendment No. 2.

         (n)           Rule 18f-3 Plan.

                       Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 is filed herewith as Exhibit EX-99.n.

         (p)           Codes of Ethics.

                  1. Code of Ethics of AB Funds Truts and SBC Financial Services, Inc. is incorporated herein by reference to PEA No. 2.

                  2. Code of Ethics of PFPC Distributors, Inc. is incorporated herein by reference to Pre-effective Amendment No. 2.

                  3. Code of Ethics of Aronson + Johnson + Ortiz L.P. Partners is incorporated herein by reference to Pre-effective Amendment No. 2.

                  4. Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc. is incorporated herein by reference to Pre-effective Amendment No. 2.

                  5. Code of Ethics of BlackRock Advisors, Inc. is incorporated herein by reference to Pre-effective Amendment No. 2.

                  6. Code of Ethics of BlackRock Institutional Management Corp. is incorporated herein by reference to Pre-effective Amendment No. 2.

                  7. Code of Ethics of Capital Guardian Trust Company is incorporated herein by reference to Pre-effective Amendment No. 2.

                  8. Code of Ethics of Delaware International Advisors, LTD is incorporated herein by reference to Pre-effective Amendment No. 2.

                  9. Code of Ethics of Dresdner RCM Global Investors, LLC is incorporated herein by reference to PEA No. 1.

                  10. Code of Ethics of Equinox Capital Management, LLC is incorporated herein by reference to Pre-effective Amendment No. 2.

                  11. Code of Ethics of Genesis Asset Managers Limited is incorporated herein by reference to PEA No. 2.

                  12. Code of Ethics of Goldman, Sachs & Co. is incorporated herein by reference to PEA No. 2.

                  13. Code of Ethics of HighRock Capital LLC is incorporated herein by reference to Pre-effective Amendment No. 2.

                  14. Code of Ethics of Loomis, Sayles & Company L.P. is incorporated herein by reference to Pre-effective Amendment No. 2.

                  15. Code of Ethics of Montgomery Asset Management LLC is incorporated herein by reference to PEA No. 1.

                  16. Code of Ethics of Northern Trust Investments, Inc. is incorporated herein by reference to Pre-effective Amendment No. 2.

                  17. Code of Ethics of Numeric Investors L.P. is incorporated herein by reference to Pre-effective Amendment No. 2.

                  18. Code of Ethics of Oechsle International Advisors LLC is incorporated herein by reference to PEA No. 2.

                  19. Code of Ethics of Pacific Investment Management Company LLC is incorporated herein by reference to PEA No. 1.

                  20. Code of Ethics of Payden & Rygel is incorporated herein by reference to PEA No. 1.

                  21. Code of Ethics of Philadelphia International Advisors, L.P. is incorporated herein by reference to PEA No. 2.

                  22. Code of Ethics of Provident Investment Counsel, Inc. is incorporated herein by reference to PEA No. 2.

                  23. Code of Ethics of STW Fixed Income Management LTD is incorporated herein by reference to Pre-effective Amendment No. 2.

                  24. Code of Ethics of TCW Asset Management Company is incorporated herein by reference to PEA No. 1.

                  25. Code of Ethics of Walter Scott & Partners Limited is incorporated herein by reference to Pre-effective Amendment No. 2.

                  26. Code of Ethics of Western Asset Management Company is incorporated herein by reference to PEA No. 1.

                  27. Code of Ethics of Westpeak Investment Advisors L.P. is incorporated herein by reference to Pre-effective Amendment No. 2.

                  28. Code of Ethics of TimesSquare Capital Management is incorporated herein by reference to PEA No. 2.

                  29. Code of Ethics of Western Asset Management Limited is incorporated herein by reference to PEA No. 2.

                  30. Code of Ethics of Alliance Capital Management L.P. is incorporated herein by reference to PEA No. 2.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE FUND.

                  As provided for in the Agreement and Declaration of Trust and as disclosed in the prospectuses, the Annuity Board of the Southern Baptist Convention (the "Annuity Board") will, at all times, directly or indirectly, control the vote of at least 60% of the shares of each Fund of AB Funds Trust (the "Trust"). The Trust will refuse to accept any investment that would result in a change of such control. The Annuity Board is also the sole member of and therefore controls SBC Financial Services, Inc., a Texas non-profit corporation, which serves as the investment adviser to the Funds of the Trust, and SBC Trust Services, Inc., a Texas non-profit corporation which serves as custodian of certain IRAs invested in the Funds. Thus, the Trust, SBC Financial Services, Inc., and SBC Trust Services, Inc., are under the common control of the Annuity Board. The Annuity Board is a Texas non-profit corporation of which the Southern Baptist Convention, a Georgia nonprofit corporation, is the sole member.

Item 25. INDEMNIFICATION.

                  A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever.
                  Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

                  Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

                  Section 12 of the Advisory Agreement between SBC Financial, Inc. ("SBC Financial") and the Registrant provides that SBC Financial shall not be liable for any loss due solely to a mistake of investment judgment, but shall be liable for any loss which is incurred by reason of an act or omission of its employee, partner, director or affiliate, if such act or omission involves willful misfeasance, bad faith or gross negligence, or breach of its duties or obligations thereunder, whether express or implied; provided, that this shall not be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.

                  Section 5 of the of the Advisory Agreement between SBC Financial and the Registrant provides that SBC Financial shall indemnify the Registrant or any of its trustees, officers, employees or affiliates for all losses, damages, liabilities, costs and expenses (including legal) ("Losses") incurred by the Registrant by reason of or arising out of any act or omission by SBC Financial under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Registrant. Section 5 further provides that the Registrant shall indemnify SBC Financial or any of its directors, officers, employees or affiliates for all Losses incurred by SBC Financial by reason of or arising out of any act or omission by the Registrant under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of SBC Financial or SBC Financial's breach of fiduciary duty to the Registrant.

                  Section 8 of the Sub-Advisory Agreements between the Registrant, SBC Financial and each Sub-Adviser to one or more Series, provides that the Sub-Adviser shall not be liable for any loss due solely to a mistake of investment judgment, but shall be liable for any loss which is incurred by reason of an act or omission of its employee, partner, director or affiliate, if such act or omission involves willful misfeasance, bad faith or gross negligence, or breach of its duties or obligations thereunder, whether express or implied; provided, that this shall not be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.

                  Section 9 of the Sub-Advisory Agreements between the Registrant, SBC Financial and each Sub-Adviser to one or more Series provides that the Registrant and SBC Financial shall indemnify the Sub-Adviser or any of its directors, officers, employees or affiliates for all losses, damages, liabilities, costs and expenses (including legal) ("Losses") incurred by the Sub-Adviser by reason of or arising out of any act or omission by the Registrant and SBC Financial under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Sub-Adviser or the Sub-Adviser's breach of fiduciary duty to the Registrant and SBC Financial.

                  Section 9 also provides that the Sub-Adviser shall indemnify the Registrant and SBC Financial or any of their directors, officers, employees or affiliates for all Losses incurred by the Registrant and SBC Financial by reason of or arising out of any act or omission by the Sub-Adviser under the Agreement if such act or omission involves the negligence, gross negligence, willful misfeasance, bad faith or breach of fiduciary duty of the Sub-Adviser, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Registrant and SBC Financial or the Registrant's and SBC Financial's breach of fiduciary duty to the Sub-Adviser.

                  Section 10 of the Distribution Agreement between the Registrant and PFPC Distributors, Inc. ("PFPC Distributors") provides that the Registrant agrees to indemnify and hold harmless PFPC Distributors and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities arising directly or indirectly from any action or omission to act which PFPC Distributors takes under the Agreement. Neither PFPC Distributors, nor any of its affiliates shall be indemnified against any liability caused by PFPC Distributors' or its affiliates' own willful misfeasance, bad faith, negligence, gross negligence or reckless disregard of its duties and obligations under the Agreement.

                  Section 20 of the Distribution Agreement between the Registrant and PFPC Distributors, Inc. provides that PFPC Distributors shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS.

               1. SBC Financial Services, Inc., a Texas non-profit corporation, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors as follows:

    NAME AND POSITION WITH
           ADVISER                          OTHER COMPANY                POSITION WITH OTHER COMPANY
           -------                          -------------                ---------------------------
William T. Patterson, Director       Prudential Securities, Inc.      Senior Vice President

Larry A. Standridge, Director        None                             N/A

William H. Ledbetter, Jr.,           None                             N/A
Director

George B. Walker, Director           G.B. Walker, CPA, P.A.           Principal/President

O.S. Hawkins, President              Annuity Board                    President/CEO

John R. Jones, Senior Vice           Annuity Board                    Executive Vice President/COO
President

Jeffrey P. Billinger, Vice           Annuity Board                    Chief Financial Officer, Treasure
President & Treasurer                                                 and Executive Officer, Financial
                                                                      & Corporate Services

Rodric E. Cummins, Vice              Annuity Board                    Executive Officer, Investment
President & Investment Officer                                        Services

Arthur G. Merritt, Compliance        Annuity Board                    Compliance Manager
Officer

Rodney R. Miller, Vice               Annuity Board                    Executive Officer, General
President & Secretary                                                 Counsel & Secretary, Legal &
                                                                      Compliance Services

Patricia A. Weiland,                 Annuity Board                    Director of Mutual Funds
Administrative Officer

                  2.   BARROW, HANLEY, MEWHINNEY & STRAUSS, INC:

                       The sole business activity of Barrow, Hanley, Mewhinney & Strauss, Inc., 3232 McKinney Ave., 15th Floor, Dallas, Texas 75204-2429 (the "Adviser") is to serve as an investment adviser. The Adviser is registered under the Investment Adviser's Act of 1940. The directors and officers have not held any positions with other companies during the last two fiscal years.

                  3.   ARONSON+JOHNSON+ORTIZ, LP:

                       The sole business activity of Aronson+Johnson+Ortiz, LP, 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102 (the "Adviser") is to serve as an investment adviser. The Adviser is registered under the Investment Adviser's Act of 1940. The trustees and officers have not held any positions with other companies during the last two fiscal years.

                  4.   BLACKROCK ADVISORS, INC.:

                       BlackRock Advisors, Inc. ("BAI") is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc. BAI's principal business address is 100 Bellevue Parkway, Wilmington, DE 19809. BAI is registered under the Investment Advisers Act of 1940 and serves as an investment adviser for registered investment companies. Information as to the directors and officers of BAI is as follows:

NAME AND POSITION WITH BAI          OTHER COMPANY             POSITION WITH OTHER COMPANY
--------------------------          -------------             ---------------------------
Paul L. Audet, Director          BlackRock Provident          Treasurer
                                 Institutional Funds
                                 Wilmington, DE

                                 BlackRock Funds              Treasurer
                                 Wilmington, DE

                                 BlackRock Capital            Director
                                 Management, Inc.
                                 Wilmington, DE

                                 BlackRock Institutional      Director
                                 Management Corporation
                                 Wilmington, DE

                                 BlackRock Financial          Chief Financial Officer &
                                 Management, Inc.             Managing Director
                                 New York, NY

                                 BlackRock (Japan), Inc.      Chief Financial Officer &
                                 New York, NY                 Managing Director

                                 BlackRock International,     Chief Financial Officer &
                                 Ltd.                         Managing Director
                                 Edinburgh, Scotland

                                 BlackRock, Inc.              Chief Financial Officer &
                                 New York, NY                 Managing Director

Laurence J. Carolan, Managing    BlackRock Capital            Managing Director & Director
Director and Director            Management, Inc.
                                 Wilmington, DE

                                 BlackRock, Inc.              Managing Director
                                 New York, NY

                                 BlackRock Institutional      Managing Director & Director
                                 Management Corporation
                                 Wilmington, DE

Robert P. Connolly, Managing     BlackRock Capital            Managing Director, General
Director, General Counsel and    Management, Inc.             Counsel & Secretary
Secretary                        Wilmington, DE

                                 BlackRock, Inc.              Managing Director, General
                                 New York, NY                 Counsel & Secretary

                                 BlackRock International,     Managing Director, General
                                 Ltd.                         Counsel & Secretary
                                 Edinburgh, Scotland

                                 BlackRock (Japan), Inc.      Managing Director, General
                                 New York, NY                 Counsel & Secretary

                                 BlackRock Institutional      Managing Director, General
                                 Management Corporation       Counsel & Secretary
                                 Wilmington, DE

                                 BlackRock Financial          Managing Director, General
                                 Management, Inc.             Counsel & Secretary
                                 New York, NY

                                 BlackRock Investments,       General Counsel & Secretary
                                 Inc.
                                 New York, NY

Laurence D. Fink, Chief          BlackRock Funds              President & Trustee
Executive Officer                Wilmington, DE

                                 BlackRock Capital            Chief Executive Officer
                                 Management, Inc.
                                 Wilmington, DE

                                 BlackRock, Inc.              Chairman & CEO
                                 New York, NY

                                 BlackRock International,     Chairman & CEO
                                 Ltd.
                                 Edinburgh, Scotland

                                 BlackRock (Japan), Inc.      Chairman & CEO
                                 New York, NY

                                 BlackRock Investments,       Chairman & CEO
                                 Inc.
                                 New York, NY

                                 BlackRock Institutional      Chief Executive Officer
                                 Management Corporation
                                 Wilmington, DE

                                 BlackRock Financial          Chairman & CEO
                                 Management, Inc.
                                 New York, NY

Robert S. Kapito, Vice           BlackRock Capital            Vice Chairman & Director
Chairman and Director            Management, Inc.
                                 Wilmington, DE

                                 BlackRock International,     Vice Chairman & Director
                                 Ltd.
                                 Edinburgh, Scotland

                                 BlackRock, Inc.              Vice Chairman
                                 New York, NY

                                 BlackRock Institutional      Vice Chairman & Director
                                 Management Corporation
                                 Wilmington, DE

                                 BlackRock (Japan), Inc.      Vice Chairman & Director
                                 New York, NY

                                 BlackRock Investments,       Director
                                 Inc.
                                 New York, NY

                                 BlackRock Financial          Vice Chairman & Director
                                 Management, Inc.
                                 New York, NY

Kevin M. Klingert, Managing      BlackRock Capital            Managing Director & Director
Director and Director            Management, Inc.
                                 Wilmington, DE

                                 BlackRock, Inc.              Managing Director
                                 New York, NY

                                 BlackRock Institutional      Managing Director & Director
                                 Management Corporation
                                 Wilmington, DE

                                 BlackRock Financial          Managing Director
                                 Management, Inc.
                                 New York, NY

John P. Moran, Managing          BlackRock Capital            Managing Director & Director
Director and Director            Management, Inc.
                                 Wilmington, DE

                                 BlackRock, Inc.              Managing Director
                                 New York, NY

                                 BlackRock Institutional      Managing Director & Director
                                 Management Corporation
                                 Wilmington, DE

                                 BlackRock Investments,       President
                                 Inc.
                                 New York, NY

Thomas H. Nevin, Managing        BlackRock Capital            Managing Director & Director
Director and Director            Management, Inc.
                                 Wilmington, DE

                                 BlackRock, Inc.              Managing Director
                                 New York, NY

                                 BlackRock Institutional      Managing Director & Director
                                 Management Corporation
                                 Wilmington, DE

                                 BlackRock Financial          Managing Director
                                 Management, Inc.
                                 New York, NY

Ralph L. Schlosstein,            BlackRock Provident          Chairman & President
President and Director           Institutional Funds
                                 Wilmington, DE

                                 BlackRock Capital            President & Director
                                 Management, Inc.
                                 Wilmington, DE

                                 BlackRock, Inc.              President & Director
                                 New York, NY

                                 BlackRock International,     President & Director
                                 Ltd.
                                 Edinburgh, Scotland

                                 BlackRock (Japan), Inc.      President & Director
                                 New York, NY

                                 BlackRock Investments,       Director
                                 Inc.
                                 New York, NY

                                 BlackRock Institutional      President & Director
                                 Management Corporation
                                 Wilmington, DE

                                 BlackRock Financial          President & Director
                                 Management, Inc.
                                 New York, NY

                  5.   BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION:

                       BlackRock Institutional Management Corporation ("BIMC") is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc. BIMC's principal business address is 100 Bellevue Parkway, Wilmington, DE 19809. BIMC is registered under the Investment Advisers Act of 1940 and serves as an investment adviser for registered investment companies. Information as to the directors and officers of BIMC is as follows:

NAME AND POSITION WITH BAI            OTHER COMPANY           POSITION WITH OTHER COMPANY
--------------------------            -------------           ---------------------------
Paul L. Audet, Director          BlackRock Provident          Treasurer
                                 Institutional Funds
                                 Wilmington, DE

                                 BlackRock Funds              Treasurer
                                 Wilmington, DE

                                 BlackRock Capital            Director
                                 Management, Inc.
                                 Wilmington, DE

                                 BlackRock Advisors, Inc.     Director
                                 Wilmington, DE

                                 BlackRock Financial          Chief Financial Officer &
                                 Management, Inc.             Managing Director
                                 New York, NY

                                 BlackRock (Japan), Inc.      Chief Financial Officer &
                                 New York, NY                 Managing Director

                                 BlackRock International,     Chief Financial Officer &
                                 Ltd.                         Managing Director
                                 Edinburgh, Scotland

                                 BlackRock, Inc.              Chief Financial Officer &
                                 New York, NY                 Managing Director

Laurence J. Carolan, Managing    BlackRock Capital            Managing Director & Director
Director and Director            Management, Inc.
                                 Wilmington, DE

                                 BlackRock, Inc.              Managing Director
                                 New York, NY

                                 BlackRock Advisors, Inc.     Managing Director & Director
                                 Wilmington, DE

Robert P. Connolly, Managing     BlackRock Capital            Managing Director, General
Director, General Counsel and    Management, Inc.             Counsel & Secretary
Secretary                        Wilmington, DE

                                 BlackRock, Inc.              Managing Director, General
                                 New York, NY                 Counsel & Secretary

                                 BlackRock International,     Managing Director, General
                                 Ltd.                         Counsel & Secretary
                                 Edinburgh, Scotland

                                 BlackRock (Japan), Inc.      Managing Director, General
                                 New York, NY                 Counsel & Secretary

                                 BlackRock Advisors, Inc.     Managing Director, General
                                 Wilmington, DE               Counsel & Secretary

                                 BlackRock Financial          Managing Director, General
                                 Management, Inc.             Counsel & Secretary
                                 New York, NY

                                 BlackRock Investments,       General Counsel & Secretary
                                 Inc.
                                 New York, NY

Laurence D. Fink, Chief          BlackRock Funds              President & Trustee
Executive Officer                Wilmington, DE

                                 BlackRock Capital            Chief Executive Officer
                                 Management, Inc.
                                 Wilmington, DE

                                 BlackRock, Inc.              Chairman & CEO
                                 New York, NY

                                 BlackRock International,     Chairman & CEO
                                 Ltd.
                                 Edinburgh, Scotland

                                 BlackRock (Japan), Inc.      Chairman & CEO
                                 New York, NY

                                 BlackRock Investments,       Chairman & CEO
                                 Inc.
                                 New York, NY

                                 BlackRock Advisors, Inc.     Chief Executive Officer
                                 Wilmington, DE

                                 BlackRock Financial          Chairman & CEO
                                 Management, Inc.
                                 New York, NY

Robert S. Kapito, Vice           BlackRock Capital            Vice Chairman & Director
Chairman and Director            Management, Inc.
                                 Wilmington, DE

                                 BlackRock International,     Vice Chairman & Director
                                 Ltd.
                                 Edinburgh, Scotland

                                 BlackRock, Inc.              Vice Chairman
                                 New York, NY

                                 BlackRock Advisors, Inc.     Vice Chairman & Director
                                 Wilmington, DE

                                 BlackRock (Japan), Inc.      Vice Chairman & Director
                                 New York, NY

                                 BlackRock Investments,       Director
                                 Inc.
                                 New York, NY

                                 BlackRock Financial          Vice Chairman & Director
                                 Management, Inc.
                                 New York, NY

Kevin M. Klingert, Managing      BlackRock Capital            Managing Director & Director
Director and Director            Management, Inc.
                                 Wilmington, DE

                                 BlackRock, Inc.              Managing Director
                                 New York, NY

                                 BlackRock Advisors, Inc.     Managing Director & Director
                                 Wilmington, DE

                                 BlackRock Financial          Managing Director
                                 Management, Inc.
                                 New York, NY

John P. Moran, Managing          BlackRock Capital            Managing Director & Director
Director and Director            Management, Inc.
                                 Wilmington, DE

                                 BlackRock, Inc.              Managing Director
                                 New York, NY

                                 BlackRock Advisors, Inc.     Managing Director & Director
                                 Wilmington, DE

                                 BlackRock Investments,       President
                                 Inc.
                                 New York, NY

Thomas H. Nevin, Managing        BlackRock Capital            Managing Director & Director
Director and Director            Management, Inc.
                                 Wilmington, DE

                                 BlackRock, Inc.              Managing Director
                                 New York, NY

                                 BlackRock Advisors, Inc.     Managing Director & Director
                                 Wilmington, DE

                                 BlackRock Financial          Managing Director
                                 Management, Inc.
                                 New York, NY

Ralph L. Schlosstein,            BlackRock Provident          Chairman & President
President and Director           Institutional Funds
                                 Wilmington, DE

                                 BlackRock Capital            President & Director
                                 Management, Inc.
                                 Wilmington, DE

                                 BlackRock, Inc.              President & Director
                                 New York, NY

                                 BlackRock International,     President & Director
                                 Ltd.
                                 Edinburgh, Scotland

                                 BlackRock (Japan), Inc.      President & Director
                                 New York, NY

                                 BlackRock Investments,       Director
                                 Inc.
                                 New York, NY

                                 BlackRock Advisors, Inc.     President & Director
                                 Wilmington, DE

                                 BlackRock Financial          President & Director
                                 Management, Inc.
                                 New York, NY

                  6.   CAPITAL GUARDIAN TRUST COMPANY:

                       The sole business activity f Capital Guardian Trust Company, 333 S. Hope St., 55th Floor, Los Angeles, California 90071-1447 (the "Adviser") is to serve as an investment adviser. The Adviser is registered under the Investment Adviser's Act of 1940. Information as to the trustees and officers of the Adviser is as follows:

NAME AND POSITION WITH ADVISER         OTHER COMPANY             POSITION WITH OTHER COMPANY
------------------------------         -------------             ---------------------------
Andrew B. Francis, Director &    Capital International          Director, President and Research
President                        Research, Inc.                 Director

Michael D. Beckman, Director     The Capital Group              Director
& Sr. V.P.                       Companies & Capital
                                 Guardian Trust Company
                                 of Nevada

                                 Capital International Asset    Director & President
                                 Management, Inc.

                                 Capital International          Director, President & Treasurer
                                 Financial Services, Inc.

                                 Capital International Asset    Chief Financial Officer &
                                 Management (Canada),           Secretary
                                 Inc.

                                 Capital Group                  Senior Vice President
                                 International, Inc.

Michael R. Ericksen, Director    Capital International          Director & President
& Sr. V.P.                       Limited

David I. Fisher, Director &      Capital International, Inc.    Director & Vice Chairman
Chairman                         & Capital International
                                 Limited

                                 Capital Group                  Director & Chairman
                                 International, Inc.

                                 Capital International          Director & President
                                 Limited (Bermuda)

                                 The Capital Group              Director
                                 Companies, Inc., Capital
                                 International Research,
                                 Inc., & Capital Group
                                 Research, Inc.

Nancy J. Kyle, Director & Sr.    Capital Guardian (Canada),     Director & President
V.P.                             Inc.

Karin L. Larson, Director        Capital Group Research,        Director, Chairperson & President
                                 Inc.

                                 Capital International          Director & Chairperson
                                 Research, Inc.

James R. Mullaly, Director &     Capital International          Senior Vice President
Sr. V.P.                         Limited

Jason M. Pilalas, Director       Capital International          Senior Vice President
                                 Research, Inc.

Robert E. Ronus, Director &      Capital Guardian (Canada),     Director & Chairman
Vice Chairman                    Inc.

                                 The Capital Group              Director & Non-Executive
                                 Companies, Inc.                Chairman

                                 Capital Group                  Director
                                 International, Inc.

                                 Capital International, Inc.,   Senior Vice President
                                 Capital International
                                 Limited & Capital
                                 International S.A.

Theodore R. Samuels, Director    Capital Guardian Trust         Director
& Sr. V.P.                       Company, a Nevada
                                 Corporation

Lionel A. Sauvage, Director &    Capital International, Inc.    Sr. V.P.
Sr. V.P.

                                 Capital International          Director
                                 Research, Inc.

John H. Seiter, Director &       The Capital Group              Director
Executive V.P.                   Companies

Eugene P. Stein, Director &      The Capital Group              Director
Executive V.P. & Vice            Companies, Inc.
Chairman

Shaw B. Wagener, Director        The Capital Group              Director
                                 Companies, Inc. & Capital
                                 International Management
                                 Company S.A.

                                 Capital International, Inc.    Director & Chairman

                                 Capital Group                  Director & Sr. V.P.
                                 International, Inc.

Peter C. Kelly, Director, Sr.    Capital International, Inc.    Director, Sr. V.P., Sr. Counsel &
V.P. & Sr. Counsel                                              Secretary

                                 Capital International          Director
                                 Emerging Markets Fund

Shelby Notkin, Director, Sr.     Capital Guardian Trust         Director
V.P. & Chairman of PIM           Company, a Nevada
Division                         Corporation

Alan J. Wilson, Director and     Capital International          Director, Executive V.P. &
V.P.                             Research, Inc.                 Research Director (U.S.)

Lawrence R. Solomon,             Capital International          Sr. V.P.
Director & V.P.                  Research, Inc.

                                 Capital Management             Director
                                 Services, Inc.

                  7.   DELAWARE INTERNATIONAL ADVISERS LIMITED:

                       The sole business activity of Delaware International Advisers Limited, 80 Cheapside, London, United Kingdom, EC2V 6EE (the "Adviser") is to serve as an investment adviser. The Adviser is registered under the Investment Adviser's Act of 1940. Information as to the directors and officers of the Adviser is as follows:

NAME AND POSITION WITH
       ADVISER                         OTHER COMPANY            POSITION WITH OTHER COMPANY
----------------------------           -------------            ---------------------------
John C. E. Campbell, Director    The following series of      Executive Vice President/Global
                                 Delaware Management          Marketing & Client Services
                                 Business Trust:

                                 -    Delaware Lincoln
                                      Advisers

                                 -    Delaware
                                      Management
                                      Company

                                 -    Delaware Investment
                                      Advisers

                                 -    Vantage Investment
                                      Advisers

David K. Downes, Director        Delaware International       Director
                                 Holdings, Ltd.

                                 Delaware Management          Trustee, Executive Vice
                                 Business Trust               President, Chief Operating
                                                              Officer and Chief Financial
                                                              Officer

                                 Delaware Management          President
                                 Company series of Delaware
                                 Management Business Trust

                                 The following series of      Executive Vice President, Chief
                                 Delaware Management          Operating Officer and Chief
                                 Business Trust:              Financial Officer

                                 -    Delaware Lincoln
                                      Advisers

                                 -    Delaware Investment
                                      Advisers

                                 -    Vantage Investment
                                      Advisers

                                 Delaware Management          Executive Vice President, Chief
                                 Holdings, Inc.               Operating Officer and Chief
                                                              Financial Officer

                                 Delaware Capital             Director, President and Chief
                                 Management, Inc.             Executive Officer

                                 Retirement Financial         Director and Chairman
                                 Services, Inc.

                                 Delaware Management          Director and Chairman
                                 Trust Company

                                 Delaware Distributors,       Director, Executive Vice
                                 L.P.                         President, Chief Operating
                                                              Officer and Chief Financial
                                                              Officer

                                 Delaware Service             Director, Chairman, President and
                                 Company, Inc.                Chief Executive Officer

                                 Lincoln National             Director, Executive Vice
                                 Investment Companies,        President, Chief Operating
                                 Inc.                         Officer and Chief Financial
                                                              Officer

David G. Tilles, Managing        Delaware International       Executive Vice President
Director and Chief Investment    Holdings Ltd.
Officer

                  8.   DRESDNER RCM GLOBAL INVESTORS, LLC:

                       The sole business activity of Dresdner RCM Global Investors, LLC, 4 Embarcadero Ctr., San Francisco, California 94111 (the "Adviser") is to serve as an investment adviser. The Adviser is registered under the Investment Adviser's Act of 1940. The general and limited partners have not held any positions with other companies during the last two fiscal years.

                  9.   EQUINOX CAPITAL MANAGEMENT, LLC:

                       The sole business activity of Equinox Capital Management, LLC, 590 Madison Ave., 41st Floor, New York, New York 10022 (the "Adviser") is to serve as an investment adviser. The Adviser is registered under the Investment Adviser's Act of 1940. Information as to the trustees and officers of the Adviser is as follows:

NAME AND POSITION WITH ADVISER       OTHER COMPANY         POSITION WITH OTHER COMPANY
------------------------------       -------------         ---------------------------
Wendy D. Lee, CEO                         None                         N/A

Ronald J. Ulrich, Chairman &              None                         N/A
CIO

                  10.  GENESIS ASSET MANAGERS LIMITED:

                       The sole business activity of Genesis Asset Managers Limited, 21 Knightsbridge, London, England SWIXN7LY (the "Adviser") is to serve as an investment adviser. The Adviser is registered under the Investment Adviser's Act of 1940. The partners and officers have not held any positions with other companies during the last two fiscal years.

                  11.  GOLDMAN SACHS ASSET MANAGEMENT:

                       Prior to the end of April, 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co., served as sub-adviser to the Registrant's Medium-Duration Bond Fund. On or about April 26, 2003, Goldman Sachs Asset Management, L.P. ("GSAM") assumed Goldman Sachs Asset Management's investment advisory responsibilities for the Fund The principal business address of GSAM is 32 Old Slip, New York, New York 10005. GSAM is an investment adviser registered under the Advisers Act. Information as to the directors and officers of the Adviser is as follows:

NAME AND POSITION WITH
       ADVISER                         OTHER COMPANY             POSITION WITH OTHER COMPANY
------------------------------         -------------             ---------------------------
Henry M. Paulson, Jr.,                The Goldman Sachs          Chairman, Chief Executive
Managing Director                     Group, Inc.                Officer and Director

Robert J. Hurst, Managing             The Goldman Sachs          Vice Chairman and Director
Director                              Group, Inc.

John A. Thain, Managing               The Goldman Sachs          President, Co-Chief Operating
Director                              Group, Inc.                Officer and Director

John L. Thornton, Managing            The Goldman Sachs          President, Co-Chief Operating
Director                              Group, Inc.                Officer and Director

Philip D. Murphy, Managing            None                       N/A
Director and Co-Head
Investment Management
Division

David W. Blood, Managing              Goldman Sachs Asset        Director
Director and Co-Head (Asset           Management International
Management Group)

Peter S. Kraus, Managing              None                       N/A
Director and Co-Head
Investment Management
Division

                  12.  HIGH ROCK CAPITAL LLC:

                       The sole business activity of High Rock Capital LLC 28 State Street, 18th Floor, Boston, MA 02109 (the "Adviser") is to serve as an investment adviser. The Adviser is registered under the Investment Adviser's Act of 1940. High Rock Capital LLC is a wholly owned subsidiary of High Rock Asset Management LLC, a Delaware limited liability company ("HRAM"). HRAM is registered under the Investment Adviser's Act of 1940. David Diamond is the sole member and manager of HRAM. Information as to the trustees and officers of the Adviser is as follows:

NAME AND POSITION WITH
       ADVISER                         OTHER COMPANY       POSITION WITH OTHER COMPANY
------------------------------         -------------       ---------------------------
David Diamond, CFA,                   High Rock Asset     President/Managing Member
President/Managing Member             Management LLC

Edward J. McDonald, Vice President;   High Rock Asset     Vice President; Senior Equity
Senior Equity Trader                  Management LLC      Trader

William Wiese III, CFA, Vice          High Rock Asset     Vice President, Analyst, Portfolio
President; Analyst; Portfolio         Management LLC      Manager
Manager

Alan Diamond, Vice                    High Rock Asset     Vice President; Trader
President; Trader                     Management LLC

Steven Wilner, Vice                   High Rock Asset     Vice President, Client Services &
President, Client Services &          Management LLC      Operations
Operations

Bradford Evans, CFA, Vice             High Rock Asset     Vice President; Analyst
President; Analyst                    Management LLC

                  13.  LOOMIS, SAYLES & COMPANY, L.P.

                       Loomis, Sayles & Company, L.P., ("Loomis Sayles"), the investment sub-advisor of the Registrant, provides investment advice to the nine series of Loomis Sayles Investment Trust, thirteen series of Loomis Sayles Funds and to other registered investment companies, organizations, and individuals. The sole general partner of Loomis Sayles is Loomis, Sayles & Company, Inc., One Financial Center, Boston, Massachusetts 02111. Information as to the directors and officers is as follows:

NAME AND POSITION WITH
       ADVISER                        OTHER COMPANY                     POSITION WITH OTHER COMPANY
------------------------------        -------------                     ---------------------------
Robert J. Blanding, CEO of            None                              N/A
Loomis Sayles

Kevin P. Charleston, CFO of           None                              N/A
Loomis Sayles

Sandra P. Tichenor, Chief             None                              N/A
Legal Officer of Loomis
Sayles

Daniel J. Fuss, Director of           None                              N/A
Loomis Sayles

Donald P. Ryan, Chief                 None                              N/A
Compliance Officer of Loomis
Sayles

                  14.  MONTGOMERY ASSET MANAGEMENT LLC

                       Montgomery Asset Management LLC, a Delaware limited liability company, is a registered investment adviser and offers investment management services to investment companies and other types of investors. The partners and officers have not held any positions with other companies during the last two fiscal years.

                  15.  NORTHERN TRUST INVESTMENTS, INC.:

                       The sole business activity of Northern Trust Investments, Inc. 181 W. Madison, Chicago, Illinois 60675 (the "Adviser") is to serve as an investment adviser. The Adviser is registered under the Investment Adviser's Act of 1940. Information as to the trustees and officers of the Adviser is as follows:

NAME AND POSITION WITH
       ADVISER                             OTHER COMPANY         POSITION WITH OTHER COMPANY
-----------------------                    -------------         ---------------------------
Carl J. Domino, Director,             None                        N/A
Senior Vice President &
Portfolio Manager

Orie Dudley, Director &               None                        N/A
Executive Vice President

John B. Leo, Senior Vice              Northern Trust Company     Senior Vice President
President

Glenn T. Migliozzi, Senior            Northern Trust Company     Senior Vice President
Vice President

Stephen B. Timbers, Director,         Northern Trust Global      President
CEO and President                     Investments, Inc.

                                      Northern Trust Global
                                      Advisors                   Chairman and CEO

Terence J. Toth, Senior Vice          Northern Trust Company     Senior Vice President
President

                  16.  NUMERIC INVESTORS L.P.:

                       The sole business activity of Numeric Investors L.P. (the "Adviser") is to serve as an investment adviser. The Adviser is registered under the Investment Adviser's Act of 1940. Information as to the trustees and officers of the Adviser is as follows:

NAME AND POSITION WITH
       ADVISER                           OTHER COMPANY          POSITION WITH OTHER COMPANY
----------------------                   -------------          ---------------------------
Langdon B. Wheeler,                   None                       N/A
President and Chief
Investment Officer

Raymond J. Joumas,                    None                       N/A
Managing Director and Chief
Financial Officer

Robert E. Furdak, Managing            None                       N/A
Director

Edward R. Goldfarb,                   None                       N/A
Managing Director and
Director of Marketing and
Client Service

Shannon Vanderhooft,                  None                       N/A
Managing Director

Arup Datta, Managing                  None                       N/A
Director

Andrei B. Pokrovsky,                  None                       N/A
Managing Director

Shanta Puchtler, Managing             None                       N/A
Director

Strategic Investment                  Strategic Investment       Hilda Ochoa, President
Partners, Limited Partner             Partners

Strategic Investment                  Strategic Investment       Hilda Ochoa, President
Management, Limited                   Management
Partner

GML Corporation, Limited              GML Corporation            Marc E. Leland, Officer
Partner

John C. Bogle, Jr., Limited           Bogle Asset Management     President
Partner (and former
employee)

Mark Engerman, Limited                Newton Preparatory High      Mathematics Teacher
Partner (and former                   School
employee)

Richard J. Harjes, Limited            Citadel Investment           Research Staff
Partner (and former
employee)

                  17.  OECHSLE INTERNATIONAL ADVISORS LLC:

                       The sole business activity of Oechsle International Advisors LLC, One International Place, Boston, Massachusetts 02110 (the "Adviser") is to serve as an investment adviser. The Adviser is registered under the Investment Adviser's Act of 1940. Information as to the trustees and officers of the Adviser is as follows:

NAME AND POSITION WITH
       ADVISER                          OTHER COMPANY              POSITION WITH OTHER COMPANY
----------------------                  -------------              ---------------------------
Singleton Keesler,                    Oechsle Group, LLC         Managing Principal and CIO
CIO/Executive Managing
Principal

Stephen P. Langer, Director of        Oechsle Group, LLC         Managing Principal and Director
Marketing/Executive                                              of Marketing
Managing Principal

Warren R. Walker, Executive           Oechsle Group, LLC         Managing Principal
Managing Principal

Lawrence S. Roche,                    Oechsle Group, LLC         Managing Principal and COO
COO/Executive Managing
Principal

                  18.  PACIFIC INVESTMENT MANAGEMENT COMPANY LLC:

                       The address of PIMCO is 840 Newport Center Drive, Newport Beach, CA 92260. The address of Allianz Dresdner Asset Management of America L.P. is 888 San Clemente Drive, Suite 100, Newport Beach, CA 92660. The directors and officers of PIMCO and their business and other connections are as follows:

       NAME                       BUSINESS AND OTHER CONNECTIONS
       ----                       ------------------------------
Ahto, Laura A.           Senior Vice President, PIMCO and PIMCO Europe Limited

Arnold, Tamara J.        Executive Vice President, PIMCO

Asay, Michael R.         Executive Vice President, PIMCO

Baker, Brian P.          Senior Vice President, PIMCO and PIMCO Asia PTE Limited

Beaumont, Stephen B.     Senior Vice President, PIMCO

Benz II, William R.      Managing Director and Executive Committee Member, PIMCO

Beyer, Nicolette         Vice President, PIMCO and PIMCO Europe Limited

Bhansali, Vineer         Executive Vice President, PIMCO

Bishop, Gregory A.       Senior Vice President, PIMCO; Vice President, PIMCO
                         Variable Insurance Trust

Borneleit, Adam          Vice President, PIMCO

Brittain, W.H. Bruce     Senior Vice President, PIMCO

Brown, Erik C.           Vice President, PIMCO; Assistant Treasurer, the Trust,
                         PIMCO Variable Insurance Trust, PIMCO Commercial Mortgage
                         Securities Trust, Inc., PIMCO Funds: Multi-Manager
                         Series, and PIMCO Strategic Global Government Fund, Inc.

Brynjolfsson, John B.    Managing Director, PIMCO

Burns, R. Wesley         Managing Director, PIMCO; President and Trustee of the
                         Trust and PIMCO Variable Insurance Trust; President and
                         Director of PIMCO Commercial Mortgage Securities Trust,
                         Inc.; Director, PIMCO Funds: Global Investors Series plc
                         and PIMCO Global Advisors (Ireland) Limited; Senior Vice
                         President, PIMCO Strategic Global Government Fund, Inc.

Burton, Kirsten          Vice President, PIMCO

Callin, Sabrina C.       Senior Vice President, PIMCO; Vice President, StocksPLUS
                         Management, Inc.

Clark, Marcia K.         Vice President, PIMCO

Conseil, Cyrille R.      Senior Vice President, PIMCO

Cullinan, William E.     Vice President, PIMCO

Cummings, Doug           Vice President, PIMCO

Cummings, John B.        Vice President, PIMCO

Cupps, Wendy W.          Executive Vice President, PIMCO

Dada, Suhail             Vice President, PIMCO

Danielson, Brigitte      Vice President, PIMCO

Dawson, Craig A.         Vice President, PIMCO

Dialynas, Chris P.       Managing Director, PIMCO

Dorff, David J.          Senior Vice President, PIMCO

Dow, Michael G.          Senior Vice President, PIMCO and the Trust

Dunn, Anita              Vice President, PIMCO

Durham, Jennifer E.      Vice President, PIMCO

Easterday, Jeri A.       Vice President, PIMCO

Eberhardt, Michael       Vice President, PIMCO and PIMCO Europe Limited

El-Erian, Mohamed A.     Managing Director, PIMCO; Senior Vice President, PIMCO
                         Strategic Global Government Fund, Inc.

Ellis, Edward L.         Vice President, PIMCO

Estep, Bret W.           Vice President, PIMCO

Evans, Stephanie D.      Vice President, PIMCO

Fields, Robert A.        Vice President, PIMCO

Fisher, Marcellus M.     Vice President, PIMCO

Foss, Kristine L.        Vice President, PIMCO

Fournier, Joseph A.      Vice President, PIMCO and PIMCO Asia PTE Limited

Foxall, Julian           Vice President, PIMCO and PIMCO Australia Pty Limited

Frisch, Ursula T.        Senior Vice President, PIMCO

Fulford III, Richard F.  Vice President, PIMCO

Gagne, Darius            Senior Vice President, PIMCO

Garbuzov, Yuri P.        Vice President, PIMCO

Gleason, George Steven   Vice President, PIMCO

Goldman, Stephen S.      Senior Vice President, PIMCO and PIMCO Europe Limited

Gore, Gregory T.         Vice President, PIMCO

Graber, Gregory S.       Vice President, PIMCO

Greer, Robert J.         Vice President, PIMCO

Gross, William H.        Managing Director and Executive Committee Member,
                         PIMCO; Director and Vice President, StocksPLUS
                         Management, Inc.; Senior Vice President of the Trust
                         and PIMCO Variable Insurance Trust

Gupta, Shailesh          Vice President, PIMCO

Hague, John L            Managing Director, PIMCO

Hally, Gordon C.         Executive Vice President, PIMCO

Hamalainen, Pasi M.      Managing Director, PIMCO; Senior Vice President, PIMCO
                         Strategic Global Government Fund, Inc.

Hardaway, John P.        Senior Vice President, PIMCO; Treasurer, the Trust,
                         PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO
                         Variable Insurance Trust, PIMCO Funds: Multi-Manager
                         Series and PIMCO Strategic Global Government Fund, Inc.

Harris, Brent R.         Managing Director and Executive Committee Member,
                         PIMCO; Director and Vice President, StocksPLUS
                         Management, Inc.; Trustee and Chairman of the Trust and
                         PIMCO Variable Insurance Trust; Director and Chairman,
                         PIMCO Commercial Mortgage Securities Trust, Inc.;
                         Chairman and President, PIMCO Strategic Global
                         Government Fund, Inc.

Harumi, Kazunori         Vice President, PIMCO and PIMCO Japan Limited

Hastings, Arthur J.      Vice President, PIMCO

Hayes, Ray C.            Senior Vice President, PIMCO; Vice President, the Trust

Hinman, David C.         Executive Vice President, PIMCO

Hodge, Douglas M.        Managing Director, PIMCO and PIMCO Asia Pacific

Holden, Brent L.         Managing Director, PIMCO

Holloway, Dwight         Senior Vice President, PIMCO and PIMCO Europe Limited
F., Jr.

Horsington, Simon        Vice President, PIMCO and PIMCO Europe Limited

Hudoff, Mark T.          Executive Vice President, PIMCO and PIMCO Europe
                         Limited

Hudson, James            Vice President, PIMCO and PIMCO Europe Limited

Isberg, Margaret E.      Managing Director, PIMCO; Senior Vice President, the
                         Trust

Ivascyn, Daniel J.       Senior Vice President, PIMCO, PIMCO Commercial Mortgage
                         Securities Trust, Inc., and PIMCO Strategic Global
                         Government Fund, Inc.

Jacobs IV, Lew W.        Senior Vice President, PIMCO

Johnson, Elissa M.       Vice President, PIMCO and PIMCO Europe Limited

Johnstone, Jim           Vice President, PIMCO and the Trust

Kawamura, Kenji          Vice President, PIMCO and PIMCO Japan Limited

Kelleher III, Thomas J.  Vice President, PIMCO and the Trust

Keller, James M.         Managing Director, PIMCO

Kennedy, Raymond         Managing Director, PIMCO
G., Jr.

Kido, Masahiro           Vice President, PIMCO and PIMCO Japan Limited

Kiesel, Mark R.          Executive Vice President, PIMCO

Kirkbaumer, Steven P.    Senior Vice President, PIMCO; Vice President, PIMCO
                         Variable Insurance Trust

Kondo, Tetsuro           Vice President, PIMCO and PIMCO Japan Limited

Lackey, Warren M.        Vice President, PIMCO

Larsen, Henrik P.        Vice President, PIMCO, the Trust, PIMCO Commercial
                         Mortgage Securities Trust, Inc., PIMCO Variable
                         Insurance Trust, PIMCO Funds: Multi-Manager Series, and
                         PIMCO Strategic Global Government Fund, Inc.

Lehavi, Yanay            Vice President, PIMCO

Lindgren, Peter L.       Senior Vice President, PIMCO and PIMCO Europe Limited

Loftus, John S.          Managing Director, PIMCO; Senior Vice President, the
                         Trust; Vice President and Assistant Secretary,
                         StocksPLUS Management, Inc.

Low, Aaron               Vice President, PIMCO and PIMCO Asia PTE Limited

Lown, David C.           Executive Vice President, PIMCO

Ludwig, Jeffrey T.       Senior Vice President, PIMCO

Makinoda, Naoto          Vice President, PIMCO and PIMCO Japan Limited

Mallegol, Andre J.       Vice President, PIMCO and the Trust

Mariappa, Sudesh N.      Managing Director, PIMCO

Martin, Scott W.         Vice President, PIMCO

Martini, Michael E.      Senior Vice President, PIMCO

Masanao, Tomoya          Senior Vice President, PIMCO and PIMCO Japan Limited

Mather, Scott A.         Executive Vice President, PIMCO; Senior Vice President,
                         PIMCO Commercial Mortgage Securities Trust, Inc.

Matsui, Akinori          Senior Vice President, PIMCO and PIMCO Japan Limited

Mayuzumi, Sugako         Vice President, PIMCO and PIMCO Japan Limited

McCann, Patrick Murphy   Vice President, PIMCO

McCray, Mark V.          Executive Vice President, PIMCO

McCulley, Paul A.        Managing Director, PIMCO

McDevitt, Joseph E.      Executive Vice President, PIMCO; Director and Chief
                         Executive Officer, PIMCO Europe Limited

Meehan, James P., Jr.    Senior Vice President, PIMCO

Meiling, Dean S.         Managing Director, PIMCO; Vice President, PIMCO
                         Commercial Mortgage Securities Trust, Inc.; Director,
                         PIMCO Funds: Global Investors Series plc and PIMCO
                         Global Advisors (Ireland) Limited

Metsch, Mark E.          Vice President, PIMCO

Mewbourne, Curtis A.     Senior Vice President, PIMCO

Miller, John M.          Vice President, PIMCO

Miller, Kendall P., Jr.  Vice President, PIMCO

Millimet, Scott A.       Vice President, PIMCO

Mitchell, Gail           Vice President, PIMCO

Moll, Jonathan D.        Executive Vice President, PIMCO

Monson, Kirsten S.       Executive Vice President, PIMCO

Moriguchi, Masabumi      Vice President, PIMCO and PIMCO Japan Limited

Muzzy, James F.          Managing Director, PIMCO; Director and Vice President,
                         StocksPLUS Management, Inc.; Senior Vice President,
                         PIMCO Variable Insurance Trust; Vice President, the
                         Trust

Nercessian, Terence Y.   Vice President, PIMCO

Norris, John F.          Vice President, PIMCO

Nguyen, Vinh T.          Controller, PIMCO; Vice President and Controller,
                         Allianz Dresdner Asset Management of America L.P.,
                         Cadence Capital Management LLC, Cadence Capital
                         Management, Inc., NFJ Investment Group L.P., NFJ
                         Management, Inc., StocksPLUS Management, Inc., PIMCO
                         Advisors Distributors LLC, PIMCO Advisors Advertising
                         Agency, Inc., Oppenheimer Group, Inc., PIMCO Global
                         Advisors LLC, PIMCO Equity Advisors LLC, PIMCO Equity
                         Partners LLC, Nicholas Applegate Holdings LLC,
                         Oppenheimer Capital LLC, OCC Distributors LLC, OpCap
                         Advisors LLC, Allianz Hedge Fund Partners L.P., PIMCO
                         Advisors Managed Accounts LLC, and Allianz Private
                         Client Services LLC

O'Connell, Gillian       Vice President, PIMCO and PIMCO Europe Limited

Okamura, Shigeki         Vice President, PIMCO and PIMCO Japan Limited

Okun, Ric                Vice President, PIMCO

Ongaro, Douglas J.       Senior Vice President, PIMCO; Vice President, the Trust

Otterbein, Thomas J.     Executive Vice President, PIMCO

Palghat, Kumar N.        Senior Vice President, PIMCO and PIMCO Australia Pty
                         Limited

Pan, Evan T.             Vice President, PIMCO and PIMCO Japan Limited

Pardi, Peter Paul        Senior Vice President, PIMCO and PIMCO Europe Limited

Paulson, Bradley W.      Senior Vice President, PIMCO

Perez, Keith             Vice President, PIMCO

Pflug, Bruce             Senior Vice President, PIMCO

Phansalker, Mohan V.     Executive Vice President, Chief Legal Officer and
                         Assistant Secretary, PIMCO; Secretary, StocksPLUS
                         Management, Inc.

Philipp, Elizabeth M.    Senior Vice President, PIMCO

Pittman, David J.        Vice President, PIMCO and the Trust

Podlich III, William F.  Managing Director, PIMCO

Porterfield, Mark        Senior Vice President, PIMCO

Powers, William C.       Managing Director and Executive Committee Member,
                         PIMCO; Senior Vice President, PIMCO Commercial Mortgage
                         Securities Trust, Inc.

Prince, Jennifer L.      Vice President, PIMCO

Ravano, Emanuele         Executive Vice President, PIMCO and PIMCO Europe
                         Limited

Reimer, Ronald M.        Vice President, PIMCO

Reisz, Paul W.           Vice President, PIMCO

Repoulis, Yiannis        Vice President, PIMCO and PIMCO Europe Limited

Rodgerson, Carol E.      Vice President, PIMCO

Rodosky, Stephen A.      Vice President, PIMCO

Romano, Mark A.          Senior Vice President, PIMCO; Vice President, the Trust

Roney, Scott L.          Senior Vice President, PIMCO

Rosiak, Jason R.         Vice President, PIMCO

Rowe, Cathy T.           Vice President, PIMCO

Ruthen, Seth R.          Senior Vice President, PIMCO

Sargent, Jeffrey M.      Senior Vice President, PIMCO, the Trust, PIMCO
                         Commercial Mortgage Securities Trust, Inc., PIMCO
                         Variable Insurance Trust, PIMCO Funds: Multi-Manager
                         Series, and PIMCO Strategic Global Government Fund,
                         Inc.

Schmider, Ernest L.      Managing Director and Secretary, PIMCO; Director,
                         StocksPLUS Management, Inc.; Senior Vice President,
                         PIMCO Strategic Global Government Fund, Inc.

Scholey, Leland T.       Senior Vice President, PIMCO and the Trust

Schucking, Ivor E.       Senior Vice President, PIMCO

Schulist, Stephen O.     Senior Vice President, PIMCO

Scibisz, Iwona E.        Vice President, PIMCO

Seliga, Denise C.        Senior Vice President, PIMCO

Sellers, Devin L.        Vice President, PIMCO

Shaler, Timothy L.       Vice President, PIMCO

Sharp, William E.        Vice President, PIMCO

Sheehy, Erica H.         Vice President, PIMCO

Simon, W. Scott          Executive Vice President, PIMCO

Spalding, Scott M.       Vice President, PIMCO and the Trust

Stauffer, Christina      Vice President, PIMCO

Takano, Makoto           Executive Vice President, PIMCO and PIMCO Japan Limited

Telish, Christine M.     Vice President, PIMCO

Theodore, Kyle J., Jr.   Senior Vice President, PIMCO

Thomas, Lee R.           Managing Director, PIMCO; Member, PIMCO Partners LLC.

Thompson, William S.     Chief Executive Officer, Managing Director and
                         Executive Committee Member, PIMCO; Director and
                         President, StocksPLUS Management, Inc.; Senior Vice
                         President, PIMCO Variable Insurance Trust; Vice
                         President, the Trust and PIMCO Commercial Mortgage
                         Securities Trust, Inc.

Thurston, Powell C.      Vice President, PIMCO

Tyson, Richard E.        Senior Vice President, PIMCO

Vallarta-Jordal,         Vice President, PIMCO
Maria-Theresa F.

Van de Zilver, Peter A.  Vice President, PIMCO

van Heel, Marc           Senior Vice President, PIMCO and PIMCO Europe Limited

Vendig, Tamara L.        Vice President, PIMCO

Weil, Richard M.         Managing Director and Chief Operating Officer, PIMCO

Willemsen, Michael J.    Vice President, PIMCO the Trust, PIMCO Variable
                         Insurance Trust, PIMCO Commercial Mortgage Securities
                         Trust, Inc., and PIMCO Strategic Global Government
                         Fund, Inc.

Wilson, Barry L.         Vice President, PIMCO

Wilson, John F.          Executive Vice President, PIMCO and PIMCO Australia Pty
                         Limited

Wilson, Susan L.         Executive Vice President, PIMCO

Wood, George H.          Executive Vice President, PIMCO

Worah, Mihir P.          Vice President, PIMCO

Wyman, Charles C.        Executive Vice President, PIMCO

Young, David             Senior Vice President, PIMCO and PIMCO Europe Limited
Yu, Cheng-Yuan           Senior Vice President, PIMCO

Zhu, Changhong           Executive Vice President, PIMCO

                  19.  PAYDEN & RYGEL:

                       During the two fiscal years ended December 31, 2002, Payden & Rygel has engaged principally in the business of providing investment services to institutional clients. During such period, the other substantial business, professions, vocations or employments of the directors and officers of Payden & Rygel have been as set forth below. The principle business address of such persons is 333 South Grand Avenue, Los Angeles, California 90071, except as otherwise indicated below.

NAME AND POSITION WITH ADVISER                                      OTHER EMPLOYMENT
------------------------------                                      ----------------
Joan A. Payden, President                                None
CEO and Director

Robin Creswell                                           Managing Director, Payden & Rygel Global Ltd.
Managing Principal

Edward S. Garlock                                        None
Managing Principal and Director

Asha B. Joshi                                            None
Managing Principal and Director

Brian W. Matthews                                        None
Managing Principal and Director

Christopher N. Orndorff                                  None
Managing Principal and Director

James P. Sarni                                           None
Managing Principal and Director

Mary Beth Syal                                           None
Managing Principal and Director

Scott J. Weiner                                          None
Managing Principal and Director

Laura K. Zimmerman                                       None
Managing Principal and Director

                  20.  PHILADELPHIA INTERNATIONAL ADVISORS, LP:

                       The sole business activity of Philadelphia International Advisors, LP, 1200 One Liberty Place, 1650 Market Street, Philadelphia, Pennsylvania 19103 (the "Adviser") is to serve as an investment adviser. The Adviser is registered under the Investment Adviser's Act of 1940. Information as to the partners of the Adviser is as follows:

NAME AND POSITION WITH
       ADVISER                     OTHER COMPANY               POSITION WITH OTHER COMPANY
----------------------             -------------               ---------------------------
Andrew Williams, CIO,        Germantown Friends School         Treasurer
General Partner

James Lobb, Partner          Riddle Memorial Hospital          Board Member

Rick Herman, Partner         Financial Analysts of             President
                             Philadelphia

                             Japan America Society of          Board Member
                             Greater Philadelphia

                  21.  PROVIDENT INVESTMENT COUNSEL, INC.:

                       The sole business activity of Provident Investment Counsel, Inc., 300 North Lake Ave. Penthouse, Pasadena, California 91101 (the "Adviser") is to serve as an investment adviser. The Adviser is registered under the Investment Adviser's Act of 1940. Information as to the trustees and officers of the Adviser is as follows:

                                                     OTHER BUSINESS AND CONNECTIONS DURING THE
NAME AND CURRENT POSITION WITH ADVISER                             PAST TWO YEARS
--------------------------------------               -----------------------------------------
John Meade Corby, Managing Director -                None
Portfolio Manager

Donald Edward Evenson, Jr., Managing                 None
Director, Director Large Cap Res.

Lauro Fernando Guerra, Managing Director             None

George Edward Handtmann, III, Executive              None
Managing Director

Jeffrey John Miller, Managing Director/Vice          None
Chairman, Secretary

Andrew Jonathan Pearl, Managing Director             Formerly a General Partner of Langham Street Capital
                                                     (3/01 - 4/02)

Larry Dee Tashjian, Executive Managing               None
Director, President & Chief Executive Officer

Harlan Holt Thompson, Managing Director              None

Frederick Brown Windle, Managing Director            None

Nicholas Adolph Blankl, Analyst                      None

Ned William Brines, Senior Vice President -          Formerly a Portfolio Manager at Roger Engemann & Assoc.
Research                                             (9/94 - 3/01)

Barry B. Burch, Analyst                              Formerly an Analyst at Dresdner RCM Global Investor
                                                     (7/97 - 8/01)

Randal Reginald Chin, Vice President -               Formerly Vice President - Research at Zero Gravity
Research                                             (3/00 - 6/01)

Angelica Kusar Clark, Senior Vice President,         None
Portfolio Manager

Clifton Alan Demarest, Senior Vice President -       None
Portfolio Manager

Derek Scott Derman, Vice President -                 None
Research

Michael D. Emery, Research Analyst                   Formerly a Research Analyst at Franklin Templeton
                                                     Investments (6/01 - 4/02) and a student (8/00 - 6/01)

Bruce Graham Kennedy, Senior Vice                    None
President, Director Fixed Income

James Michael Landreth, Senior Vice                  None
President - Research

Evelyn Dorian Lapham, Senior Vice President,         None
Portfolio Manager

Jeffrey Wei Lin, Vice President -                    Formerly CFO at Zaffire, Inc. (1/01 - 7/01)
Research

Gerald Su Yuen Lee, Vice President -                 None
Research

Scott T. Migliori, Senior Vice President -           None
Research

Daniel Ross Patterson, Vice President -              None
Portfolio Manager

Susan Perkins Stark, Vice President, Research        None

Todd Joseph Walklett, Vice President -               None
Portfolio Manager

Anne Elizabeth Westreich, Vice President -           None
Research

John Joohyun Yoon, Senior Vice President -           None
Research

                  22.  STW FIXED INCOME MANAGEMENT LTD:

                       STW Fixed Income Management Ltd, located at 200 East Carrillo Street, Suite 100, Santa Barbara, CA 93101 (the "Adviser"), has been a specialty bond manager since 1977. Investment-grade fixed income management is its only business. STW is a registered investment advisor under the US investment Advisers Act of 1940. In the United Kingdom, STW's wholly owned subsidiary, STW Fixed Interest Management Ltd., is authorized and regulated by the Financial Services Authority. STW complies with the requirements of the Bermuda Monetary Authority. Information as to the directors and officers of the Adviser is as follows:

NAME AND POSITION WITH
       ADVISER                      OTHER COMPANY               POSITION WITH OTHER COMPANY
----------------------              -------------               ---------------------------
William H. Williams,           STW Fixed Interest Management    Principal, President, Chief
Principal, President, Chief    Ltd.                             Executive Officer, Chief
Executive Officer, Chief                                        Investment Officer
Investment Officer

Edward H. Jewett, Principal,   STW Fixed Interest Management    Principal, Vice President,
Vice President, Assistant      Ltd.                             Assistant Secretary
Secretary

Elizabeth A. Vos, Principal,   STW Fixed Interest Management    Principal, Vice President, Chief
Vice President, Chief          Ltd.                             Financial Officer, Compliance
Operating Officer, Chief                                        Officer
Financial Officer, Chief
Compliance Officer

                  23.  TCW INVESTMENT MANAGEMENT COMPANY:

                       The TCW Group, Inc. is a subsidiary of Societe Generale Asset Management, S.A. (SGAM). SGAM is a wholly owned subsidiary of Societe Generale, S.A, a publicly held financial firm headquartered in Paris, France. The TCW Group principally includes the parent company, The TCW Group, Inc.; Trust Company of the West, an independent trust company chartered by the State of California; TCW Asset Management Company (TAMCO); and TCW Investment Management Company (TIMCO). Information as to the directors and officers of the Adviser is as follows:


EXECUTIVE MANAGEMENT OF
  THE TCW GROUP, INC                          OTHER COMPANY                POSITION WITH OTHER COMPANY
-----------------------                       -------------                ---------------------------
Robert A. Day, Chairman               Foley Timber & Land Co.              Director
and Chief Executive Officer

                                      Freeport McMoran Copper/Gold         Director

                                      McMoRan Exploration Co.              Director

                                      Synta Pharmaceuticals Corp.          Director

                                      Syntroleum Corporation               Director

Thomas E. Larkin, Vice                Children's Hospital of L.A.          Director
Chairman
                                      Hancock Park Capital II, L.P.        Advisory Board

                                      University of Notre Dame             Director

Marc I. Stern, President, The         Green Dot Capital PTE, Ltd.          Director
TCW Group, Inc.

                                      Qualcomm, Incorporated               Director

Alvin R. Albe, Jr., President,        Syntroleum Corporation               Director
TCW Investment Management
Company, Executive Vice
President, Chief Marketing
Officer

Robert D. Beyer, President,           American Restaurant Group            Director
Trust Company of the West,
Executive Vice President,
Chief Investment Officer

                                      Kroger Co., The                      Director

William C. Sonneborn,                 Yasuda Kasai Global Asset Mgt.       Director
Executive Vice President,
Chief Operating Officer

Patrick R. Pagni, Executive           Sys-Com Group                        Director
Vice President, Deputy to the
Chairman and CEO

     TCW CONCENTRATED CORE                                       POSITION WITH OTHER
            EQUITIES                  OTHER COMPANY                    COMPANY
     ---------------------            -------------              -------------------
Glen E. Bickerstaff, Managing         None                       None
Director, Senior Portfolio Manager

Brian M. Beitner, CFA,                None                       None
Managing Director, Portfolio
Manager

Leigh R. Crawford,                    None                       None
Managing Director, Portfolio
Manager

Craig C. Blum, CFA, Senior            None                       None
Vice President

Stephen A. Burlingame, Senior Vice    None                       None
President

                  24.  WALTER SCOTT & PARTNERS LIMITED:

                       The sole business activity of Walter Scott & Partners Limited, Millburn Tower, Gogar, Edinburgh, Scotland EH 129BS (the "Adviser") is to serve as an investment adviser. The Adviser is registered under the Investment Adviser's Act of 1940. Information as to the trustees an officers of the Adviser is as follows:

   NAME AND POSITION WITH
          ADVISER                   OTHER COMPANY               POSITION WITH OTHER COMPANY
   ----------------------           -------------               ---------------------------
Walter G. Scott, Chairman           None                        N/A

Alan McFarlane, Managing            None                        N/A
Director

John Clark, Non-Executive           None                        N/A
Director

Marilyn R. Harrison, Director       None                        N/A

Kenneth J. Lyall, Director          None                        N/A

James D. Smith, Director            None                        N/A

Pamela J. Maxton, Director          None                        N/A

Alistair Lyon-Dean, Company         None                        N/A
Secretary & Compliance
Officer

Sharon F. Bentley-Hamlyn, Director  None                        N/A

                  25.  WESTERN ASSET MANAGEMENT COMPANY:

                       The sole business activity of Western Asset Management Company, 117 E. Colorado Blvd, 6th Floor, Pasadena, California 91105 (the "Adviser") is to serve as an investment adviser. The Adviser is registered under the Investment Adviser" Act of 1940. The trustees and officers have not held any positions with other companies during the last two fiscal years.

                  26.  WESTPEAK INVESTMENT ADVISORS L.P.:

                       Westpeak Investment Advisors L.P., a Delaware limited partnership, is a registered investment adviser and offers investment management services to investment companies and other types of investors. The partners and officers have not held any positions with other companies during the last two fiscal years.

                  27.  TIMESQUARE CAPITAL MANAGEMENT:

                       The business activity of TimeSquare Capital Management, Four Times Square, 25th Floor, New York, New York 10036-9998 (the "Adviser") is to serve as an investment adviser and assist in the selection of investment advisers. The Adviser is registered under the Investment Adviser's Act of 1940. Information as to the trustees and officers of the Adviser is as follows:

NAME AND POSITION WITH      POSITIONS WITH THE ADVISER AND OTHER SUBSTANTIAL BUSINESS
      ADVISER                                    CONNECTIONS
----------------------      ---------------------------------------------------------
David P. Marks            Director and Chairman of the Board, TimesSquare; Chief
                          Investment Officer, CIGNA Retirement & Investment Services, a
                          division of CIGNA Corporation*; Director and President, CIGNA
                          Investments, Inc.*, CIGNA Financial Services, Inc.* and Global
                          Portfolio Strategies, Inc.*; Director and Managing Director,
                          CIGNA International Investment Advisors, Ltd.**; Chairman of
                          Investment Committee, Director and Senior Vice President,
                          Connecticut General Life Insurance Company***; previously
                          President and CEO, BondBook, LLC, NY, NY; President, CIO and
                          CEO, Aeltus Investment Management, Inc./ING Mutual

Daniel H. Sigg            Director, President, Managing Director, Chief Operating
                          Officer, TimesSquare; Director and Managing Director, CIGNA
                          International Investment Advisors, Ltd.**; Vice President,
                          Connecticut General Life Insurance Company.***

Jean H. Walker            Director and Senior Vice President-Finance, TimesSquare and
                          CIGNA Investments, Inc.*; Chief Financial Officer, CIGNA
                          Retirement & Investment Services, a division of CIGNA
                          Corporation***; Director, CIGNA International Investment
                          Advisors, Ltd.**, CIGNA Investment Group, Inc.*, CIGNA
                          Financial Services, Inc.*, CIGNA Financial Futures, Inc.* and
                          Global Portfolio Strategies, Inc.*; Director, Senior Vice
                          President, Member of Investment Committee and Actuary,
                          Connecticut General Life Insurance Company.***

Grant R. Babyak           Managing Director, TimesSquare; Vice President, Connecticut
                          General Life Insurance Company.***

Michael J. Bacevich       Managing Director, TimesSquare and CIGNA Investments, Inc.*;
                          Vice President, Connecticut General Life Insurance Company.***

Kevin D. Barry            Managing Director, TimesSquare

Yvette C. Bockstein       Managing Director, TimesSquare; Vice President, Connecticut
                          General Life Insurance Company.***

Ronald M. Bringewatt      Managing Director, TimesSquare

William C. Carlson        Managing Director, TimesSquare and CIGNA Investments, Inc.*;
                          Vice President, Connecticut General Life Insurance Company.***

Mary Louise Casey         Managing Director, TimesSquare; Director and Managing
                          Director, CIGNA Investments, Inc.*; Director, Global Portfolio
                          Strategies, Inc.*; Vice President-Derivatives, Connecticut
                          General Life Insurance Company***; previously Senior Managing
                          Director, TimesSquare and CIGNA Investments, Inc.*

Robert F. DeLucia         Managing Director, TimesSquare and CIGNA Investments, Inc.*;
                          Director, Global Portfolio Strategies, Inc.*

Ira Edelblum              Managing Director, TimesSquare; Vice President, CIGNA
                          Financial Futures, Inc.* and Connecticut General Life
                          Insurance Company.***

Robert Fair               Managing Director, TimesSquare and CIGNA Investments, Inc.*;
                          Vice President, Connecticut General Life Insurance Company.***

Richard H. Forde          Managing Director, TimesSquare and CIGNA Investments, Inc.*;
                          Member of Investment Committee, Director and Managing
                          Director, CIGNA International Investment Advisors, Ltd.**;
                          Director and Vice President, Global Portfolio Strategies,
                          Inc.*; Director, Member of Investment Committee and Senior
                          Vice President, Connecticut General Life Insurance Company***;
                          Chairman of the Board, President and Trustee, the Trusts;
                          previously Senior Managing Director, TimesSquare and CIGNA
                          Investments, Inc.*; President, CIGNA International Investment
                          Advisors, Ltd.**; President, Global Portfolio Strategies, Inc.*

Keith A. Gollenberg       Managing Director, TimesSquare and CIGNA Investments, Inc.*;
                          Vice President, Connecticut General Life Insurance Company***;
                          previously Assistant Vice President, Connecticut General Life
                          Insurance Company.***

Stephen Green             Managing Director, TimesSquare

Robert W. Justich         Managing Director, TimesSquare; Vice President, Connecticut
                          General Life Insurance Company.***

Aaron E. Kilberg          Managing Director, TimesSquare

Timothy J. Lord           Managing Director, TimesSquare; Vice President, CIGNA
                          Financial Futures, Inc.*

Anthony J. Pierson        Managing Director, TimesSquare and CIGNA Investments, Inc.*;
                          Vice President, Global Portfolio Strategies, Inc.*

Frank Sataline, Jr.       Managing Director, TimesSquare and CIGNA Investments, Inc.*;
                          Vice President, Connecticut General Life Insurance Company.***

John A. Shaw              Managing Director, TimesSquare and CIGNA Investments, Inc.*,
                          Vice President, Connecticut General Life Insurance Company.***

William A. Taylor         Managing Director, TimesSquare and CIGNA Investments, Inc.*

Victor J. Visockis, Jr.   Managing Director, TimesSquare and CIGNA Investments, Inc.*

Henry C. Wagner, III      Managing Director, TimesSquare and CIGNA Investments, Inc.*;
                          President, CIGNA Financial Futures, Inc.*

Deborah B. Wiacek         Managing Director, TimesSquare and CIGNA Investments, Inc.*

Jean M. Anderson          Senior Vice President, TimesSquare; Vice President, CIGNA
                          Investments, Inc.*

James S. Bungerz          Senior Vice President, TimesSquare

Richard H. Chase          Senior Vice President, TimesSquare; Managing Director, CIGNA
                          Investments, Inc.*; previously Managing Director, TimesSquare

John G. Eisele            Senior Vice President, TimesSquare; Managing Director, CIGNA
                          Investments, Inc.*; previously Managing Director, TimesSquare

Helen K. Frye             Senior Vice President, TimesSquare and CIGNA Investments,
                          Inc.*; Vice President, Connecticut General Life Insurance
                          Company.***

William J. Grady          Senior Vice President, TimesSquare; Managing Director, CIGNA
                          Investments, Inc.*; previously Managing Director, TimesSquare

Stephen Kindl             Senior Vice President, TimesSquare and CIGNA Investments, Inc.*

George Varga              Senior Vice President, TimesSquare; Managing Director, CIGNA
                          Investments, Inc.*; previously Managing Director, TimesSquare

Thomas P. Au              Vice President, TimesSquare and CIGNA Investments, Inc.*

Maryanne P. dePreaux      Vice President, TimesSquare and CIGNA Investments, Inc.*

Kim L. DiPietro           Vice President, TimesSquare and CIGNA Investments, Inc.*

Kenneth C. Duca           Vice President, TimesSquare

Weidong Huang             Vice President, TimesSquare

John Hurley               Vice President, TimesSquare and CIGNA Investments, Inc.*

Margaret Keeley           Vice President, TimesSquare

Paul T. Martin            Vice President, TimesSquare and CIGNA Investments, Inc.*

Jeffrey A. Nelson         Vice President, TimesSquare

Karen A. Nista            Vice President, TimesSquare and CIGNA Investments, Inc.*

Pamela S. Peck            Vice President, TimesSquare and CIGNA Investments, Inc.*

Thomas J. Podgorski       Vice President, TimesSquare and CIGNA Investments, Inc.*

Timothy F. Roberts        Vice President and Compliance Officer, TimesSquare and CIGNA
                          Investments, Inc.*; Vice President, International
                          Finance/Global Compliance, CIGNA Retirement & Investment
                          Services, a division of CIGNA Corporation*; Vice President -
                          Finance and Chief Compliance Officer, CIGNA International
                          Investment Advisors, Ltd.**; Director and Compliance Officer,
                          Global Portfolio Strategies, Inc.*

Stephen C. Stachelek      Vice President, TimesSquare and CIGNA Investments, Inc.*; Vice
                          President and Treasurer, CIGNA Investment Group, Inc.*; Vice
                          President, Connecticut General Life Insurance Company.***

Carlton C. Taylor         Vice President, TimesSquare

Pamela J. Thompson        Vice President, TimesSquare

William S. Woodsome       Vice President, TimesSquare and CIGNA Investments, Inc.*

Alfred A. Bingham III     Assistant Vice President, TimesSquare; Vice President and
                          Treasurer, the Trusts

Susan L. Cooper           Secretary, TimesSquare, CIGNA Investments, Inc.*, CIGNA
                          International Investment Advisors, Ltd.**, CIGNA Investment
                          Group, Inc.*, CIGNA Bank & Trust Company, FSB, CG Trust
                          Company*, Global Portfolio Strategies, Inc.*, CIGNA Financial
                          Services, Inc.* and CIGNA Financial Futures, Inc.*; Corporate
                          Secretary, Connecticut General Life Insurance Company***;
                          Assistant Corporate Secretary, CIGNA Corporation.****

*        280 Trumbull Street, Hartford, CT

**       Park House, 16 Finsbury Circus, London, England

***      900 Cottage Grove Road, Bloomfield, CT

****     One Liberty Place, 1650 Market Street, Philadelphia, PA

                  28.  WESTERN ASSET MANAGEMENT COMPANY, LTD:

                       The sole business activity of Western Asset Management Co LTD, 155 Bishopsgate, London, London, England EC2M3XG (the "Adviser") is to serve as an investment adviser. The Adviser is registered under the Investment Adviser's Act of 2940. The trustees and officers have not held any positions with other companies during the last two fiscal years.

                  29.  ALLIANCE CAPITAL MANAGEMENT, LP:

                       Alliance Capital Management, LP, a Delaware limited England corporation, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is as follow:

NAME AND POSITION WITH
       ADVISER                        OTHER COMPANY            POSITION WITH OTHER COMPANY
------------------------------        -------------            ---------------------------
Alliance Capital Management      None                         N/A
Holding L.P.
Limited Partner of Alliance
Capital

Alliance Capital Management      Alliance Capital             General Partner
Corporation ("ACMC")             Management Holding L.P.
General Partner of Alliance
Capital

The Equitable Life Assurance     None                         N/A
Society of the United States
("ELAS")
Parent of General Partner

AXA Financial, Inc. ("AXF")      None                         N/A
Parent of ELAS

David Remson Brewer, Jr.         ACMC                         Director/Executive Officer
Sr. Vice President & General
Counsel

Donald Hood Brydon               AXA Investment               Chairman & Chief Executive
Director                         Managers S.A.                Officer

Bruce William Calvert            AXA                          Director
Chairman of the Board &
CEO

                                 ELAS                         Director

                                 ACMC                         Director/Executive Officer

Henri de Castries                AXA                          Chairman, Management Board
Director

                                 ELAS                         Director

                                 AXF                          Chairman of the Board

                                 ACMC                         Director/Executive Officer

John Donato Carifa               ACMC                         Director/Executive Officer
President, COO, Director

Christopher M. Condron           AXF                          Director, President, Chief
Director                                                      Executive Officer

                                 ELAS                         Chairman, CEO

Denis Duverne                    AXA                          Group Executive Vice President
Director                                                      Finance, Control and Strategy

                                 ACMC                         Director/Executive Officer

Richard S. Dziadzio              ACMC                         Director/Executive Officer
Director

Alfred Harrison                  ACMC                         Director/Executive Officer
Vice Chairman/Director

Roger Hertog                     ACMC                         Director/Executive Officer
Vice Chairman/Director

Benjamin Duke Holloway           Continental Companies        Financial Consultant
Director

                                 ACMC                         Director

Robert Henry Joseph, Jr.         ACMC                         Director/Executive Officer
Senior Vice President, CFO

W. Edwin Jarmain                 Jarmain Group Inc.           President
Director

Lewis A. Sanders                 ACMC                         Director/Executive Officer
Vice Chairman, Chief
Investment Officer/Director

Peter J. Tobin                   St. John's University        Dean
Director                         Tobin College of Business
                                 Administration

Peter D. Noris                   AXF                          Executive Vice President, Chief
Director                                                      Investment Officer

                                 ELAS                         Executive Vice President, Chief
                                                              Investment Officer

                                 ACMC                         Director/Executive Officer

Gerald M. Lieberman              ACMC                         Director/Executive Officer
Executive Vice President,
Finance and Operations

Frank Savage                     Savage Holdings LLC          Chief Executive Officer
Director

                                 ACMC                         Director

Stanley B. Tulin                 AXF                          Vice Chairman & Chief Financial
Director                                                      Officer

                                 ACMC                         Director/Executive Officer

                                 ELAS                         Vice Chairman & CFO

Dave Harrel Williams             White Williams Private       Director
Chairman Emeritus                Equity Partners GmbH

                                 ACMC                         Director

Kathleen A. Corbet               ACMC                         Director/Executive Officer
Executive Vice President &
CEO, Alliance Fixed Income
Investors

Lorie Slutsky                    The New York Community       President
Director                         Trust

Andrew Adelson                   ACMC                         Executive Officer
Senior Vice President & Chief
Investment Officer

John Blundin                     ACMC                         Executive Officer
Executive Vice President

Marilyn Fedak                    ACMC                         Executive Officer
Senior Vice President & Chief
Investment Officer

Thomas S. Hexner                 ACMC                         Executive Officer
Executive Vice President

Michael Laughlin                 ACMC                         Executive Officer
Executive Vice President

Marc Mayer                       ACMC                         Executive Officer
Executive Vice President

James Reilly                     ACMC                         Executive Officer
Executive Vice President

Paul Rissman                     ACMC                         Executive Officer
Executive Vice President

Christopher Toub                 ACMC                         Executive Officer
Executive Vice President

Lisa Shalett                     ACMC                         Executive Officer
Chairman/CEO of Sanford C.
Bernstein

Item 27. PRINCIPAL UNDERWRITERS.

         (a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies:

                  AB Funds Trust
                  AFBA 5 Star Funds
                  Atlantic Whitehall Funds Trust
                  Deutsche Asset Management VIT Funds
                  Forward Funds, Inc.
                  GAMNA Series Funds, Inc.
                  Harris Insight Funds Trust
                  Hillview Investment Trust II
                  Internaitonal Dollar Reserve Fund I, Ltd.
                  Kalmar Pooled Investment Trust
                  Matthews Asian Funds
                  Metropolitan West Funds
                  New Covenant Funds, Inc.
                  Pictet Funds
                  The RBB Fund, Inc.
                  RS Investment Trust
                  Smith Graham Institutional Funds
                  Stratton Growth Fund, Inc.
                  Stratton Monthly Dividend REIT Shares, Inc.
                  The Stratton Funds, Inc.
                  Tomorrow Funds Retirement Trust
                  Trainer, Wortham First Mutual Funds
                  Undiscovered Managers Funds
                  Weiss, Peck & Greer Funds Trust
                  Weiss, Peck & Greer International Fund
                  Wilshire Target Funds, Inc.
                  WPG Large Cap Growth Fund
                  WPG Tudor Fund
                  WT Investment Trust

                  Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           BlackRock Provident Institutional Funds
                           BlackRock Funds, Inc.

                  Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           Northern Funds Trust
                           Northern Institutional Funds Trust

                  Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           ABN AMRO Funds

         PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

         (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

         Name                              Title with PFPC Distributors
         ----                              ----------------------------
Steven Turowski                   Chairman, Chief Executive Officer, Director and President
Brian Burns                       Director
Susan Keller                      Director
Michael DeNofrio                  Director
Bruno S. DiStefano                Vice President
Susan K. Moscaritolo              Vice President
Elizabeth T. Holtsbery            Vice President
Thomas Rodman                     Vice President
Rita G. Adler                     Chief Compliance Officer
Christine P. Ritch                Chief Legal Officer
Salvatore Faia                    Secretary and Clerk
Christopher S. Conner             Assistant Secretary and Assistant Clerk
Bradley A. Stearns                Assistant Secretary and Assistant Clerk
John L. Wilson                    Assistant Secretary and Assistant Clerk
Douglas D. Castagna               Controller and Assistant Treasurer
John Coary                        Treasurer

         (c)      Not Applicable.

Item 28. LOCATION OF ACCOUNTS AND RECORDS.

                  The books and other documents required by paragraph
                  (b)(4) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of SBC Financial Services, Inc., the Registrant's investment adviser, 2401 Cedar Springs Road, Dallas, Texas 75201. Other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of the Registrant's transfer agent and accounting agent, PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 and the Registrant's sub-advisers at their respective locations shown in the Statement of Additional Information.

Item 29. MANAGEMENT SERVICES.

                  Not Applicable.

Item 30. UNDERTAKINGS.

                  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas, on the 17(h) day of April, 2003.

                                                AB FUNDS TRUST

                                                By: /s/ O.S. Hawkins
                                                --------------------------------
                                                O.S. Hawkins*
                                                President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ George J. Tous van Nijkerk*  Trustee, Chairman of the Board   April 17, 2003
-------------------------------
George J. Tous van Nijkerk

/s/ Gerald Jones*                Trustee                          April 17, 2003
-------------------------------
Gerald Jones

/s/ Earl Patrick*                Trustee                          April 17, 2003
-------------------------------
Earl Patrick

/s/ Joseph A. Mack*              Trustee                          April 17, 2003
-------------------------------
Joseph A. Mack

/s/ James Ray Taylor*            Trustee                          April 17, 2003
-------------------------------
James Ray Taylor

/s/ Michael R. Buster*           Trustee                          April 17, 2003
-------------------------------
Michael R. Buster

* By: /s/ O.S. Hawkins           Attorney-in-Fact                 April 17, 2003
      -------------------------
      O. S. Hawkins

                                 AB FUNDS TRUST
                                      N-1A
                                  EXHIBIT INDEX

EXHIBIT NO.       DESCRIPTION

EX-99.n           Rule 18f-3 Plan